AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 21, 2021

SECURITIES ACT FILE NO. 333-254611

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 1
☐	Post-Effective Amendment No.

AMG FUNDS

(Exact Name of Registrant as Specified in Charter)

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

(Address of Principal Executive Offices)

(800) 548-4539

(Registrant’s Telephone Number, Including Area Code)

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and Address of Agent for Service)

Title of Securities being Registered: shares of beneficial interest, no par value per share.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to

Section 24(f) of the Investment Company Act of 1940, as amended.

NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY CARD AND RETURN IT AS SOON AS POSSIBLE.

AMG FUNDS IV

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

AMG GW&K SMALL CAP VALUE FUND II

(FORMERLY AMG MANAGERS SILVERCREST SMALL CAP FUND)

Special Meeting of Shareholders

To Be Held on June 9, 2021

Dear Valued Shareholder:

You are being asked to vote on two important proposals:

(1)

approval of a proposed reorganization transaction for your fund, AMG GW&K Small Cap Value Fund II (formerly AMG Managers Silvercrest Small Cap Fund) (the “Target Fund”), a series of AMG Funds IV (“AMG Funds IV”); and

(2)

approval of a new subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K Investment Management, LLC (“GW&K”), an affiliate of AMGF and Affiliated Managers Group, Inc. (“AMG”), the ultimate parent company of AMGF, with respect to the Target Fund.

GW&K has been an affiliate of AMGF and AMG since 2008 and currently serves as subadviser to fourteen other funds in the AMG Funds Family of Funds. Affiliates of AMG are collectively referred to herein as “Affiliates.”

For more than two decades, AMG has been the partner of choice to the world’s leading alpha-generating boutique firms. AMG takes great pride in its process for making new investments and in partnering with best in class boutique investment firms globally. With over $600 billion in aggregate assets, AMG’s Affiliates offer a broad array of active, return-seeking strategies, with a focus on strategies in which boutiques maintain a competitive advantage in generating excess returns across market cycles. AMG’s unique partnership approach preserves each Affiliate’s operational and investment autonomy while leveraging the scale of AMG’s global business, with continued direct equity ownership by the Affiliate’s management partners. As highly specialized, independent, partner-owned investment firms, AMG’s Affiliates put their capital at risk alongside that of their clients, ensuring that Affiliates, as subadvisers, are incented to deliver the appropriate long term risk return profile for their Fund clients.

The proposed changes for the Target Fund, which have been approved by the Board of Trustees of AMG Funds IV (the “AMG Funds IV Board”), are part of a strategic repositioning of the AMG Funds complex for greater alignment with AMG, in which each fund not currently subadvised by an AMG Affiliate will be transitioned to an AMG Affiliate subadviser. A reorganization transaction is also proposed for the Target Fund, as described further below. We believe this move will provide a platform for the continued growth and success of the AMG Funds complex, and will create value for the Target Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The proposed changes will bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The repositioning will bring AMG’s strong partnerships in support of the Target Fund and AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Target Fund and the rest of the AMG Funds complex. AMG’s relationship with its Affiliates will also allow the Target Fund and the other funds in the AMG Funds complex to have greater insight into the Affiliates’ compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. We believe the proposed changes are in the best interest of the Target Fund.

The AMG Funds IV Board has called a special meeting of shareholders of the Target Fund to be held on June 9, 2021 to vote on the two proposals, which are described further below.

Your vote is very important regardless of the number of shares you own. Whether or not you plan to attend the meeting, please read the enclosed materials and authorize a proxy to vote promptly. To authorize a proxy to cast your vote, simply complete, sign and return the enclosed proxy card using the postage-paid envelope provided or follow the instructions on the proxy card to vote by telephone or the Internet. It is important that your vote is received no later than the time of the meeting. After careful consideration, the AMG Funds IV Board unanimously recommends that you vote “FOR” each proposal.

Proposal 1: Reorganization of AMG GW&K Small Cap Value Fund II into AMG GW&K Small Cap Value Fund

The AMG Funds IV Board has approved a transaction whereby the Target Fund would be reorganized into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Acquiring Fund” and together with the Target Fund, each a “Fund” and collectively, the “Funds”), a series of AMG Funds (“AMG Funds”) (the “Reorganization”). AMGF serves as investment manager to each Fund. GW&K serves as investment subadviser to the Acquiring Fund and is also the current interim subadviser to the Target Fund. The Target Fund and the Acquiring Fund are overseen by the same Trustees. If approved by shareholders, the Reorganization is expected to close on or about July 12, 2021, or as soon thereafter as practicable (the “Closing Date”).

After the Reorganization, AMGF will continue to serve as the investment manager to the Acquiring Fund and GW&K will continue to serve as the subadviser to the Acquiring Fund.

Proposal 2: Approval by shareholders of AMG GW&K Small Cap Value Fund II of a subadvisory agreement between AMG Funds LLC and GW&K Investment Management, LLC

At a meeting held on March 17-18, 2021, and based upon the recommendation of AMGF, the strategic repositioning of the AMG Funds complex in which each fund not currently subadvised by an Affiliate of AMG will be transitioned to an AMG Affiliate subadviser, and other factors, the AMG Funds IV Board terminated the Target Fund’s subadvisory agreement with Silvercrest Asset Management Group LLC (“Silvercrest”), the then-current subadviser of the Target Fund, and approved the appointment of GW&K as the subadviser to the Target Fund on an interim basis to replace Silvercrest, with GW&K’s services beginning on March 19, 2021. GW&K was appointed interim subadviser to the Target Fund pursuant to an interim subadvisory agreement (the “Interim Subadvisory Agreement”) as permitted by Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by applicable law, the Interim Subadvisory Agreement will remain in effect for a term no longer than 150 days. At the meeting held on March 17-18, 2021, the AMG Funds IV Board also approved the longer-term appointment of GW&K as the subadviser to the Target Fund and the adoption of a new subadvisory agreement between AMGF and GW&K with respect to the Target Fund (the “New Subadvisory Agreement”), subject to shareholder approval. If approved, the New Subadvisory Agreement would only go into effect in the event that the Reorganization is not consummated prior to August 16, 2021, when the Interim Subadvisory Agreement will automatically terminate. Information regarding the Interim Subadvisory Agreement and the New Subadvisory Agreement is contained in the enclosed proxy materials.

The AMG Funds IV Board believes that approval of each of the proposals is in the best interests of the Target Fund. Accordingly, the AMG Funds IV Board unanimously recommends that you vote “FOR” each proposal.

If you have any questions about the proxy materials or the proposed Reorganization, please call your investment professional or Computershare Fund Services at 888-456-7087.

Very truly yours,
/s/ Keitha L. Kinne
Keitha L. Kinne
President of AMG Funds IV

AMG FUNDS IV

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

QUESTIONS AND ANSWERS

YOUR VOTE IS IMPORTANT!

Dated: April 23, 2021

Q:	What am I being asked to vote on?

A: As a shareholder of the Target Fund, you are being asked to vote to approve the Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization among AMG Funds IV, on behalf of the Target Fund, AMG Funds, on behalf of the Acquiring Fund, and AMGF (for purposes of Section 5 only). In connection with the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund, the Acquiring Fund will assume all of the liabilities of the Target Fund, and you will receive a class of shares of the Acquiring Fund with a value equal to the net asset value of your corresponding class of shares of the Target Fund immediately prior to the Reorganization, based upon the Acquiring Fund’s valuation procedures, in liquidation of the Target Fund. The Reorganization is expected to be a transaction that is generally tax-free for U.S. federal income tax purposes. Upon completion of the Reorganization, you will become a shareholder of the Acquiring Fund.

Target Fund/Share Class	Acquiring Fund/Share Class
AMG GW&K Small Cap Value Fund II — Class N g	AMG GW&K Small Cap Value Fund — Class N
AMG GW&K Small Cap Value Fund II — Class I g	AMG GW&K Small Cap Value Fund — Class I
AMG GW&K Small Cap Value Fund II — Class Z g	AMG GW&K Small Cap Value Fund — Class Z

You are also being asked to vote to approve the New Subadvisory Agreement. GW&K, an Affiliate of AMGF and AMG, currently serves as subadviser to the Target Fund pursuant to an Interim Subadvisory Agreement that expires on August 16, 2021. To address the possibility that the Reorganization is not consummated prior to the termination of the Interim Subadvisory Agreement, AMGF recommended, and the AMG Funds IV Board approved, the New Subadvisory Agreement for the Target Fund in order to ensure the continuous management of the Target Fund.

Q:	Has the AMG Funds IV Board approved the Proposals?

A: Yes. The AMG Funds IV Board determined that the Reorganization and New Subadvisory Agreement are in the best interests of the Target Fund and unanimously recommends that you vote “FOR” both proposals.

Q:	Why is the AMG Funds IV Board recommending the Proposals?

A: Based on the information provided by AMGF, the AMG Funds IV Board believes that appointing GW&K as the subadviser, either through participation in the Reorganization or through the New Subadvisory Agreement, will benefit the Target Fund’s shareholders. In reaching this conclusion, the AMG Funds IV Board considered several factors, which are discussed in the enclosed materials. The Reorganization has also been approved by the Board of Trustees of AMG Funds, which is comprised of the same trustees as the AMG Funds IV Board.

The Reorganization will allow shareholders to continue to invest in a mutual fund managed on a day-to-day basis in a substantially similar manner and by the same portfolio management personnel that currently manage the Target Fund on an interim basis. AMGF, which serves as the Target Fund’s investment manager and provides administration and shareholder services for the Target Fund, would continue to provide the overall investment oversight responsibilities as the investment manager of the Acquiring Fund as well as administration and shareholder services for the Acquiring Fund. Because GW&K, the current subadviser to the Acquiring Fund and the interim subadviser to the Target Fund, is an affiliate of AMGF, AMGF indirectly benefits from the compensation received by GW&K. The AMG Funds Family of Funds is a mutual fund complex comprised of 46 different funds, each having distinct investment management objectives, strategies, risks, and policies. AMGF has advised the AMG Funds IV Board that AMGF is committed to providing shareholders with access to a complete array of investment products and a comprehensive, high-quality set of shareholder services.

Q:	Who will manage the Acquiring Fund once the Reorganization is completed?

A: Following the Reorganization, AMGF will continue to serve as the investment manager and GW&K will continue to serve as the subadviser to the Acquiring Fund. GW&K currently has day-to-day portfolio management responsibility as subadviser to the Target Fund, and it is currently anticipated that the Target Fund’s portfolio will be managed in a substantially similar manner and by the same personnel as the Acquiring Fund prior to the Reorganization, and these personnel will continue to have day-to-day portfolio management responsibility with respect to the Acquiring Fund after the Reorganization.

Q:	How will the expenses that I bear as a shareholder of the Acquiring Fund compare to the expenses I currently bear as a shareholder of the Target Fund?

A: Based on the net asset levels and expenses of the Target Fund for the fiscal year ended October 31, 2020 and the Acquiring Fund for the fiscal year ended December 31, 2020, the gross and net expense ratios of each class of shares of the pro forma combined Acquiring Fund are expected to be lower than the gross and net expense ratios of the corresponding class of shares of the Target Fund. The gross expenses ratios for Class N, Class I and Class Z shares of the Target Fund are 1.45%, 1.21% and 1.14%, respectively, while the gross expenses ratios for Class N, Class I and Class Z shares of the pro forma combined Acquiring Fund are expected to be 1.17%, 0.97% and 0.92%, respectively. The net expense ratios for Class N, Class I and Class Z shares of the Target Fund are 1.39%, 1.15% and 1.08%, respectively, while the net expense ratios for Class N, Class I and Class Z shares of the pro forma combined Acquiring Fund are expected to be 1.15%, 0.95% and 0.90%, respectively. AMGF has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Acquiring Fund’s expenses in order to limit the total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Acquiring Fund to the annual rate of 0.90% of the Acquiring Fund’s average daily net assets, subject to later reimbursement by the Acquiring Fund in certain circumstances. This arrangement also will continue to apply to the Acquiring Fund after the Reorganization. Certain fees waived and expenses reimbursed by AMGF are subject to recoupment in limited circumstances as noted below under “Synopsis – Comparison of Fees and Expenses.”

Q:	Will I need to pay sales commissions or taxes as a result of the Reorganization?

A: The Reorganization will not trigger any sales commissions for shareholders. Also, the Reorganization is expected generally to be a tax-free transaction for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not and the Target Fund generally will not recognize gain or loss as a direct result of the Reorganization, as described in more detail in the section of the proxy statement/prospectus entitled “U.S. Federal Income Tax Consequences.” A substantial portion of the portfolio will already be turned over at the time GW&K takes over management of the Target Fund and, consequently, the Target Fund expects a minimal amount of portfolio turnover in connection with the Reorganization. In the event the Target Fund sells portfolio assets in connection with the Reorganization, any such sales will cause the Target Fund to incur transaction costs and may result in a taxable distribution to shareholders. Additionally, because the Reorganization will end the tax year of the Target Fund, the Reorganization will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. These tax year-end distributions will be taxable to shareholders of the Target Fund, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization.

Q:	Will Acquiring Fund shareholders or Target Fund shareholders be expected to pay the costs associated with the Reorganization?

A: Shareholders of the Target Fund and shareholders of the Acquiring Fund will not bear any of the costs associated with the Reorganization except for any applicable registration fees, and brokerage or similar costs or transfer taxes in connection with the purchases or sales of portfolio securities or the management of such Fund’s investments related to the consummation of the Reorganization. AMGF and GW&K will bear all other costs of the Reorganization, such as proxy solicitation costs, accounting and legal expenses, the costs of printing and mailing this proxy statement/prospectus or other similar expenses, which are estimated to be approximately $94,400.

Q:	How do the investment objectives, principal investment strategies and principal risks of the Target Fund and the Acquiring Fund compare?

A: The Target Fund and the Acquiring Fund have the same investment objective, substantially similar principal investment strategies and the same principal risks. The investment objective of each Fund is to seek to provide long-term capital appreciation. Each Fund primarily invests in common stock of U.S. small-capitalization companies. More information about the Funds’ principal investment strategies is provided below under “Synopsis - Investment Objective and Strategies.”

Q:	What happens if shareholders of the Target Fund do not approve the Proposals?

A: The AMG Funds IV Board unanimously recommends that shareholders approve the Reorganization; however, if shareholders of the Target Fund do not approve the Reorganization, it will not occur. To address the possibility that the Reorganization is not consummated, the AMG Funds IV Board unanimously recommends that shareholders approve the New Subadvisory Agreement with GW&K. If the shareholders of the Target Fund do not approve either of the Proposals, the AMG Funds IV Board will determine what further action, if any, is appropriate for the Target Fund.

Q:	What happens if I do not wish to participate in the Reorganization of the Target Fund, or what if I do not wish to own shares of the Acquiring Fund?

A: Assuming the Reorganization is approved by shareholders of the Target Fund, you may redeem your shares of the Target Fund at any time before the last business day prior to the Closing Date. After the Closing Date, you may also redeem your shares of the Acquiring Fund on any day in accordance with the procedures applicable to the Acquiring Fund. Any such redemptions will be taxable to you if you hold your shares in a taxable account.

Q:	What shareholder vote is required to approve the Proposals?

A: Both the approval of the Reorganization by the Target Fund and the approval of the New Subadvisory Agreement will require the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Q:	When will the Reorganization occur?

A: If approved by shareholders, we expect the Reorganization to be completed on or about July 12, 2021, or as soon thereafter as practicable, provided all of the other closing conditions have been satisfied or waived.

Q:	When will the Shareholder Meeting be held?

A: The Shareholder Meeting is scheduled to be held on June 9, 2021.

Q:	How do I vote my shares?

A: You can vote your shares by telephone or electronically by following the instructions on the enclosed proxy card(s) or by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. If you have any questions regarding the proposals or how to vote your shares, please call your investment professional or Computershare Fund Services at 888-456-7087.

AMG GW&K Small Cap Value Fund II

(formerly AMG Managers Silvercrest Small Cap Fund)

A SERIES OF

AMG FUNDS IV

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR JUNE 9, 2021

This is the formal notice and agenda for the special meeting of shareholders of AMG GW&K Small Cap Value Fund II (formerly AMG Managers Silvercrest Small Cap Fund) (the “Target Fund”), a series of AMG Funds IV (“AMG Funds IV”). This notice tells the shareholders of the Target Fund what proposals will be voted on and the time and place of the meeting. We refer in this notice (and the proxy materials included with the notice) to AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Acquiring Fund”), a series of AMG Funds (“AMG Funds”). We refer to the Target Fund and the Acquiring Fund together as the “Funds.”

To the Shareholders of the Target Fund:

A special meeting of shareholders of the Target Fund will be held on June 9, 2021 at 3:00 p.m. (Eastern Time) (the “Meeting”). In light of the COVID-19 pandemic, the Meeting will be a virtual meeting held via telephone only.

At the Meeting, we will ask you to vote on:

1. A proposal to approve an Agreement and Plan of Reorganization, which provides for the acquisition of the assets and assumption of the liabilities of the Target Fund in exchange for shares of the Acquiring Fund, and the liquidation and termination of the Target Fund.

(The transaction that is the subject of the foregoing proposal is referred to herein as the “Reorganization.”)

2. A proposal to approve for the Target Fund a subadvisory agreement between AMG Funds LLC, the current investment manager to the Target Fund, and GW&K Investment Management, LLC, the current interim subadviser to the Target Fund.

3. Any other business that properly comes before the Meeting or any adjournments or postponements thereof.

Only shareholders of record of the Target Fund as of the close of business on April 16, 2021 are entitled to receive this notice and vote at the Meeting or any adjournments or postponements thereof. Whether or not you expect to attend the Meeting, please vote by telephone or electronically, or complete and return the enclosed proxy card (voting instruction card).

If you wish to attend the Meeting, please register by sending an email to shareholdermeetings@computershare.com and provide us with your full name and address in order to receive the conference call dial-in information. Please use the email subject line “AMG GW&K Small Cap Value Fund II”, and include in your email your full name along with your request for the conference line number. That number will be sent back to you, allowing you to call into the meeting. We encourage you to vote your shares prior to the Meeting.

By Order of the Board of Trustees of AMG Funds IV
/s/ Mark J. Duggan
Mark J. Duggan, Secretary
April 23, 2021

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

Whether or not you plan to attend the Meeting, please vote by telephone or electronically, or complete, sign, date and return the enclosed proxy card(s) in the enclosed prepaid envelope so that you will be represented at the Meeting.

Proxy Statement/Prospectus

April 23, 2021

AMG FUNDS IV

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

(800) 548-4539

AMG FUNDS

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

(800) 548-4539

WHAT IS THIS DOCUMENT AND WHY ARE YOU RECEIVING IT?

This document (the “Proxy Statement/Prospectus”) is both the proxy statement for AMG GW&K Small Cap Value Fund II (formerly AMG Managers Silvercrest Small Cap Fund) (the “Target Fund”) and a prospectus for AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Acquiring Fund”). We refer to the Target Fund and the Acquiring Fund together as the “Funds,” and each as a “Fund.” It contains the information that shareholders of the Target Fund should know before voting on the approval of a proposed Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provides for the reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”). Please retain this Proxy Statement/Prospectus for future reference. The Target Fund is a series of AMG Funds IV (“AMG Funds IV”), an open-end management investment company, and the Acquiring Fund is a series of AMG Funds (“AMG Funds”), an open-end management investment company. We refer to AMG Funds IV and AMG Funds together as the “Trusts,” and each as a “Trust.” The closing of the Reorganization is subject to a number of conditions, including the condition that shareholders of the Target Fund approve the Reorganization. If the Reorganization is approved, we expect the Reorganization will be completed on or about July 12, 2021, or as soon thereafter as practicable (the “Closing Date”), provided all of the other closing conditions have been satisfied or waived. Additional information regarding the Reorganization is contained in this Proxy Statement/Prospectus.

At a meeting held on March 17-18, 2021, and based upon the recommendation of AMGF, the strategic repositioning of the AMG Funds complex in which each fund not currently subadvised by an affiliate (“Affiliate”) of Affiliated Managers Group, Inc. (“AMG”) will be transitioned to an AMG Affiliate subadviser, and other factors, the Board of Trustees of AMG Funds IV terminated the Target Fund’s subadvisory agreement with Silvercrest Asset Management Group LLC (“Silvercrest”), the then-current subadviser to the Target Fund, and approved the appointment of GW&K Investment Management, LLC (“GW&K”), an affiliate of AMGF and AMG, as the subadviser to the Target Fund on an interim basis to replace Silvercrest, with GW&K’s services beginning on March 19, 2021. GW&K was appointed interim subadviser to the Target Fund pursuant to an interim subadvisory agreement (the “Interim Subadvisory Agreement”) as permitted by Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). At the meeting held on March 17-18, 2021, the Board of Trustees of AMG Funds IV also approved the longer-term appointment of GW&K as the subadviser to the Target Fund and the adoption of a new subadvisory agreement between AMG Funds LLC (“AMGF”), investment manager to the Target Fund, and GW&K with respect to the Target Fund (the “New Subadvisory Agreement”), subject to shareholder approval. If approved by shareholders, the New Subadvisory Agreement would only go into effect in the event that the Reorganization has not been consummated prior to August 16, 2021, when the Interim Subadvisory Agreement will automatically terminate. The Proxy Statement/Prospectus contains the information that shareholders of the Target Fund should know before voting on the approval of the New Subadvisory Agreement.

If the shareholders of the Target Fund do not approve either of the proposals, the Board of Trustees of AMG Funds IV will determine what further action, if any, is appropriate for the Target Fund. The Proxy Statement/Prospectus and the enclosed proxy card (the “Proxy Card”) are expected to be mailed to shareholders beginning on or about April 28, 2021.

HOW WILL THE REORGANIZATION WORK?

The Reorganization of the Target Fund will involve three steps:

(1)

the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and the delivery to the Target Fund of shares of the Acquiring Fund with a value equal to the value of the assets transferred by the Target Fund, net of liabilities (all as determined immediately prior to the transaction using the Acquiring Fund’s valuation policies);

(2)

the pro rata distribution of Class N, Class I, and Class Z shares of the Acquiring Fund to the Class N, Class I, and Class Z shareholders of record, respectively, of the Target Fund, as of the effective date of the Reorganization in full redemption of all such shares of the Target Fund; and

(3)	the liquidation and termination of the Target Fund.

As a result of the Reorganization, shareholders of each share class of the Target Fund will receive shares of the corresponding share class of the Acquiring Fund as set forth in the table below. The total net asset value of the Acquiring Fund shares that a shareholder will receive in the Reorganization will be the same as the total net asset value of the shares of the Target Fund that such shareholder held immediately before the Reorganization, based upon the Acquiring Fund’s valuation procedures. A form of the Plan of Reorganization is attached to this document as Appendix A.

Target Fund		Acquiring Fund
AMG GW&K Small Cap Value Fund II		AMG GW&K Small Cap Value Fund
Class N	g	Class N
Class I	g	Class I
Class Z	g	Class Z

After the Reorganization, AMGF will continue to provide the overall investment oversight responsibilities as the investment manager of the Acquiring Fund as well as administration and shareholder services for the Acquiring Fund. Because GW&K, the current subadviser of the Acquiring Fund and the interim subadviser of the Target Fund, is an affiliate of AMGF, AMGF indirectly benefits from the compensation received by GW&K. The AMG Funds Family of Funds is a mutual fund complex comprised of 46 different funds, each having distinct investment management objectives, strategies, risks, and policies. If the Reorganization is approved and consummated, shareholders of the Target Fund will own shares of the Acquiring Fund.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IS ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AVAILABLE?

Yes, additional information about the Acquiring Fund is available in the:

•	Statutory Prospectus for the Acquiring Fund;

•	Annual and Semi-Annual Reports to shareholders of the Acquiring Fund; and

•	Statement of Additional Information, or “SAI,” for the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission, which we refer to in the Proxy Statement/Prospectus as the “SEC.”

The following documents for the Target Fund are on file with the SEC and are incorporated by reference and legally considered to be part of this document:

•	Statutory Prospectus for the Target Fund, dated February 1, 2021, as supplemented March 19, 2021 (SEC file nos. 033-68666 and 811-08004);

•	SAI for the Target Fund, dated February 1, 2021, as supplemented March 19, 2021 (SEC file nos. 033-68666 and 811-08004);

•

The report of the Independent Registered Public Accounting Firm and the audited financial highlights and financial statements included in the Annual Report to Shareholders of the Target Fund for the year ended October 31, 2020 (SEC file nos. 033-68666 and 811-08004); and

•	SAI, dated April 23, 2021, related to this Proxy Statement/Prospectus (SEC file no. 333-254611)

This Proxy Statement/Prospectus should be retained for future reference.

Copies of all of the documents referred to above are available upon request without charge by writing to or calling:

AMG Funds IV

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

1-800-548-4539

AMG Funds

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

1-800-548-4539

You also may view or obtain copies of these documents from the SEC:

In Person:	At the SEC’s Public Reference Room in Washington, D.C. Call 202-551-8090 for hours of operation.

By Mail:	Public Reference Section
Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549-6009
(duplicating fee required)

By Email:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov www.amgfunds.com

OTHER IMPORTANT THINGS TO NOTE:

•	An investment in the Acquiring Fund or the Target Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	You may lose money by investing in the Acquiring Fund or the Target Fund.

I. PROPOSAL 1: THE REORGANIZATION

1.	SYNOPSIS

THE REORGANIZATION

The Board of Trustees of AMG Funds IV and the Board of Trustees of AMG Funds have approved the Reorganization and, in connection with the Reorganization, AMG Funds IV agreed to solicit the approval of the Target Fund’s shareholders for the Reorganization of the Target Fund (a series of AMG Funds IV) into the Acquiring Fund (a series of AMG Funds).

AMG Funds IV has called a special meeting of the shareholders of the Target Fund to allow the shareholders of the Target Fund to vote on the proposed Reorganization.

AMGF currently serves as the investment manager of the Target Fund, and GW&K currently serves as subadviser to the Target Fund under the Interim Subadvisory Agreement. Following the Reorganization, the Acquiring Fund will continue to be managed by AMGF and subadvised by GW&K. GW&K, as subadviser to the Acquiring Fund, has day-to-day portfolio management responsibility for the Acquiring Fund. Those personnel currently have day-to-day portfolio management responsibility for the Target Fund as well.

Following the Reorganization, overall responsibility for investment management, administration, and shareholder servicing, which is currently performed by AMGF for both the Target Fund and the Acquiring Fund, will continue to be the responsibility of AMGF for the Acquiring Fund.

U.S. FEDERAL INCOME TAX CONSEQUENCES

In general, the Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Target Fund and the Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will be tax-free for such purposes, as described in more detail in the section entitled “Tax Status of the Reorganization” below. Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized by the Target Fund or its shareholders as a direct result of the Reorganization. Moreover, the Acquiring Fund’s tax basis in the assets transferred to it from the Target Fund is expected to be the same as the Target Fund’s tax basis in such assets, and the Acquiring Fund’s holding period for the assets it receives from the Target Fund is expected to include the Target Fund’s holding period in such assets. In addition, the Target Fund shareholders’ aggregate tax basis in their Target Fund shares is expected to carry over to their Acquiring Fund Shares, and the Target Fund shareholders’ holding period in their Acquiring Fund Shares is expected to include such shareholders’ holding period in their Target Fund shares.

A substantial portion of the portfolio will already be turned over at the time GW&K takes over management of the Target Fund and, consequently, the Target Fund expects a minimal amount of portfolio turnover in connection with the Reorganization. In the event the Target Fund sells portfolio assets in connection with the Reorganization, the actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the Target Fund in such assets. Any capital gains recognized in any such sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because the Reorganization will end the tax year of the Target Fund, it will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable to shareholders of the Target Fund, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization.

At any time prior to the Reorganization, a shareholder may redeem shares of the Target Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Target Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

For more information about the U.S. federal income tax consequences of the Reorganization, see the section entitled “Tax Status of the Reorganization” below.

INVESTMENT OBJECTIVE AND STRATEGIES

The Target Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies. The description below compares the investment objectives and principal investment strategies of the Target Fund and Acquiring Fund.

The investment objective of each Fund is to seek to provide long-term capital appreciation. The investment objective of the Target Fund is a fundamental policy and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The investment objective of the Acquiring Fund is not a fundamental policy and thus may be changed without notice or shareholder approval although there is no present intention to do so.

The Funds have substantially similar principal investment strategies. Each Fund primarily invests in common stock of U.S. small-capitalization companies. Under normal circumstances, the Target Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. For purposes of this policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.” Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. Each Fund will provide shareholders with at least 60 days’ prior written notice of any change in its respective 80% policy. The Target Fund defines small-cap companies and the Acquiring Fund defines small-capitalization companies as those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of May 8, 2020, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 2000® Index was $94.8 million to $4.4 billion. As of January 31, 2021, the range of market capitalizations of the S&P SmallCap 600 Index was $143.11 million to $21.177 billion. As of January 31, 2021, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $65.9 million to $31.412 billion. Each Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, each Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time.

With respect to each Fund, through its fundamental research and proprietary screening, GW&K seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors. Each Fund seeks to hold securities for the long term until value is recognized in the market place. Each Fund aims to participate in rising markets and defend in down markets.

GW&K utilizes its proprietary screening process to narrow the investment universe of small-capitalization companies. GW&K’s proprietary screening process evaluates:

•	Valuation, uncovering undervalued stocks;

•	Quality, identifying sustainable and reliable earnings; and

•	Change, focusing on positive trends.

In selecting companies for each Fund, GW&K seeks to identify firms with the following key attributes:

•	Attractive valuation;

•	Motivated leadership, high-quality management;

•	Companies in stable or improving markets;

•	Improving financial metrics; and

•	Companies with a positive catalyst for change

GW&K seeks to manage risk through its proprietary screening process, rigorous valuation discipline, in-depth fundamental research and portfolio construction.

With respect to each Fund, various factors may lead GW&K to consider selling a particular security, such as the company’s valuation (for example, when GW&K’s estimate of intrinsic value is reached), management (for example, changes in the management team or corporate governance issues), market positioning (for example, a deterioration of fundamentals), financial stability (for example, increased levels of debt or declining profit margins) and/or growth profile (for example, a deteriorating earnings outlook).

Each Fund’s compliance with its investment limitations and requirements described in this Proxy Statement/Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.

Except as otherwise indicated, all of the foregoing investment strategies with respect to the Funds may be changed without shareholder approval.

For additional information about the Acquiring Fund’s non-principal investment strategies, please see the SAI relating to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

As is the case with an investment in the Target Fund, shareholders of the Acquiring Fund will incur indirectly various expenses borne by the Fund because the Fund pays fees and expenses that reduce the return on your investment. The following table describes the estimated expected impact of the Reorganization on the fees and expenses of the Target Fund. The Reorganization itself will not cause a shareholder to directly pay any additional fees.

The Target Fund has agreed to pay AMGF an investment management fee at an annual rate of 0.90%, and the Acquiring Fund has agreed to pay AMGF an investment management fee at an annual rate of 0.70%. Each Fund pays AMGF an administration fee at an annual rate of 0.15% of such Fund’s average daily net assets. Class N and Class I shares of the Target Fund are each authorized to pay up to 0.15% in shareholder servicing fees. Class N and Class I shares of the Acquiring Fund are authorized to pay up to 0.25% and 0.05% in shareholder servicing fees, respectively. Class N shares of the Target Fund also pay distribution (12b-1) fees of 0.25%, while Class N shares of the Acquiring Fund do not pay distribution (12b-1) fees. The fee structure of the Acquiring Fund will remain in place following the Reorganization.

The total operating expense ratio of each class of shares of the Acquiring Fund as of the Closing Date is expected to be lower than the total operating expense ratio of the corresponding class of shares of the Target Fund on that date, after giving effect to contractual expense waivers and reimbursements. There can be no assurance that the Reorganization will result in long-term expense savings. Certain fees waived and expenses reimbursed by AMGF are subject to recoupment in limited circumstances as noted below.

The information in the tables below reflects the estimated fees and expenses for the Target Fund’s fiscal year ended October 31, 2020 and the Acquiring Fund’s fiscal year ended December 31, 2020, as well as the pro forma fees and expenses for the twelve months ended December 31, 2020 for the combined fund following the Reorganization as if the Reorganization had occurred at the beginning of the period. The estimates are based on contracts and agreements that are in effect currently. The actual fees and expenses of each class of each Fund and the pro forma combined Acquiring Fund as of the Closing Date may differ from those reflected in the tables below due to changes in net assets from those during the periods reflected in the tables. Changes in net assets may result from purchases and redemptions of Fund shares, market appreciation or depreciation, and other factors occurring between that date and the Closing Date. As a general matter, changes (positive or negative) in a Fund’s expense ratio resulting from fluctuations in the Target Fund’s or Acquiring Fund’s net assets will be borne by shareholders of the applicable Fund and the pro forma combined Acquiring Fund. For additional information concerning the net assets of each Fund, please see “SUMMARY OF DIFFERENCES BETWEEN THE TARGET FUND AND THE ACQUIRING FUND — Existing and Pro Forma Capitalizations” below.

Target Fund, Acquiring Fund and Pro Forma – Acquiring Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements
Target Fund – Class N	0.90%	0.24%	0.31%	1.45%	(0.06	)%(1)	1.39%
Acquiring Fund – Class N	0.70%	None	0.48%	1.18%	(0.03	)%(2)	1.15%
Pro Forma – combined Acquiring Fund –Class N	0.70%	None	0.47%	1.17%	(0.02	)%(2)	1.15%

Fund/Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements
Target Fund – Class I	0.90%	None	0.31%	1.21%	(0.06	)%(1)	1.15%
Acquiring Fund – Class I	0.70%	None	0.28%	0.98%	(0.03	)%(2)	0.95%
Pro Forma – combined Acquiring Fund –Class I	0.70%	None	0.27%	0.97%	(0.02	)%(2)	0.95%

Fund/Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements

Target Fund – Class Z	0.90%	None	0.24%	1.14%	(0.06	)%(1)	1.08%
Acquiring Fund – Class Z	0.70%	None	0.23%	0.93%	(0.03	)%(2)	0.90%
Pro Forma – combined Acquiring Fund –Class Z	0.70%	None	0.22%	0.92%	(0.02	%)(2)	0.90%

(1)

AMGF has contractually agreed, through at least March 1, 2022, to waive management fees and/or pay or reimburse the Target Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Target Fund to the annual rate of 1.08% of the Target Fund’s average daily net assets (for purposes of this paragraph, this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Target Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by AMGF, AMGF may recover such amounts from the Target Fund, provided that such repayment would not cause the Target Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Target Fund. The contractual expense limitation may only be terminated in the event AMGF or a successor ceases to be the investment manager of the Target Fund or a successor fund, by mutual agreement between AMGF and the AMG Funds IV Board of Trustees or in the event of the Target Fund’s liquidation unless the Target Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Target Fund.
(2)

AMGF has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Acquiring Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Acquiring Fund to the annual rate of 0.90% of the Acquiring Fund’s average daily net assets (for purposes of this paragraph, this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Acquiring Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by AMGF, AMGF may recover such amounts from the Acquiring Fund, provided that such repayment would not cause the Acquiring Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Acquiring Fund. The contractual expense limitation may only be terminated in the event AMGF or a successor ceases to be the investment manager of the Acquiring Fund or a successor fund, by mutual agreement between AMGF and the AMG Funds Board of Trustees or in the event of the Acquiring Fund’s liquidation unless the Acquiring Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Acquiring Fund.

Example

This Example will help you compare the cost of investing in the Target Fund, the Acquiring Fund and the pro forma combined Acquiring Fund, giving effect to the Reorganization, to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment in each Fund has a 5% total return each year and each Fund’s operating expenses remain the same. The Target Fund’s Example includes the Target Fund’s contractual expense limitation through March 1, 2022 and the pro forma and Acquiring Fund’s Example includes the Acquiring Fund’s contractual expense limitation through May 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

FUND/SHARE CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Target Fund – Class N	$142	$453	$786	$1,730
Acquiring Fund – Class N	$117	$371	$646	$1,429
Pro Forma – Acquiring Fund – Class N	$117	$369	$641	$1,418

FUND/SHARE CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Target Fund – Class I	$117	$378	$659	$1,461
Acquiring Fund – Class I	$97	$309	$538	$1,198
Pro Forma – Acquiring Fund – Class I	$97	$307	$534	$1,188

FUND/SHARE CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Target Fund – Class Z	$110	$356	$622	$1,381
Acquiring Fund – Class Z	$92	$293	$511	$1,140
Pro Forma – Acquiring Fund – Class Z	$92	$291	$507	$1,129

The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in Class N, Class I, and Class Z shares of the Acquiring Fund will bear, whether directly or indirectly. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

PORTFOLIO TURNOVER

Each of the Target Fund and the Acquiring Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that a fund sold and replaced the entire value of its securities holdings during the previous one-year period. The Target Fund and Acquiring Fund each pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect each Fund’s performance. During each Fund’s most recent fiscal year (ended October 31, 2020 for the Target Fund and ended December 31, 2020 for the Acquiring Fund), the Target Fund’s and the Acquiring Fund’s portfolio turnover rates were 30% and 115%, respectively, of the average value of their portfolios.

PERFORMANCE

The following performance information illustrates the risks of investing in the Acquiring Fund by showing changes in the Acquiring Fund’s performance from year to year and by showing how the Acquiring Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Acquiring Fund (before and after taxes) is not an indication of how the Acquiring Fund will perform in the future.

As of December 4, 2020, GW&K was appointed as subadviser to the Acquiring Fund and the Acquiring Fund changed its name to “AMG GW&K Small Cap Value Fund” and adopted its current investment strategies. The Acquiring Fund’s performance information for periods prior to December 4, 2020 reflects the Acquiring Fund’s investment strategy that was in effect at that time and may have been different had the Acquiring Fund’s current investment strategy been in effect. Effective February 27, 2017, outstanding Class S shares of the Acquiring Fund (formerly shares of the Acquiring Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) were renamed Class N shares.

To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.

Calendar Year Total Returns as of 12/31/20 (Class N)

Best Quarter: 27.14% (4th Quarter 2020)

Worst Quarter: -39.07% (1st Quarter 2020)

Average Annual Total Returns as of 12/31/20
Acquiring Fund	1 Year	5 Years	10 Years	Since Inception[1]
Class N Return Before Taxes	3.29%	7.19%	9.38%	—

Class N Return After Taxes on Distributions	-4.27%	4.23%	7.58%	—

Class N Return After Taxes on Distributions and Sale of Fund Shares	7.08%	5.43%	7.48%	—

Class I Return Before Taxes	3.50%	—	—	4.06%

Class Z Return Before Taxes	3.57%	—	—	4.13%

Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.63%	9.65%	8.66%	4.54%

[1]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Acquiring Fund’s Class I and Class Z shares on February 24, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.

PURCHASE PROCEDURES

The purchase procedures of the Target Fund and the Acquiring Fund are substantially the same, except as otherwise noted. This section describes the purchase procedures of the Acquiring Fund. Shares of the Acquiring Fund may be purchased directly from the Acquiring Fund, as well as through retirement or savings plans or financial intermediaries.

Acquiring Fund Pricing

The Class N, Class I, and Class Z shares of the Acquiring Fund are subject to different types and levels of expenses and minimum initial investment amounts, as described below.

While the Class N shares of the Target Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees of AMG Funds IV, the Board of Trustees of AMG Funds has not adopted a 12b-1 plan of distribution for Class N shares of the Acquiring Fund. Because each class of the Acquiring Fund bears fees and expenses in different amounts, and Class N and Class I shares also bear shareholder servicing fees in different amounts, the net asset value (the “NAV”) per share of the classes may differ. Class N shares are expected to have lower total returns than Class I and Class Z shares, and Class I shares are expected to have lower total returns than Class Z shares. In all other material respects, the Class N, Class I and Class Z shares are the same, each share representing a proportionate interest in the Acquiring Fund. Each class of shares of the Acquiring Fund is subject to a minimum investment amount, as described below.

Your purchase or redemption of Acquiring Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Acquiring Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Acquiring Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Acquiring Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Acquiring Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Acquiring Fund were received by the processing organization in proper form before 4:00 p.m.

Current net asset values per share for the Acquiring Fund are available on the Acquiring Fund’s website at www.amgfunds.com.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when the Acquiring Fund is not open for business, thus affecting the value of the Acquiring Fund’s assets on days when the Acquiring Fund shareholders may not be able to buy or sell Acquiring Fund shares.

Class N shares of the Acquiring Fund have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Acquiring Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% with respect to the Acquiring Fund (0.15% with respect to the Target Fund) for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of the Acquiring Fund do not pay distribution (12b-1) fees, while shareholders of Class N shares of the Target Fund pay distribution (12b-1) fees of 0.25%.

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Acquiring Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.05% with respect to the Acquiring Fund (0.15% with respect to the Target Fund) for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. The Class I shares do not pay distribution (12b-1) fees. Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Acquiring Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. The Class Z shares do not pay distribution (12b-1) fees. Individual retirement accounts may only invest in Class Z shares if the account is held directly on the books of the Acquiring Fund (e.g., not through an omnibus or NSCC networked account established by a financial intermediary).

Acquiring Fund Fair Value Policy

The Acquiring Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of AMG Funds. Under certain circumstances, an Acquiring Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the AMG Funds Board of Trustees. The Acquiring Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if AMGF believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Unless a foreign equity security is fair valued, if there are no reported sales for such security on the valuation date, it may be valued at the last quoted bid price or the mean between the last quoted bid and ask prices. The Board of Trustees of AMG Funds has adopted a policy that securities held in the Acquiring Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

The Acquiring Fund may invest in securities that may be thinly traded. The Board of Trustees of AMG Funds has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Acquiring Fund Investment Minimums

The Acquiring Fund offers three classes of shares, Class N, Class I, and Class Z. The minimum initial investment for Class N shares of a Fund is $2,000 for regular accounts and $1,000 for IRAs. The minimum subsequent investment is $100 for all Class N accounts. The minimum initial investment for Class I shares of a Fund is $100,000 for regular accounts and $25,000 for IRAs. The minimum subsequent investment is $100 for all Class I accounts. The minimum initial investment for Class Z shares of a Fund is $5,000,000 for regular accounts and $50,000 for IRAs. Individual retirement accounts may only invest in Class Z shares of a Fund by purchasing shares directly from the Fund. The minimum subsequent investment is $1,000 for all Class Z accounts.

Shareholders of the Target Fund will not need to satisfy the minimum investment amounts of the Acquiring Fund in order to receive the corresponding class of shares of the Acquiring Fund upon consummation of the Reorganization, but will need to satisfy the minimum investment amounts in order to purchase shares of other funds in the AMG Funds Family of Funds after the Reorganization.

The Acquiring Fund may suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading; change the minimum required investment amounts; and refuse a buy order for any reason at its discretion, including the failure to submit a properly completed application. The Acquiring Fund may also refuse an exchange request for any person or group if the Acquiring Fund determines that the request could adversely affect the Acquiring Fund, for example, if the person or group has engaged in excessive trading. This determination is at AMGF’s discretion, based on a case-by-case analysis consistent with AMG Funds’ policies and procedures regarding frequent trading. The Acquiring Fund may end or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales. See “Synopsis – Exchange Rights” below.

REDEMPTION PROCEDURES

The redemption procedures of the Target Fund and the Acquiring Fund are substantially the same. This section describes the redemption procedures of the Acquiring Fund. Shareholders may redeem shares of the Acquiring Fund any day that the NYSE is open for business. The Acquiring Fund allows, with certain limitations, redemptions of shares from the Acquiring Fund by mail, telephone, wire transfer, and over the Internet at www.amgfunds.com.

The Acquiring Fund may redeem shares in an account if balances fall below a certain amount. Specifically, the Acquiring Fund may redeem a shareholder’s account if its value (i) falls below $500 for Class N shares, $25,000 for Class I shares or $50,000 for Class Z shares due to redemptions the shareholder makes, or (ii) is below $100, but, in each case, not until after the Acquiring Fund gives the shareholder at least 60 days’ notice and the opportunity to increase the account balance to the minimum account balance amount. Whether AMG Funds will exercise its right to redeem shareholder accounts will be determined by AMGF on a case-by-case basis.

The Acquiring Fund or the Acquiring Fund’s transfer agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the account of a “Specified Adult” (as that term is defined in FINRA Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.

In connection with AMG Funds’ anti-money laundering efforts, AMG Funds also may redeem Acquiring Fund shares at their net asset value and close a shareholder’s account if a shareholder fails to timely provide the Trust with any requested documentation or information, the Trust is unable to verify such documentation or information within a reasonable amount of time, or the Trust is otherwise required by law to redeem Acquiring Fund shares.

The Acquiring Fund reserves the right to make a redemption-in-kind, a payment in portfolio securities instead of in cash. If the Acquiring Fund makes a redemption-in-kind, the securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees.

The Acquiring Fund offers an automatic redemption plan, and may require a signature guarantee for redemptions. Under its automatic redemption plan, the Acquiring Fund permits shareholders to set an amount of $100 or more to redeem each month. Automatic redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Acquiring Fund will complete the redemption on the next business day. The Acquiring Fund does not impose a redemption fee.

DIVIDENDS AND DISTRIBUTIONS

The dividend and distribution procedures of the Target Fund and the Acquiring Fund are substantially the same. This section describes the dividend and distribution procedures of the Acquiring Fund. The Acquiring Fund normally declares and pays any income dividends and net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Acquiring Fund will do this automatically unless you request otherwise. You may also change your election at any time by giving the Acquiring Fund written notice at least 10 days before the scheduled payment date.

FREQUENT TRADING POLICY

The frequent trading policy of the Target Fund and the Acquiring Fund are substantially the same. This section describes the frequent trading policy of the Acquiring Fund. The Board of Trustees of AMG Funds has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Acquiring Fund. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Acquiring Fund’s portfolio, increase the Acquiring Fund’s expenses, and have a negative impact on the Acquiring Fund’s performance. There may be additional risks due to frequent trading activities. As described previously, the Acquiring Fund has adopted procedures to minimize these risks.

To help prevent frequent trading, AMGF monitors the trading activities of the Acquiring Fund accounts on a daily basis, including large accounts maintained directly with the Acquiring Fund’s transfer agent. If AMGF determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, AMGF reviews the account’s activities and may warn the account owner and/or restrict the account. AMGF also notifies the Acquiring Fund’s transfer agent of any restriction and periodically informs the AMG Funds Board of Trustees about the implementation of these frequent trading policies and procedures.

The Acquiring Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if AMGF believes that a shareholder is engaging in market timing activities that may harm the Acquiring Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Acquiring Fund’s frequent trading policies are not considered to be acceptable by the Acquiring Fund, and the Acquiring Fund may reject them on the next business day after the financial intermediary has received them.

Although the Acquiring Fund uses reasonable efforts to prevent market timing activities in the Acquiring Fund, its efforts may not always succeed. For example, although the Acquiring Fund strives to apply these policies and procedures uniformly to all accounts, the Acquiring Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Acquiring Fund. Although the Acquiring Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Acquiring Fund’s ability to detect frequent trading activities by investors who hold shares through omnibus accounts at financial intermediaries will still be limited by the ability of the Acquiring Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

EXCHANGE RIGHTS

The exchange rights of the Target Fund and the Acquiring Fund are substantially the same. This section describes the exchange rights of the Acquiring Fund. The Acquiring Fund offers shareholders exchange privileges, allowing shareholders to exchange shares of the Acquiring Fund for the same class of shares of other funds in AMG Funds or for shares of other funds managed by AMGF, subject to the applicable investment minimum. Not all funds managed by AMGF offer all classes of shares or are open to new investors.

In addition to exchanging shares described above, shareholders in the Acquiring Fund also may exchange their shares through AMGF for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”).

There is no fee associated with AMGF’s exchange privilege, except as described below; however, an exchange may result in tax consequences. In addition, AMGF has implemented the following restrictions regarding exchanges:

•

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange out of a Fund through AMGF.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment adviser, bank, or investment professional. Normally, the Acquiring Fund will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Acquiring Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

INVESTING THROUGH AN INTERMEDIARY

The Target Fund’s and the Acquiring Fund’s procedures for investing through a financial intermediary are substantially the same. This section describes the Acquiring Fund’s procedures for investing through a financial intermediary. AMG Distributors, Inc. (“AMGDI”), a wholly-owned subsidiary of AMGF, serves as distributor for the Acquiring Fund. AMGF, GW&K and/or AMGDI, as applicable, may make direct or indirect payments to third parties in connection with the sale of the Acquiring Fund shares or the servicing of shareholder accounts.

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Acquiring Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Acquiring Fund may include receipt of shareholder servicing fees (whereas, with respect to the Target Fund, such compensation may include receipt of distribution (12b-1) fees and shareholder servicing fees). Shareholder servicing fees are paid out of the assets of each of Class N and Class I shares on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in Class N and Class I shares. These payments are made pursuant to written agreements between the Financial Intermediaries and AMGF, AMGDI and/or the Acquiring Fund. Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with AMGDI to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Acquiring Fund are available in other share classes that have different fees and expenses.

AMGF, GW&K and/or AMGDI may pay additional compensation (directly out of their own resources and not as an expense of the Acquiring Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. (“FINRA”) rules and other applicable laws and regulations, AMGF, GW&K and AMGDI may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Acquiring Fund over other investment options. Any such payments may be substantial; however, they will be made by AMGF, GW&K and/or AMGDI, as applicable, not by the Acquiring Fund or its shareholders, and will not change the NAV or the price of the Acquiring Fund’s shares.

You can ask your Financial Intermediary for information about any payments it receives from AMGF, GW&K and/or AMGDI and any services it provides, as well as about fees and/or commissions it charges and which share class(es) you are eligible to purchase.

The Class N shares of the Acquiring Fund do not pay distribution (12b-1) fees. The Target Fund has adopted a Plan of Distribution under Rule 12b-1 under the 1940 Act (such plan, the “Target Fund 12b-1 Plan”) for Class N shares that allows the Target Fund to pay AMGDI and financial intermediaries for selling and distributing Class N shares (for example, for sales, marketing, and promotional activities and to cover related expenses) and for providing service to shareholders of Class N shares. Because 12b-1 fees are deducted from the net assets of Class N shares on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of sales charges. The Target Fund 12b-1 Plan authorizes payments of up to 0.25% annually of the Target Fund’s average daily net assets attributable to Class N shares.

CERTAIN U.S. FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Acquiring Fund under the Internal Revenue Code of 1986 (the “Code”), as amended and as in effect as of the date of this Proxy Statement/Prospectus. A more detailed tax discussion is provided in the Acquiring Fund’s SAI. While this section describes tax information with respect to the Acquiring Fund, the information also substantially applies to the Target Fund. The Acquiring Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax adviser about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Acquiring Fund based on your particular circumstances.

The Acquiring Fund has elected and intends to qualify and be eligible to be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Acquiring Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Acquiring Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Acquiring Fund owns or is considered to have owned for more than one year and that are properly reported by the Acquiring Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.

•	Distributions from the sale of investments that the Acquiring Fund owns or is considered to have owned for one year or less are taxable as ordinary income.

•

Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and the Acquiring Fund meet certain holding period and other requirements.

•

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Acquiring Fund, including any capital gain dividends and net gains recognized on the sale, redemption or exchange of shares of the Acquiring Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Acquiring Fund.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by the Acquiring Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Acquiring Fund through such a plan, you will not be subject to tax on distributions from the Acquiring Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax adviser to determine the suitability of the Acquiring Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Acquiring Fund) from such a plan.

Any gain or loss that results from the sale, exchange (including an exchange of the Acquiring Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Acquiring Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Acquiring Fund that you have failed to properly report certain interest and dividend income.

ADDITIONAL INFORMATION APPLICABLE TO THE TARGET FUND

Additional information regarding shareholder policies and procedures for the Target Fund may be found in its prospectus, dated February 1, 2021, as supplemented through the date of this Proxy Statement/Prospectus, which is on file with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.

2.	PRINCIPAL RISK FACTORS

The principal risks associated with investments in the Target Fund and the Acquiring Fund are the same because the Funds have the same investment objective and substantially similar principal investment strategies and policies. An investment in the Acquiring Fund is subject to the principal risks described below. The Target Fund is also subject to the risks described below.

Market Risk— market prices of investments held by the Acquiring Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Management Risk—because the Acquiring Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Acquiring Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the subadviser’s investment techniques and risk analysis will produce the desired result.

Liquidity Risk—the Acquiring Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Acquiring Fund may have to sell them at a loss.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

For additional information about the Acquiring Fund’s non-principal risks, please see the SAI relating to this Proxy Statement/Prospectus.

3.	THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

At a meeting held on March 17-18, 2021, the AMG Funds IV Board of Trustees voted to approve the Reorganization with respect to the Target Fund, subject to approval by the shareholders of the Target Fund. In the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund, which will assume all of the liabilities of the Target Fund. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares of beneficial interest to the Target Fund, which shares will be distributed to shareholders in liquidation of the Target Fund. Any Class N, Class I, or Class Z shares you own of the Target Fund at the time of the Reorganization will be cancelled and you will receive Class N, Class I, or Class Z shares, respectively, of the Acquiring Fund having an aggregate value equal to the aggregate value of your shares of the Target Fund, based upon the Acquiring Fund’s valuation procedures. The Reorganization is expected to be a transaction that is generally tax-free for U.S. federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about July 12, 2021, provided all of the other closing conditions have been satisfied or waived.

The accounting survivor of the Reorganization will be the Acquiring Fund. As a result, the Acquiring Fund will continue to use its performance history after the closing of the Reorganization.

Following the Reorganization, AMGF will continue to serve as the investment manager to the Acquiring Fund, and GW&K will continue to provide day-to-day portfolio management services as the subadviser to the Acquiring Fund. Oversight of the Acquiring Fund will be provided by the Board of Trustees of AMG Funds and, as the investment manager of the Acquiring Fund, AMGF will continue to provide investment oversight for the Acquiring Fund. AMGF will also continue to provide administration and shareholder services for the Acquiring Fund. The Board of Trustees of AMG Funds approved the Reorganization with respect to the Acquiring Fund at a meeting held on March 17-18, 2021.

Headquartered in Stamford, Connecticut, AMGF was founded in 1983 to provide individual investors and smaller institutions with access to the same expertise, resources and techniques employed by major institutions and wealthy families. AMGF serves as the investment manager to the funds in the AMG Funds Family of Funds and is a subsidiary of AMG. As of December 31, 2020, AMGF had approximately $26 billion in mutual fund assets under management.

In approving the Reorganization of the Target Fund into the Acquiring Fund, the Board of Trustees of AMG Funds IV considered a number of factors, which are discussed under “Board Consideration of the Reorganization” below.

TERMS OF THE REORGANIZATION

At the effective time of the Reorganization, the Acquiring Fund will acquire all of the assets of the Target Fund and, in exchange, will (i) issue shares of the Acquiring Fund to the Target Fund and (ii) assume the liabilities of the Target Fund.

The terms and conditions under which the Reorganization will be implemented are set forth in the Plan of Reorganization. The material provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached as Appendix A to this Proxy Statement/Prospectus. The Plan of Reorganization contemplates (i) the Acquiring Fund’s acquisition of all of the assets of the Target Fund in exchange solely for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund by the Closing Date (the “Liabilities”), and (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund as soon as reasonably practicable after the Closing Date.

Each shareholder of the Target Fund will receive a number of full and fractional Acquiring Fund Shares of the designated class of shares equal in value to the full and fractional shares of the applicable class of shares of the Target Fund held by such shareholder as of the Closing Date, based upon the Acquiring Fund’s valuation procedures. The Target Fund will be liquidated and terminated soon thereafter.

Accordingly, immediately after the Reorganization, each former shareholder of the Target Fund will own Acquiring Fund Shares that will be equal in net asset value to the shares of the Target Fund held by that shareholder immediately prior to the Reorganization, based upon the Acquiring Fund’s valuation procedures. The Plan of Reorganization provides the time for and method of determining the net value of the Target Fund’s assets (and therefore shares) and the net asset value of a share of the Acquiring Fund. The Plan of Reorganization also provides that the investment restrictions of the Target Fund will be temporarily amended to the extent necessary to effect the Reorganization. The valuation will be done at 4:00 p.m. Eastern Time on July 9, 2021 or such earlier or later time and day as may be mutually agreed upon in writing by the parties to the Plan of Reorganization (“Valuation Time”). Delivery of the assets of the Target Fund to be transferred, assumption of the liabilities of the Target Fund to be assumed and the delivery of the Acquiring Fund Shares to be issued shall be made after the Valuation Time at a date and time agreed to by the Target Fund and the Acquiring Fund. Any special shareholder options (for example, automatic investment plans on current Target Fund shareholder accounts) will automatically transfer to shareholder accounts for the Acquiring Fund.

The Plan of Reorganization provides that shareholders of the Target Fund and shareholders of the Acquiring Fund will not bear any of the costs associated with the Reorganization except for any applicable registration fees, and brokerage or similar costs or transfer taxes in connection with the purchases or sales of portfolio securities or the management of such Fund’s investments related to the consummation of the Reorganization. AMGF and GW&K will bear all other costs of the Reorganization, such as proxy solicitation costs, accounting and legal expenses, the costs of printing and mailing this Proxy Statement/Prospectus or other similar expenses, which are estimated to be approximately $94,400. The closing of the Reorganization is expected to occur on or about July 12, 2021 provided all of the other closing conditions have been satisfied or waived. The implementation of the Reorganization is subject to a number of conditions set forth in the Plan of Reorganization, including the approval of the Reorganization by shareholders of the Target Fund.

Another important condition to closing is that each of the Target Fund and Acquiring Fund receive a tax opinion to the effect that the Reorganization will qualify as a “tax-free reorganization” for U.S. federal income tax purposes. As such, the Reorganization is not expected to be taxable for such purposes to the Target Fund, the Acquiring Fund or the Target Fund’s shareholders. It should be noted that the Target Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution generally will be taxable to shareholders that hold their shares in a taxable account as ordinary income or capital gains.

The Trusts, by mutual consent of their Trustees, may terminate the Plan of Reorganization at any time. The Plan of Reorganization also automatically terminates on March 18, 2022 if on that date the transaction contemplated by the Plan of Reorganization has not been substantially completed and the Trusts have not agreed to a later date to complete the transaction.

The closing of the Reorganization is subject to a number of conditions, including the condition that shareholders of the Target Fund approve the Reorganization. In the event that the Reorganization is not consummated prior to the termination of the Interim Subadvisory Agreement, the Board of Trustees of AMG Funds IV has determined that the New Subadvisory Agreement with GW&K is in the best interests of the Target Fund in order to ensure a continuous investment management program for the Target Fund. If the shareholders of the Target Fund do not approve either of the Proposals, the Board of Trustees of AMG Funds IV will determine what further action, if any, is appropriate for the Target Fund.

BOARD CONSIDERATION OF THE REORGANIZATION

The Board of Trustees (the “Trustees”) of AMG Funds IV considered the proposed Reorganization at a meeting held on March 17-18, 2021. The Trustees considered the following matters, among others, in unanimously approving the proposal:

The Trustees reviewed the terms of the Plan of Reorganization, noting that the Reorganization would be submitted to the Target Fund’s shareholders for approval. The Trustees considered that, if the Reorganization is approved, the Acquiring Fund’s net expense ratios (as estimated by AMGF) are expected to be lower than the expense ratios currently incurred by the Target Fund, after giving effect to contractual expense waivers and reimbursements. The Trustees considered that if the Reorganization is consummated, overall responsibility for investment management, administration and shareholder servicing, which is currently performed by AMGF for both the Target Fund and the Acquiring Fund, would continue to be the responsibility of AMGF for the Acquiring Fund, and GW&K, the interim subadviser to the Target Fund and subadviser to the Acquiring Fund, would continue to be the subadviser to the Acquiring Fund. The Trustees noted that, after the Reorganization, AMGF, as investment manager, and GW&K, as subadviser, to the Acquiring Fund would be providing a comparable level of portfolio management services to the Acquiring Fund and shareholders as are currently being provided to the Target Fund. They further noted that the Reorganization would allow shareholders to continue to invest in a mutual fund managed on a day-to-day basis by the same portfolio management personnel that currently manage the Target Fund on an interim basis.

The Trustees discussed the ability of AMGF and GW&K to provide quality services with increased opportunities for economies of scale due to the marketing, infrastructure and size of the AMG Funds Family of Funds. The Trustees considered the performance record of each Fund and GW&K and the similar portfolio characteristics of the Funds.

The Trustees also took into account AMGF’s belief that the Reorganization would be more beneficial to the Target Fund’s shareholders as compared to closing and liquidating the Target Fund.

The Trustees noted that shareholders of the Target Fund and shareholders of the Acquiring Fund will not bear any of the costs associated with the Reorganization except for any applicable registration fees, and brokerage or similar costs or transfer taxes in connection with the purchases or sales of portfolio securities or the management of such Fund’s investments related to the consummation of the Reorganization, and that AMGF and GW&K will bear all other costs of the Reorganization, such as proxy solicitation costs, accounting and legal expenses, the costs of printing and mailing this Proxy Statement/Prospectus or other similar expenses. The Trustees also considered the potential benefits of the Reorganization to AMGF. The Trustees further discussed the fact that, under the Plan of Reorganization, the Acquiring Fund would assume all of the liabilities of the Target Fund. The Trustees considered that the Reorganization is not expected to result in taxable income or gain or other adverse U.S. federal tax consequences to shareholders.

The Trustees reviewed information regarding comparative expense ratios. The Trustees noted that AMGF has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Acquiring Fund’s expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses).

The Trustees reviewed the investment objectives, policies, and investment restrictions of both the Target Fund and the Acquiring Fund, discussed certain aspects of each, and concluded that the Acquiring Fund will have the same investment objective and substantially similar principal investment strategies as the Target Fund. The Trustees further discussed that some differences exist between the fundamental investment restrictions of the Acquiring Fund and the fundamental investment restrictions of the Target Fund.

The Trustees also considered various factors that they considered in connection with the approval of the New Subadvisory Agreement with GW&K as described under “Proposal 2: Approval of the New Subadvisory Agreement Between AMG Funds LLC and GW&K Investment Management LLC with respect to AMG GW&K Small Cap Value Fund II – Board of Trustees Recommendation.”

The Trustees, including the trustees who are not “interested persons” (as that term is defined by Section 2(a)(19) of the 1940 Act) of AMG Funds IV (the “AMG Funds IV Independent Trustees”) reviewed the proposed Reorganization in a private session with their independent legal counsel at which no representatives of AMGF or GW&K were present. The AMG Funds IV Independent Trustees concluded that, pursuant to Rule 17a-8 under the 1940 Act, the Reorganization would be in the best interests of the Target Fund, and that the interests of existing shareholders in the Target Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

At the March 17-18, 2021 meeting, the Trustees, including the AMG Funds IV Independent Trustees voting separately, unanimously approved the proposed Reorganization.

The Board of Trustees of AMG Funds also considered the proposed Reorganization at a meeting held on March 17-18, 2021. The Board of Trustees of AMG Funds, including the trustees who are not “interested persons” (as that term is defined by Section 2(a)(19) of the 1940 Act) of AMG Funds (the “AMG Funds Independent Trustees”) concluded that, pursuant to Rule 17a-8 under the 1940 Act, the Reorganization would be in the best interests of the Acquiring Fund, and that the interests of existing shareholders in the Acquiring Fund will not be diluted as a result of the transactions contemplated by the Reorganization. At the March 17-18, 2021 meeting, the Board of Trustees of AMG Funds, including the AMG Funds Independent Trustees voting separately, unanimously approved the proposed Reorganization.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Target Fund or the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TAX STATUS OF THE REORGANIZATION

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive a legal opinion from Ropes & Gray LLP satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements, and court decisions, generally for U.S. federal income tax purposes:

•

The acquisition by the Acquiring Fund of all of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

•

Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or (ii) the distribution of Acquiring Fund Shares by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

•

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all Liabilities of the Target Fund;

•

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the Target Fund’s tax basis in such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in the second bullet above;

•

Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund in the Reorganization, other than certain assets with respect to which gain or loss is required to be recognized as described in the second bullet above, will include the periods during which such assets were held or treated for U.S. federal income tax purposes as being held by the Target Fund;

•	Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for Acquiring Fund Shares;

•

Under Section 358 of the Code, the aggregate tax basis in the Acquiring Fund Shares received by a shareholder of the Target Fund will be the same as the aggregate tax basis in the Target Fund shares exchanged therefor;

•

Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquiring Fund Shares received will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange; and

•

The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

The opinion will be based on certain factual representations made by the officers of the Target Fund and the Acquiring Fund, and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service (the “IRS”) or a court would agree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Target Fund generally would recognize a taxable gain or loss for U.S. federal income tax purposes equal to the difference between the fair market value of the Acquiring Fund Shares the shareholder receives and the tax basis of the shareholder’s shares in the Target Fund. Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.

A portion of the portfolio assets of the Acquiring Fund and Target Fund may be sold at any time before or after the Reorganization in connection with the Reorganization. A substantial portion of the Target Fund’s portfolio will already be turned over at the time GW&K takes over management of the Target Fund. The Target Fund and the Acquiring Fund expect a minimal amount of portfolio turnover in connection with the Reorganization. In the event a Fund sells portfolio assets in connection with the Reorganization, the actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. The Reorganization will end the tax year of the Target Fund, and potentially will accelerate any distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

More generally, prior to the closing of the Reorganization, the Target Fund will, and the Acquiring Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by the Target Fund will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to the Reorganization. A Fund’s ability to carry forward capital losses (if any) and use such losses to offset future gains may be limited as a result of the Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred. As of October 31, 2020, the Target Fund had $3,713,729 in short-term capital loss carryforwards and $3,821,896 in long-term capital loss carryforwards, which may be used to offset future realized capital gains indefinitely. As of December 31, 2020, the Acquiring Fund had $0 in capital loss carryforwards.

In addition, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization (including as affected by the rules described above). Therefore, the shareholders of the Target Fund will receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of the Target Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the Target Fund’s or the Acquiring Fund’s respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case had the Reorganization not occurred. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The above description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the Reorganization with respect to the Target Fund in light of their individual circumstances. Since the foregoing discussion relates only to certain U.S. federal income tax consequences of the Reorganization, each shareholder of the Target Fund should also consult such shareholder’s tax advisers as to the state, local and non-U.S. tax consequences, if any, of the Reorganization with respect to the Target Fund based upon the shareholder’s particular circumstances.

FEES AND EXPENSES OF THE REORGANIZATION

Shareholders of the Target Fund and shareholders of the Acquiring Fund will not bear any of the costs associated with the Reorganization except for any applicable registration fees, and brokerage or similar costs or transfer taxes in connection with the purchases or sales of portfolio securities or the management of such Fund’s investments related to the consummation of the Reorganization. AMGF and GW&K will bear all other costs of the Reorganization, such as proxy solicitation costs, accounting and legal expenses, the costs of printing and mailing this Proxy Statement/Prospectus or other similar expenses.

4.	SUMMARY OF DIFFERENCES BETWEEN THE TARGET FUND AND THE ACQUIRING FUND

The following summary highlights certain differences between the Target Fund and the Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information about the Reorganization, please read this entire Proxy Statement/Prospectus, including its appendices.

COMPARISON OF BUSINESS STRUCTURE

Form of Organization

The Target Fund is a series of AMG Funds IV, a Delaware statutory trust organized under the laws of the State of Delaware pursuant to a Trust Instrument dated September 8, 1993, as amended (the “AMG Funds IV Trust Instrument”). The Acquiring Fund is a series of AMG Funds, a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated December 13, 2013, as amended (the “AMG Funds Trust Agreement,” and together with the AMG Funds IV Trust Instrument, the “Fund Charters”). The AMG Funds Trust Agreement and the Bylaws of AMG Funds (the “AMG Funds Bylaws”) are designed to make AMG Funds similar in many respects to a Massachusetts business corporation. The operations of the Target Fund are governed by the laws of the State of Delaware and by the AMG Funds IV Trust Instrument and the Amended and Restated Bylaws of AMG Funds IV (the “AMG Funds IV Bylaws”, and together with the AMG Funds Bylaws, the “Fund Bylaws”). The operations of the Acquiring Fund are governed by the laws of The Commonwealth of Massachusetts and by the AMG Funds Trust Agreement and the AMG Funds Bylaws. The Target Fund and Acquiring Fund are registered with the SEC as open-end management investment companies and subject to the provisions of the 1940 Act, and the rules and regulations thereunder.

Shares

The beneficial interest in AMG Funds IV is divided into transferable shares of one or more separate and distinct series or classes of a series as the Board of Trustees of AMG Funds IV shall from time to time create and establish. The number of shares of each series, and class thereof, authorized under the AMG Funds IV Trust Instrument is unlimited. Each share shall have no par value.

AMG Funds is authorized to issue shares of beneficial interest in separate series in addition to the Acquiring Fund. The AMG Funds Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares, without par value, of one or more series, to divide or combine the shares of any series into one or more classes, and to establish and designate a class or classes of a series.

Each share of a Fund represents an equal proportionate interest in that Fund and has identical voting, dividend, redemption, liquidation, and other rights. Shares of the Acquiring Fund have no preemptive or similar rights and may have conversion rights if the Trustees of AMG Funds establish conversion procedures. Shares of the Target Fund have no preemptive or other rights to subscribe to any additional shares and may have conversion rights if the Trustees of AMG Funds IV establish conversion procedures. Each Fund Charter provides that the Trustees (and, in the case of the AMG Funds Trust Agreement, the Trust or any officer, employee or agent of the Trust) shall have no power to bind personally any shareholder, nor except as specifically provided in the Fund Charter, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

All classes of the Target Fund and the Acquiring Fund shall represent the same interest in AMG Funds IV and AMG Funds, respectively, and have identical voting, dividend, liquidation and other rights with any other shares of that Fund; provided, however, that any class of shares may be subject to sales loads, contingent deferred sales charges, Rule 12b-1 fees, administrative fees, service fees or other fees in such amounts as may be established by the Board of Trustees of AMG Funds IV and the Board of Trustees of AMG Funds, as the case may be, from time to time in accordance with the 1940 Act, including Rule 18f-3 thereunder, and that any expenses related solely to a particular class of a Fund shall be borne solely by that class. In addition, in certain cases a class of a Fund may be entitled to vote separately as a class on certain matters affecting only that class.

Shareholder Liability

Under the Delaware Statutory Trust Act and the AMG Funds IV Trust Instrument, shareholders of AMG Funds IV will not be personally liable for the obligations of any series of AMG Funds IV; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. The AMG Funds IV Trust Instrument provides that each shareholder of AMG Funds IV and of each of its series shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, AMG Funds IV or by or on behalf of any of its series and that the Board of Trustees of AMG Funds IV shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay by way of subscription for any shares or otherwise. The AMG Funds IV Trust Instrument also provides that if any shareholder or former shareholder is held to be personally liable solely by reason of their being or having been a shareholder of a series of AMG Funds IV and not because of their acts or omissions or for some other reason, the shareholder shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability and AMG Funds IV, on behalf of the affected series, shall, upon request of the shareholder, assume the defense of any claim made against the shareholder for any act or obligation of the series and satisfy and judgment thereon from the assets of the series.

Under Massachusetts law, shareholders of a Massachusetts business trust such as AMG Funds may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the AMG Funds Trust Agreement provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Acquiring Fund, and that every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of AMG Funds by its Trustees or by any officers or officer on behalf of the Acquiring Fund shall give notice to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Acquiring Fund. The AMG Funds Trust Agreement provides that, to the extent any shareholder is held personally liable, solely by reason of being or having been a shareholder of a particular series or class of AMG Funds, such shareholder is entitled to indemnification out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder for all loss and expense arising from such liability.

Liability of Trustees

The AMG Funds IV Instrument provides that the Trustees of AMG Funds IV, when acting in such capacity, shall not be personally liable to any person other than AMG Funds IV or a beneficial owner for any act, omission or obligation of AMG Funds IV or any Trustee. A Trustee shall not be liable for any act or omission in their capacity as Trustee, or for any act or omission of any officer or employee of AMG Funds IV or of any other person or party, provided that nothing contained in the AMG Funds IV Trust Instrument or in the Delaware Business Trust Act shall protect any Trustee against any liability to AMG Funds IV or to shareholders to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee under the AMG Funds IV Trust Instrument. AMG Funds IV shall indemnify each of its Trustees and officers against all liabilities and expenses reasonably incurred by the Trustee or officer in connection with the defense or disposition of any action, suit or other proceeding in which such Trustee or officer may be involved or with which they may be threatened, while as a Trustee or thereafter, by reason of their being or having been such a Trustee except with respect to any matter as to which they shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of their duties.

The AMG Funds Trust Agreement provides that no Trustee, officer, employee or agent of the Trust is liable to any third persons in connection with the affairs of AMG Funds or the Acquiring Fund, except that the AMG Funds Trust Agreement does not protect a Trustee against any liability that arises from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee. The AMG Funds Trust Agreement also provides that all third persons shall look solely to the property of AMG Funds (or the particular series or class thereof) for any satisfaction of claims arising in connection with the affairs of AMG Funds (or the particular series or class thereof, as applicable). The AMG Funds Trust Agreement provides that a Trustee or officer, including persons who serve at the request of AMG Funds as directors, officers or trustees of another organization in which AMG Funds has an interest, is entitled to be indemnified against all liability in connection with the affairs of AMG Funds, except where such person is finally adjudicated in a decision on the merits not to have acted in good faith in the reasonable belief that his or her action was in the best interests of AMG Funds, or if the liability arises from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Meetings and Voting Requirements

Neither the Target Fund nor the Acquiring Fund is required by law or their governing documents to hold regular or annual shareholder meetings and normally will not. The Trustees of AMG Funds IV and AMG Funds may call shareholder meetings of the Target Fund and the Acquiring Fund, respectively. Pursuant to the AMG Funds IV Trust Instrument, special meetings of the shareholders of AMG Funds IV or any of its series shall be called by the Board of Trustees of AMG Funds IV upon the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote. Pursuant to the AMG Funds Trust Agreement, at any meeting called for the purpose, shareholders of AMG Funds have the right, upon the vote of the holders of two-thirds of the Trust’s outstanding shares, to remove a Trustee of AMG Funds from office. Pursuant to the AMG Funds IV Trust Instrument, a Trustee may be removed at any meeting of shareholders of AMG Funds IV by vote of shareholders owning at least two-thirds of the outstanding shares.

Under the AMG Funds IV Instrument, one-third of shares entitled to vote in person or by proxy constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law or otherwise by the AMG Funds IV Trust Instrument. Further, unless otherwise provided by applicable law or the AMG Funds IV Trust Instrument, a majority of the shares voted in person or by proxy at a meeting of which a quorum is present shall decide any questions and a plurality shall elect a Trustee. Under the AMG Funds Trust Agreement, thirty percent of the shares entitled to vote constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law, the AMG Funds Trust Agreement or the AMG Funds Bylaws, and a majority of the shares voted at a meeting of which a quorum is present shall decide any questions and a plurality shall elect a Trustee, except when a larger vote is required by any provision of law, the AMG Funds Trust Agreement, the AMG Funds Bylaws or the Trustees of AMG Funds.

Pursuant to the AMG Funds IV Trust Instrument, shares of the Target Fund entitle their holders to one vote per share or a fractional vote for each fractional share. There shall be no cumulative voting in the election of the Board of Trustees of AMG Funds IV. The Trustees of AMG Funds IV themselves have the power to alter the number of Trustees and may fill vacancies by appointing such persons as they in their discretion shall see fit consistent with the limitations under the 1940 Act.

The shareholders of the Acquiring Fund are entitled to one vote per whole share as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Subject to the 1940 Act, the Trustees of AMG Funds themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures and to appoint their own successors; provided, however, that immediately after such appointment, the requisite majority of the Trustees have been elected by the shareholders of AMG Funds. The voting rights of shareholders are not cumulative in the election of Trustees.

Dissolution or Termination

The Board of Trustees of AMG Funds IV may sell and convey all or substantially all of the assets of AMG Funds IV or any of its series to another trust, partnership, association or corporation, or to a separate series of shares thereof, organized under the laws of any state, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of AMG Funds IV or any series, and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, association or corporation or of a series thereof; or at any time sell and convert into money all of the assets of AMG Funds IV or any of its series. Upon making reasonable provision, in the determination of the Board of Trustees of AMG Funds IV, for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) of each series (or class) ratably among the holders of shares of that series then outstanding. Upon completion of the distribution of the remaining proceeds or the remaining assets, AMG Funds IV or any affected series shall terminate and the Trustees and AMG Funds IV shall be discharged of any and all further liabilities and duties under the AMG Funds IV Trust Instrument and the right, title and interest of all parties with respect to AMG Funds IV or any of its series shall be cancelled and discharged. Upon termination of AMG Funds IV, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of AMG Funds IV’s certificate of trust to be filed in accordance with the Delaware Business Trust Act, which certificate of cancellation may be signed by any one Trustee.

The AMG Funds Trust Agreement provides that, upon termination of AMG Funds (or any series or class thereof, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities belonging, allocated or attributable, severally, to each series (or the applicable series or belonging, allocated or attributable to the particular class, as the case may be), whether due or accrued or anticipated as may be determined by the Trustees of AMG Funds, AMG Funds shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets belonging, severally, to each series (or the applicable series or attributable to the particular class, as the case may be), to distributable form in cash or shares or other securities or property, or any combination thereof, and distribute the proceeds belonging to each series (or the applicable series or attributable to the particular class, as the case may be) to the shareholders of that series (or class, as the case may be), as a series (or class, as the case may be), ratably according to the number of shares of that series (or class, as the case may be) held by the several shareholders of such series (or class, as the case may be) on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of that series, provided that, with respect to any termination of a series with multiple classes, the proceeds attributable to each class shall be allocated to such class and then distributed to the shareholders of such class pro rata in proportion to the number of shares of such class held by each of them. AMG Funds may be terminated by a vote of its shareholders holding at least 66 2/3% of the shares of each series of AMG Funds entitled to vote and voting separately by series, or by the Trustees of AMG Funds upon written notice to the shareholders, and any series or class of AMG Funds may be terminated at any time by a vote of shareholders holding at least 66 2/3% of the shares of that series or class entitled to vote, or by the Trustees of AMG Funds by written notice to the shareholders of that series or class.

Derivative Actions

The AMG Funds IV Bylaws and the AMG Funds Bylaws each provide that a shareholder may bring a derivative action on behalf of AMG Funds IV and AMG Funds, respectively, only if the shareholder first makes a written demand upon AMG Funds IV or AMG Funds, respectively. The demand will not be excused under any circumstances, including claims of alleged interest on the part of each Trust’s Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to AMG Funds IV or AMG Funds, as applicable, would otherwise result. The Trustees shall consider such demand within 90 days of its receipt by AMG Funds IV or AMG Funds, as applicable. The Trustees of each of AMG Funds IV and AMG Funds will decide in their sole discretion whether to bring, maintain or settle (or not to bring, maintain or settle) any such court action, proceeding or claim, or to submit the matter to vote of shareholders, and such decision shall be binding upon the shareholders. No suit, proceeding or other action may be commenced or maintained after a decision to reject a demand. Any Trustee of AMG Funds IV or AMG Funds acting in connection with any demand or any proceeding relating to a derivative claim who is not an interested person (as defined in the 1940 Act) shall be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

The foregoing is only a summary of certain characteristics of the operations of the respective Fund Charters, the respective Fund Bylaws, and Delaware and Massachusetts law, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Fund Charters and Fund Bylaws (which are filed as exhibits to the registration statements of AMG Funds IV and AMG Funds, respectively, which may be found at the SEC’s website at www.sec.gov) and Massachusetts law directly for more complete information.

COMPARATIVE INFORMATION ON FUNDAMENTAL INVESTMENT RESTRICTIONS

The Target Fund and the Acquiring Fund are each subject to certain fundamental investment restrictions regarding their investments. A fundamental investment restriction may not be changed without the affirmative vote of the holders of a majority of a Fund’s outstanding securities (as defined in the 1940 Act).

There are differences in the fundamental investment restrictions of the Target Fund and the Acquiring Fund that could permit the Acquiring Fund to be managed differently from how the Target Fund is currently managed; however, the differences are not expected to materially impact the operations of the Funds. The following table compares the fundamental investment restrictions of the Target Fund and the Acquiring Fund.

Subject Matter of Restriction	Target Fund	Acquiring Fund	Impact of Differences
Borrowing	May not borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.	May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.	The Acquiring Fund’s policy allows the Acquiring Fund to borrow to a greater extent than the Target Fund.

Senior Securities	May not issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.	May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.	The Acquiring Fund’s policy allows the Acquiring Fund to issue senior securities to a greater extent than the Target Fund.

Lending	May not make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.	May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.	The Acquiring Fund’s policy allows the Acquiring Fund to lend to a greater extent than the Target Fund.

Subject Matter of Restriction	Target Fund	Acquiring Fund	Impact of Differences
Industry Concentration	May not purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.	May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.	No current material difference.

Commodities	May not purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objectives and policies.	May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.	The Acquiring Fund’s policy allows the Acquiring Fund to purchase and sell commodities to a greater extent than the Target Fund.

Real Estate	May not purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).	May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.	The Acquiring Fund’s policy allows the Acquiring Fund to purchase and sell real estate to a greater extent than the Target Fund.

Underwriting	May not act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.	May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.	The Acquiring Fund’s policy allows the Acquiring Fund to underwrite securities to a greater extent than the Target Fund.

Subject Matter of Restriction	Target Fund	Acquiring Fund	Impact of Differences
Diversification	May not, with respect to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer; or (ii) purchase more than 10% of the outstanding voting securities of such issuer.	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.	No material difference.

Investing for Control	May not make investments in securities for the purpose of exercising control.	N/A	Unlike the Target Fund, the Acquiring Fund is not subject to a fundamental investment restriction with respect to investing for the purposes of exercising control.

Use of Margin	May not purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.	N/A	Unlike the Target Fund, the Acquiring Fund is not subject to a fundamental investment restriction with respect to the Acquiring Fund’s use of margin.

Other Information Regarding Investment Restrictions

Target Fund

With respect to the Target Fund, any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth above shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restrictions related to borrowings by the Target Fund.

For purposes of the Target Fund’s commodities restriction, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

The Target Fund is also subject to the following non-fundamental investment restriction, which may be changed by the Trustees of AMG Funds IV without the approval of the Target Fund’s shareholders:

•

Except as otherwise provided in the Target Fund’s Prospectus or SAI, the Target Fund will only purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 20% of the Target Fund’s total assets.

•

Except as otherwise provided in the Target Fund’s Prospectus or SAI, the Target Fund will only purchase put options to the extent that the premiums paid on all outstanding put options do not exceed 20% of the Target Fund’s total assets.

•

Except as otherwise provided in the Target Fund’s Prospectus or SAI, with regard to the writing of put options, the Target Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

•

The Target Fund will limit investments in securities of issuers which the Target Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Target Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A or Regulation S under the 1933 Act, that have been deemed to be liquid pursuant to guidelines adopted by the Board of Trustees of AMG Funds IV. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradable in their local market, are not subject to this restriction.

Acquiring Fund

With respect to the Acquiring Fund, any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth above shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restrictions related to borrowings by the Acquiring Fund.

The Acquiring Fund is not subject to any non-fundamental investment restrictions.

EXISTING AND PRO FORMA CAPITALIZATIONS

The following table sets forth the capitalization of each Fund as of February 26, 2021 and of the pro forma Acquiring Fund as of that date, all based upon the Acquiring Fund’s valuation procedures. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund shareholders of the Target Fund will receive on the Closing Date.

	Acquiring Fund	Target Fund	Pro Forma Adjustments	Pro Forma Acquiring Fund
Net Assets: Class N (Target Fund)/Class N (Acquiring Fund)	$256,164,675	$30,576,668	—	$286,741,343

Net Assets: Class I (Target Fund)/Class I (Acquiring Fund)	$85,100,582	$162,090,594	—	$247,191,176

Net Assets: Class Z (Target Fund)/Class Z (Acquiring Fund)	$8,202,110	$46,533,605	—	$54,735,715

	Acquiring Fund	Target Fund	Pro Forma Adjustments	Pro Forma Acquiring Fund
Total Net Assets	$349,467,367	$239,200,867	—	$588,668,234

Net Asset Value Per Share: Class N (Target Fund)/Class N (Acquiring Fund)	$30.29	$18.56	—	$30.29

Net Asset Value Per Share: Class I (Target Fund)/Class I (Acquiring Fund)	$30.38	$18.80	—	$30.38

Net Asset Value Per Share: Class Z (Target Fund)/Class Z (Acquiring Fund)	$30.31	$18.79	—	$30.31

Number of Shares Outstanding: Class N (Target Fund)/Class N (Acquiring Fund)	8,457,359	1,647,051	(637,552)	9,466,858

Number of Shares Outstanding: Class I (Target Fund)/Class I (Acquiring Fund)	2,801,156	8,619,550	(3,284,204)	8,136,502

Number of Shares Outstanding: Class Z (Target Fund)/Class Z (Acquiring Fund)	270,607	2,476,353	(941,099)	1,805,861

COMPARISON OF INVESTMENT MANAGERS AND INVESTMENT MANAGEMENT FEES

Investment Managers and Subadvisers

AMGF, a subsidiary of AMG, is currently the investment manager to both the Target Fund and the Acquiring Fund and will continue to serve as investment manager of the Acquiring Fund after the Reorganization. The AMG Funds Family of Funds is a mutual fund complex comprised of 46 different funds, each having distinct investment management objectives, strategies, risks, and policies. GW&K currently serves as the investment subadviser of the Target Fund and the Acquiring Fund and will continue to serve as investment subadviser of the Acquiring Fund after the Reorganization. Because GW&K is an affiliate of AMGF, AMGF indirectly benefits from the compensation received by GW&K.

AMGF serves as the investment manager and administrator of both the Target Fund and the Acquiring Fund. AMGF has overall supervisory responsibility for the investment program of the Target Fund and the Acquiring Fund. AMGF selects and recommends, subject to the approval of the Board of Trustees of AMG Funds IV or AMG Funds, as applicable, the subadvisers to manage the Target Fund’s and the Acquiring Fund’s respective investment portfolios. It also monitors the performance, security holdings and investment strategies of the subadvisers and is responsible for reporting to AMG Funds IV’s and AMG Funds’ respective Board of Trustees on, as applicable, the Target Fund’s and the Acquiring Fund’s investment characteristics and performance. AMGF also furnishes certain administrative, compliance and accounting services for AMG Funds IV, including the Target Fund, and AMG Funds, including the Acquiring Fund. AMGF’s principal address is One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. AMGF and its corporate predecessors have over 20 years of experience in evaluating subadvisers for individuals and institutional investors. Each of AMG Funds IV and AMG Funds may rely on an exemptive order from the SEC which permits AMGF, subject to certain conditions and oversight by AMG Funds IV’s or AMG Funds’ Board of Trustees, as applicable, to terminate a subadviser to the Target Fund or Acquiring Fund, as applicable, and hire new unaffiliated subadvisers for the Target Fund or affiliated and unaffiliated subadvisers for the Acquiring Fund, as applicable, without prior shareholder approval. Affiliated subadvisers selected by AMGF for the Target Fund are, however, subject to shareholder approval.

GW&K serves as the subadviser to both the Target Fund and the Acquiring Fund and has day-to-day responsibility for managing each Fund’s portfolio. GW&K, located at 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974. AMG indirectly owns a majority interest in GW&K.

Portfolio Managers

Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Target Fund’s and the Acquiring Fund’s portfolios. They have managed the Acquiring Fund since December 2020 and the Target Fund since March 2021.

Jeffrey O. Whitney. Mr. Whitney joined GW&K in 2005 and is a Partner and Equity Portfolio Manager. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. Prior to joining GW&K, Mr. Whitney was an Assistant Portfolio Manager at ING Investment Management and a Vice President and Equity Analyst at J.P. Morgan Fleming Asset Management.

Daniel L. Miller. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity investment teams, including portfolio management, research and trading. He is a member of GW&K’s Management, Investment and ESG Committees. Mr. Miller has worked with various companies in the Boston area as an investment and financial consultant. Prior to joining GW&K, he spent 21 years at Putnam Investments in Boston, where he was Chief Investment Officer for the specialty growth group.

The SAI relating to this Proxy Statement/Prospectus, which is incorporated herein by reference and on file with the SEC, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund. The SAI of the Target Fund, dated as of February  1, 2021, as supplemented through the date of this Proxy Statement/Prospectus, which is incorporated herein by reference and on file with the SEC, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Target Fund.

Investment Advisory Agreement, Subadvisory Agreement and Administration Agreement – Target Fund

AMGF serves as investment manager to the Target Fund pursuant to an investment advisory agreement with AMG

Funds IV, dated May 30, 2014, as amended (the “Target Fund Advisory Agreement”), and also serves as administrator to the Target Fund pursuant to an administration agreement with AMG Funds IV, dated October 1, 2016, as amended (the “Target Fund Administration Agreement”). The Target Fund Advisory Agreement permits AMGF to engage, from time to time, one or more subadvisers to assist in the performance of its services. AMGF has entered into the Interim Subadvisory Agreement with GW&K with respect to the Target Fund.

Under the Interim Subadvisory Agreement, GW&K manages all of the Target Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Target Fund in accordance with the Target Fund’s investment objective, policies and investment restrictions. GW&K provides these services subject to the general supervision of AMGF and the Board of Trustees of AMG Funds IV.

Under the Target Fund Administration Agreement, AMGF also serves as administrator of the Target Fund and is responsible for certain aspects of managing the Target Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Target Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Target Fund.

The Target Fund Advisory Agreement continues in effect from year to year provided such continuance is approved at least annually by (i) the Board of Trustees of AMG Funds IV or (ii) the vote of a majority of the outstanding voting securities of the Target Fund; and in either event by a vote of a majority of those Trustees of AMG Funds IV who are not parties to the Target Fund Advisory Agreement or interested persons of any such party in the manner provided in Section 15(c) of the 1940 Act. The Target Fund Advisory Agreement may be terminated with respect to the Target Fund: (a) at any time without penalty by the Target Fund upon the vote of a majority of the Trustees of AMG Funds IV or by vote of the majority of the Target Fund’s outstanding voting securities, upon sixty (60) days’ written notice to AMGF or (b) by AMGF at any time without penalty, upon sixty (60) days’ written notice to the Target Fund. The Target Fund Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Interim Subadvisory Agreement shall continue in effect until the earlier of (i) 150 days from its effective date or (ii) the date upon which a majority of the outstanding voting securities (as defined in the 1940 Act) of the Target Fund approve the New Subadvisory Agreement between AMGF and GW&K with respect to the Target Fund. In addition, the Interim Subadvisory Agreement may be terminated at any time, without penalty, (i) by vote of the Trustees of AMG Funds IV or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Target Fund, (ii) by AMGF, or (iii) by GW&K, in each case on sixty (60) days’ prior written notice to the other party. The Interim Subadvisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the regulations thereunder.

As compensation for the investment management services rendered and related expenses under the Target Fund Advisory Agreement, the Target Fund has agreed to pay AMGF an investment management fee, at an annual rate of 0.90%, which is computed daily as a percentage of the value of the average daily net assets of the Target Fund and may be paid monthly.

AMGF has contractually agreed, through at least March 1, 2022, to waive management fees and/or pay or reimburse the Target Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Target Fund to the annual rate of 1.08% of the Target Fund’s average daily net assets (for purposes of this paragraph, this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Target Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by AMGF, AMGF may recover such amounts from the Target Fund, provided that such repayment would not cause the Target Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Target Fund. The contractual expense limitation may only be terminated in the event AMGF or a successor ceases to be the investment manager of the Target Fund or a successor fund, by mutual agreement between AMGF and the AMG Funds IV Board of Trustees or in the event of the Target Fund’s liquidation unless the Target Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Target Fund.

As compensation for the investment management services rendered and related expenses under the Interim Subadvisory Agreement, AMGF has agreed to pay GW&K a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is calculated and payable monthly based upon the average daily net assets that GW&K manages. The fee paid to GW&K is paid out of the fee AMGF receives from the Target Fund and does not increase the Target Fund’s expenses.

Additionally, under the Target Fund Administration Agreement, the Target Fund pays AMGF an administration fee at an annual rate of 0.15% of the Target Fund’s average daily net assets per annum. The Target Fund Administration Agreement generally may be terminated by vote of the Trustees of AMG Funds IV or by vote of a majority of the outstanding voting securities of the Target Fund, or by AMGF, in each case on at least 60 days’ prior written notice to the other party.

A discussion regarding the basis for AMG Funds IV’s Board of Trustees approving the Target Fund Advisory Agreement between AMG Funds IV and AMGF with respect to the Target Fund is available in the Target Fund’s annual report to shareholders for the year ended October 31, 2020. A discussion regarding the basis for AMG Funds IV’s Board of Trustees approving the Interim Subadvisory Agreement between AMGF and GW&K with respect to the Target Fund will be available in the Target Fund’s semi-annual report to shareholders for the period ending April 30, 2021.

Investment Management Agreement, Subadvisory Agreement and Administration Agreement – Acquiring Fund

AMGF serves as investment manager to the Acquiring Fund pursuant to an investment management agreement with AMG Funds, dated October 19, 1999, as amended (the “Acquiring Fund Management Agreement”), and also serves as administrator to the Acquiring Fund pursuant to an administration agreement with AMG Funds, dated October 1, 2016, as amended (the “Acquiring Fund Administration Agreement”). The Acquiring Fund Management Agreement permits AMGF to engage, from time to time, one or more subadvisers to assist in the performance of its services. AMGF has entered into a subadvisory agreement with GW&K with respect to the Acquiring Fund (the “Acquiring Fund Subadvisory Agreement”).

Under the Acquiring Fund Subadvisory Agreement, GW&K manages all of the Acquiring Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Acquiring Fund in accordance with the Acquiring Fund’s investment objective, policies, and investment restrictions. GW&K provides these services subject to the general supervision of AMGF and the Board of Trustees of AMG Funds.

Under the Acquiring Fund Administration Agreement, AMGF also serves as administrator of the Acquiring Fund and is responsible for certain aspects of managing the Acquiring Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Acquiring Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Acquiring Fund.

The Acquiring Fund Management Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Board of Trustees of AMG Funds or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Acquiring Fund, and (ii) in either event by the vote of a majority of the Board of Trustees of AMG Funds who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Acquiring Fund Subadvisory Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of AMG Funds or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Acquiring Fund, and (ii) in either event, by the vote of a majority of the Trustees of AMG Funds who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance to the extent required by applicable law.

The Acquiring Fund Management Agreement and the Acquiring Fund Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees of AMG Funds, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Acquiring Fund, by AMGF or (in the case of the Acquiring Fund Subadvisory Agreement) by GW&K on 60 days’ written notice to the other party. The Acquiring Fund Management Agreement and the Acquiring Fund Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

For additional information regarding the Acquiring Fund Management Agreement and the Acquiring Fund Subadvisory Agreement, and the services that AMGF and GW&K provide to the Acquiring Fund, please see the SAI relating to this Proxy Statement/Prospectus, which is incorporated herein by reference and on file with the SEC.

As compensation for the investment management services rendered and related expenses under the Acquiring Fund Management Agreement, the Acquiring Fund has agreed to pay AMGF an investment management fee, at an annual rate of 0.70%, which is computed daily as a percentage of the value of the average daily net assets of the Acquiring Fund and may be paid monthly.

AMGF has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Acquiring Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Acquiring Fund to the annual rate of 0.90% of the Acquiring Fund’s average daily net assets (for purposes of this paragraph, this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Acquiring Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by AMGF, AMGF may recover such amounts from the Acquiring Fund, provided that such repayment would not cause the Acquiring Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Acquiring Fund. The contractual expense limitation may only be terminated in the event AMGF or a successor ceases to be the investment manager of the Acquiring Fund or a successor fund, by mutual agreement between AMGF and the AMG Funds Board of Trustees or in the event of the Acquiring Fund’s liquidation unless the Acquiring Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Acquiring Fund.

As compensation for the investment management services rendered and related expenses under the Acquiring Fund Subadvisory Agreement, AMGF has agreed to pay GW&K a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is computed daily and paid monthly based on the average daily net assets that GW&K manages. The fee paid to GW&K is paid out of the fee AMGF receives from the Acquiring Fund and does not increase the Acquiring Fund’s expenses.

Additionally, under the Acquiring Fund Administration Agreement, the Acquiring Fund pays AMGF an administration fee at an annual rate of 0.15% of the Acquiring Fund’s average daily net assets per annum. The Acquiring Fund Administration Agreement generally may be terminated by vote of the Trustees of AMG Funds or by vote of a majority of the outstanding voting securities of the Acquiring Fund, or by AMGF, in each case on at least 60 days’ prior written notice to the other party.

A discussion regarding the basis for AMG Funds’ Board of Trustees approving the Acquiring Fund Management Agreement between AMG Funds and AMGF with respect to the Acquiring Fund is available in the Acquiring Fund’s semi-annual report for the period ended June 30, 2020. A discussion regarding the basis for AMG Funds’ Board of Trustees approving the Acquiring Fund Subadvisory Agreement between AMGF and GW&K with respect to the Acquiring Fund is available in the Acquiring Fund’s annual report to shareholders for the fiscal year ending December 31, 2020.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AMG Funds has selected PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, as the independent registered public accounting firm for the Acquiring Fund for the fiscal year ending December 31, 2021.

OTHER PRINCIPAL SERVICE PROVIDERS

The following table lists the principal service providers for the Target Fund and the Acquiring Fund. The Acquiring Fund’s service providers will remain the same following the closing of the Reorganization.

SERVICE PROVIDERS
SERVICE	TARGET FUND	ACQUIRING FUND
Investment Manager	AMG Funds LLC One Stamford Plaza 263 Tresser Boulevard, Suite 949 Stamford, Connecticut 06901	AMG Funds LLC One Stamford Plaza 263 Tresser Boulevard, Suite 949 Stamford, Connecticut 06901

Investment Subadviser	GW&K Investment Management, LLC 222 Berkeley Street Boston, Massachusetts 02116	GW&K Investment Management, LLC 222 Berkeley Street Boston, Massachusetts 02116

Distributor	AMG Distributors, Inc. One Stamford Plaza 263 Tresser Boulevard, Suite 949 Stamford, Connecticut 06901	AMG Distributors, Inc. One Stamford Plaza 263 Tresser Boulevard, Suite 949 Stamford, Connecticut 06901

Administrator	AMG Funds LLC One Stamford Plaza 263 Tresser Boulevard, Suite 949 Stamford, Connecticut 06901	AMG Funds LLC One Stamford Plaza 263 Tresser Boulevard, Suite 949 Stamford, Connecticut 06901

Custodian	The Bank of New York Mellon Mutual Funds Custody 111 Sander Creek Parkway 2nd Floor East Syracuse, New York 13057	The Bank of New York Mellon Mutual Funds Custody 111 Sander Creek Parkway 2nd Floor East Syracuse, New York 13057

Fund Accountant	The Bank of New York Mellon Mutual Funds Accountant 4400 Computer Drive Westborough. Massachusetts 01581	The Bank of New York Mellon Mutual Funds Accountant 4400 Computer Drive Westborough, Massachusetts 01581

Transfer Agent	BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, Massachusetts 01581	BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, Massachusetts 01581

Independent Registered Public	PricewaterhouseCoopers LLP 101 Seaport Boulevard, Suite 500	PricewaterhouseCoopers LLP 101 Seaport Boulevard, Suite 500
Accounting Firm	Boston, Massachusetts 02210	Boston, Massachusetts 02210

REQUIRED VOTE

Proposal 1 must be approved by a “vote of a majority of the outstanding voting securities” of the Target Fund. The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of the vote of (i) 67% or more of the voting securities of the Target Fund entitled to vote on Proposal 1 present at the Meeting or represented by proxy, if more than 50% of the Target Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Target Fund entitled to vote on Proposal 1. If the vote required to approve Proposal 1 is not obtained from the Target Fund, the Reorganization will not be consummated, and the Trustees will consider what other actions to take in the best interests of the Target Fund.

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE TARGET FUND VOTE

“FOR” PROPOSAL 1.

*    *    *

II. PROPOSAL 2: APPROVAL OF THE NEW SUBADVISORY AGREEMENT BETWEEN AMG FUNDS LLC AND GW&K INVESTMENT MANAGEMENT, LLC WITH RESPECT TO AMG GW&K SMALL CAP VALUE FUND II

1.	INTRODUCTION

At a meeting held on March 17-18, 2021, and based upon the recommendation of AMGF, the repositioning of the AMG Funds complex in which each fund not currently subadvised by an Affiliate of AMG will be transitioned to an AMG Affiliate subadviser, and other factors, the Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, terminated the subadvisory agreement (the “Former Subadvisory Agreement”) with Silvercrest, the then-current subadviser of the Target Fund, and approved the appointment of GW&K as the subadviser to the Target Fund on an interim basis to replace Silvercrest, with GW&K’s services beginning on March 19, 2021 (the “Implementation Date”). AMGF and the Board of Trustees of AMG Funds IV believed that termination of the Former Subadvisory Agreement and the proposed new arrangements with GW&K were in the best interests of the Target Fund and its shareholders. GW&K was appointed interim subadviser pursuant to the Interim Subadvisory Agreement, to be effective until the earlier of 150 days after the termination of the Former Subadvisory Agreement or the approval of the New Subadvisory Agreement by shareholders of the Target Fund. At the meeting held on March 17-18, 2021, the Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, also approved, in the event the Reorganization is not consummated prior to the termination of the Interim Subadvisory Agreement, (i) the longer-term appointment of GW&K as the subadviser to the Target Fund, (ii) the New Subadvisory Agreement and (iii) the submission of the New Subadvisory Agreement to shareholders of the Target Fund for approval. In accordance with Rule 15a-4 under the 1940 Act, shareholders of the Target Fund must approve the New Subadvisory Agreement on or before August 16, 2021 in order for GW&K to serve as subadviser to the Target Fund on an uninterrupted basis following that date if the Reorganization is not consummated. As discussed in greater detail below, the Board of Trustees of AMG Funds IV has unanimously determined to recommend a vote “FOR” the proposal.

The material differences between the Interim Subadvisory Agreement and the Former Subadvisory Agreement with respect to the Target Fund, as well as the material differences between the New Subadvisory Agreement approved by the Board of Trustees of AMG Funds IV and the Former Subadvisory Agreement, are described below under “Description of the Interim Subadvisory Agreement” and “Description of the New Subadvisory Agreement”.

If the shareholders of the Target Fund approve the New Subadvisory Agreement between AMGF and GW&K (“Proposal 2”), and the Reorganization described under Proposal 1 is not consummated, GW&K will continue to serve as subadviser to the Target Fund under the terms of the New Subadvisory Agreement. If shareholders of the Target Fund do not approve the New Subadvisory Agreement, and the Reorganization is not consummated, the New Subadvisory Agreement will not take effect, and the Board of Trustees of AMG Funds IV will determine what further action is appropriate for the Target Fund.

In connection with the hiring of GW&K, effective as of the Implementation Date, the Target Fund (i) changed its name from AMG Managers Silvercrest Small Cap Fund to AMG GW&K Small Cap Value Fund II, and (ii) made changes to its principal investment strategies and principal risks. For more information regarding the principal investment strategies and principal risks of the Target Fund, please see the sections titled “I. Proposal 1: The Reorganization – 1. Synopsis – Investment Objective and Strategies” and “I. Proposal 1: The Reorganization – 2. Principal Risk Factors” above.

2.	INFORMATION ABOUT GW&K

The following is a description of GW&K, based solely on information provided to AMGF by GW&K.

GW&K, located at 222 Berkeley Street, Boston, Massachusetts 02116, is an investment management firm that has advised individual and institutional clients since 1974. As of December 31, 2020, the firm had approximately $51 billion in assets under management. In 2008, GW&K became an affiliate of AMG. Under this partnership, AMG, through its wholly-owned subsidiary, AMG Boston Holdings, LLC, indirectly owns a majority interest in GW&K, with the remaining ownership interest held among members of GW&K’s management team. GW&K’s management team is responsible for the day-to-day management of the firm and maintains full autonomy over the investment process. AMG is a publicly traded, global asset management company (NYSE:AMG) with investments in a diverse group of boutique investment management firms. As of December 31, 2020, AMG had approximately $716 billion in assets under management by its affiliated investment management firms.

Information about the directors and principal executive officers of GW&K is set forth below. The address of each of them is c/o GW&K Investment Management, LLC, 222 Berkeley Street, Boston, Massachusetts 02116.

Name of Directors and Principal Executive Officers	Principal Occupation(s)
Harold G. Kotler, CFA	Chief Executive Officer; Chief Investment Officer
Thomas Williams Roberts, III	Co-President
Thomas F.X. Powers	Co-President
David John Rouse	Chief Compliance Officer

3.	BOARD OF TRUSTEES APPROVALS

At a telephonic meeting held on March 17-18, 2021, and based upon the recommendation of AMGF and other factors, the Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, approved the appointment of GW&K as the subadviser to the Target Fund on an interim basis to replace Silvercrest, with GW&K’s services beginning on the Implementation Date, and approved the Interim Subadvisory Agreement. As a consequence, on March 19, 2021, Silvercrest ceased serving as subadviser to the Target Fund, and GW&K began serving as the subadviser to the Target Fund on an interim basis as permitted by Rule 15a-4 under the 1940 Act. At the meeting held on March 17-18, 2021, the Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, also approved the longer-term appointment of GW&K as the subadviser to the Target Fund and approved the New Subadvisory Agreement, subject to shareholder approval, in the event the Reorganization is not consummated prior to the automatic termination of the Interim Subadvisory Agreement. The AMG Funds IV Independent Trustees were separately represented by independent legal counsel in their consideration of the Interim Subadvisory Agreement and the New Subadvisory Agreement, and discussed each Agreement with their independent legal counsel in a private session at which no representatives of AMGF or GW&K were present. In approving the Interim Subadvisory Agreement and the New Subadvisory Agreement, the Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, determined that the hiring of GW&K is in the best interests of the Target Fund and its shareholders and does not involve a conflict of interest from which AMGF or an affiliated subadviser derives an inappropriate advantage.

The Board of Trustees of AMG Funds IV’s determination to approve the appointment of GW&K as subadviser of the Target Fund and to approve the Interim Subadvisory Agreement and the New Subadvisory Agreement was based on a variety of factors and considerations, including:

(i) recommendation by AMGF, which was based on its ongoing evaluation of Target Fund characteristics and exposures and subadviser performance and investment strategy;

(ii) qualitative and quantitative analysis of GW&K’s organizational structure, investment process, style and long-term performance record;

(iii) that the management fee paid by the Target Fund would not change as a result of the appointment of GW&K as subadviser and that GW&K would receive the same rate of compensation under the Interim Subadvisory Agreement and New Subadvisory Agreement as Silvercrest received under the Former Subadvisory Agreement; and

(iv) the knowledge of the Board of Trustees of AMG Funds IV of GW&K as subadviser to other funds in the AMG Funds Family of Funds.

The recommendation to hire GW&K was based on AMGF’s belief that GW&K is a high quality investment adviser with a demonstrated ability to manage small market capitalization portfolios and to manage the overall risk of the Target Fund’s portfolio and would be appropriately suited to manage assets for the Target Fund. Accordingly, the Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, unanimously approved (i) the hiring of GW&K, (ii) the adoption of the Interim Subadvisory Agreement, effective on the Implementation Date, until the earlier of 150 days after the termination of the Former Subadvisory Agreement or the approval of the New Subadvisory Agreement by shareholders of the Target Fund (as provided by Rule 15a-4), and (iii) subject to shareholder approval, the adoption of the New Subadvisory Agreement. A form of the proposed New Subadvisory Agreement is attached as Appendix B and all references to the New Subadvisory Agreement herein are qualified in their entirety by reference to such appendix.

The disposition of Fund securities in connection with the transition of the Target Fund’s investment strategies caused the Target Fund to realize taxable income for U.S. federal income tax purposes. The Target Fund made a special distribution to shareholders of all such income. The Target Fund also bears any and all registration fees, brokerage commissions, dealer mark-ups, transfer taxes and similar expenses, if any, in connection with the purchases and sales of portfolio securities related to the realignment of the Target Fund’s portfolio.

4.	DESCRIPTION OF THE NEW SUBADVISORY AGREEMENT

The terms of the New Subadvisory Agreement are not materially different from the terms of the Former Subadvisory Agreement (including with respect to subadvisory fees), with certain exceptions described below under “Comparison with Terms of the Former Subadvisory Agreement.”

Services

Under the New Subadvisory Agreement, if Proposal 2 is approved by Target Fund shareholders and the Reorganization is not consummated prior to the termination of the Interim Subadvisory Agreement, GW&K agrees, subject to the stated investment objective and policies of the Target Fund as set forth in AMG Funds IV’s current registration statement and subject to the supervision of AMGF and the Board of Trustees of AMG Funds IV, to (i) develop and furnish continuously an investment program and strategy for the Target Fund in compliance with the Target Fund’s investment objective and policies as set forth in AMG Funds IV’s current registration statement, (ii) provide research and analysis relative to the investment program and investments of the Target Fund, (iii) determine (subject to the overall supervision of the Board of Trustees of AMG Funds IV) what investments shall be purchased, held, sold or exchanged by the Target Fund and what portion, if any, of the assets of the Target Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of AMG Funds IV in the investments of the Target Fund. GW&K will also arrange for the placing of all orders for the purchase and sale of securities and other investments for the Target Fund’s account and will exercise full discretion and act for AMG Funds IV in the same manner and with the same force and effect as AMG Funds IV might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or transactions. GW&K will also make its officers and employees available to meet with AMGF’s officers and directors on due notice at reasonable times to review the investments and investment program of the Target Fund in light of current and prospective economic and market conditions.

Under the New Subadvisory Agreement, GW&K will exercise voting authority with respect to proxies that the Target Fund is entitled to vote by virtue of the ownership of assets attributable to that portion of the Target Fund for which GW&K has investment management responsibility; provided that the exercise of such authority will be subject to periodic review by AMGF and the Board of Trustees of AMG Funds IV; provided, further, that such authority may be revoked in whole or in part by AMGF if required by applicable law. GW&K will exercise its proxy voting authority in accordance with such proxy voting policies and procedures as AMG Funds IV may designate from time to time. GW&K will provide such information relating to its exercise of proxy voting authority (including the manner in which it has voted proxies and its resolution of conflicts of interest) as reasonably requested by AMGF from time to time. GW&K will also have authority to select brokers or dealers to execute purchase and sale transactions for AMG Funds IV. As subadviser to the Target Fund, GW&K will be required to provide periodic and special reports as the Board of Trustees of AMG Funds IV may request with respect to matters relating to the duties of GW&K under the New Subadvisory Agreement.

Compensation

Under the Target Fund Advisory Agreement, the Target Fund pays AMGF a fee at the annual rate of 0.90% of the Target Fund’s average daily net assets. For the fiscal year ended October 31, 2020, the Target Fund paid AMGF $1,759,128 for advisory services provided to the Target Fund before any fee waivers or reimbursements.

The compensation terms under the New Subadvisory Agreement are the same as the compensation terms of the Former Subadvisory Agreement, dated May 30, 2014, as amended. Under the Former Subadvisory Agreement and the New Subadvisory Agreement, Silvercrest received and GW&K is proposed to receive a fee calculated and payable monthly in arrears in an amount equal to an annual rate of 0.50% of the average daily net assets of the Target Fund managed by the subadviser during the month. The fee was reduced under the Former Subadvisory Agreement and will be reduced under the New Subadvisory Agreement by an amount equal to 50% of the sum of: (i) any investment advisory fees waived by AMGF pursuant to an expense limitation or reimbursement agreement with the Target Fund, (ii) any reimbursement of Target Fund expenses by AMGF pursuant to an expense limitation or reimbursement agreement with the Target Fund, and (iii) any payments made by AMGF to third parties that provide distribution, shareholder services or similar services on behalf of the Target Fund. If the foregoing calculation results in a negative amount, such amount was (or will be) payable by the subadviser to AMGF within 30 days of receipt of notice from AMGF, which notice was (or is) to include the basis for the calculation. For the fiscal year ended October 31, 2020, AMGF paid Silvercrest $977,294 for subadvisory services provided to the Target Fund, and there would be no difference in the subadvisory fees paid under the New Subadvisory Agreement from what was paid under the Former Subadvisory Agreement.

The hiring of GW&K and the approval of the New Subadvisory Agreement will not increase the management fee paid by Target Fund shareholders. The fees paid to Silvercrest under the Former Subadvisory Agreement and the fees paid to GW&K under the New Subadvisory Agreement are not paid by the Target Fund but are paid by AMGF out of the management fees AMGF receives from the Target Fund.

Comparison with Terms of the Former Subadvisory Agreement

Among the differences between the Former Subadvisory Agreement and the New Subadvisory Agreement are the following:

Subject Matter	Former Subadvisory Agreement	New Subadvisory Agreement
Duration	The Former Subadvisory Agreement continued in effect for successive periods not exceeding one year, if and only if such renewal and continuance was specifically approved at least annually by the Board of Trustees of AMG Funds IV or by a vote of the majority of the outstanding voting securities of the Target Fund as prescribed by the 1940 Act, and provided further that such continuance was approved at least annually thereafter by a vote of a majority of the Trustees of AMG Funds IV who were not parties to the Former Subadvisory Agreement or interested persons of such a party, cast in person at a meeting called for the purpose of voting on such approval.	The New Subadvisory Agreement, after its initial two-year term, will continue in full force and effect for periods of one year thereafter so long as such continuance is approved at least annually (a) by either the Trustees of AMG Funds IV or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Target Fund, and (b) in either event, by the vote of a majority of the Trustees of AMG Funds IV who are not parties to the New Subadvisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval to the extent required by applicable law.

Termination	The Former Subadvisory Agreement could be terminated by the subadviser, AMGF, the Board of Trustees of AMG Funds IV or the shareholders by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Target Fund, in each case, on sixty days’ written notice to the other parties. The Former Subadvisory Agreement provided that it would also terminate upon termination of the Target	The New Subadvisory Agreement may be terminated by the subadviser, AMGF, the Board of Trustees of AMG Funds IV or the shareholders by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Target Fund, in each case, on sixty days’ prior written notice to the other parties.

Subject Matter	Former Subadvisory Agreement	New Subadvisory Agreement

Fund Advisory Agreement (accompanied by simultaneous notice to the subadviser) and could be terminated upon less than sixty days’ notice to the subadviser upon a material breach of the agreement or if the Trustees of AMG Funds IV determined that other circumstances had, or likely would have, a material adverse effect on the subadviser’s ability to perform its obligations under the agreement.

The Former Subadvisory Agreement provided that it would terminate automatically in the event of its assignment.

The Former Subadvisory Agreement also provided that it would terminate in the event of the assignment of the Target Fund Advisory Agreement, upon notice thereof to the subadviser, unless the Former Subadvisory Agreement’s continuation was approved by the Board of Trustees of AMG Funds IV and the shareholders of the Target Fund is so required by the 1940 Act.

The New Subadvisory Agreement also provides that it will terminate automatically in the event of its assignment.

Subadviser Authority to Enter into Agreements on Behalf of the Target Fund	None.	Under the New Subadvisory Agreement, GW&K is authorized on behalf of the Target Fund to enter into agreements and execute any documents required to make investments pursuant to the Target Fund’s prospectus.

Review and Revocation Subadviser Proxy Voting Authority	None.	The New Subadvisory Agreement provides that the subadviser’s exercise of the proxy voting authority will be subject to periodic review by AMGF and the Board of Trustees of AMG Funds IV; provided, further that the authority may be revoked in whole or in part by AMGF if required by applicable law.

Portfolio Transactions/Brokerage Allocation Practices

The Former Subadvisory Agreement did not include terms addressing AMGF’s ability to identify securities that could not be purchased on behalf of the Target Fund and/or brokers and dealers through which portfolio transactions on behalf of the Target Fund could not be effected. The Former Subadvisory Agreement also did not specifically address portfolio transactions conducted through brokers or dealers that are “affiliated persons” of the subadviser.

The Former Subadvisory Agreement did not include terms addressing Silvercrest’s authority to buy securities for the Target Fund at the same time it was selling such securities for another client, to sell securities for the Target Fund at the same time it was buying such securities for another client, to effectuate cross transactions or to aggregate securities to be sold or purchased.

Under the New Subadvisory Agreement, GW&K agrees that (i) AMGF shall have the right by written notice to identify securities that may not be purchased on behalf of the Target Fund and/or brokers and dealers through which portfolio transactions on behalf of the Target Fund may not be effected, including, without limitation, brokers or dealers affiliated with AMGF, and (ii) GW&K shall refrain from purchasing such securities for the Target Fund or directing any portfolio transaction to any such broker or dealer on behalf of the Target Fund, unless and until the written approval of AMGF to do so is obtained, but GW&K shall not be liable to the Target Fund for so acting. Also under the New Subadvisory Agreement, GW&K agrees that it shall not direct portfolio transactions for the Target Fund through any broker or

Subject Matter	Former Subadvisory Agreement	New Subadvisory Agreement

dealer that is an “affiliated person” of GW&K (as that term is defined in the 1940 Act or interpreted under applicable rules and regulations of the SEC) without the prior written approval of AMGF, which shall not be unreasonably withheld.

The New Subadvisory Agreement also clarifies that: (i) GW&K may buy securities for the Target Fund at the same time it is selling such securities for another client account and to sell securities for the Target Fund at the time it is buying such securities for another client account; (ii) GW&K may, subject to applicable legal and regulatory requirements, and in compliance with such procedures of AMG Funds IV as may be in effect from time to time, effectuate cross transactions between the Target Fund and such other account if it deems this to be advantageous; and (iii) to the extent permitted by applicable laws and regulations, and in compliance with such procedures of AMG Funds IV as may be in effect from time to time, GW&K may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any, and will allocate such aggregated securities and expenses incurred in such transactions in a manner GW&K considers to be most equitable and consistent with its fiduciary obligations.

Expenses in the Event of a Subadviser Change of Control	Under the Former Subadvisory Agreement, the subadviser agreed to pay expenses incurred by AMG Funds IV for any matters related to a change of control of the subadviser.	None.

Insurance	Under the Former Subadvisory Agreement, the subadviser agreed to maintain insurance, including without limitation errors and omissions insurance, with reputable insurance carriers, in such amounts, covering such risks and liabilities, and with such deductibles and self-insurance as are consistent with customary industry practice.	None.

Indemnification	The Former Subadvisory Agreement provided that AMGF and the subadviser would indemnify each other from and against certain damages related to the performance of services by the indemnifying party under the Former Subadvisory Agreement, including those arising out of the indemnifying party’s gross negligence.	The New Subadvisory Agreement provides that AMGF and GW&K will indemnify each other from and against certain damages related to the performance of services by the indemnifying party under the New Subadvisory Agreement, including those arising out of the indemnifying party’s negligence.

Subject Matter	Former Subadvisory Agreement	New Subadvisory Agreement
Standard of Care	The Former Subadvisory Agreement provided that the subadviser was not subject to any liability for any error of judgment or mistake of law or for any loss suffered by AMGF or AMG Funds IV in connection with the matters to which the Former Subadvisory Agreement related or for any other act or omission in the performance by the subadviser of its duties under the Former Subadvisory Agreement, except, among other things, by reason of the subadviser’s gross negligence in the performance of its duties.	The New Subadvisory Agreement provides that GW&K is not subject to any liability for any error of judgment or mistake of law or for any loss suffered by AMGF or the Target Fund in connection with the matters to which the New Subadvisory Agreement relates, except, among other things, by reason of GW&K’s negligence in the performance of its duties.

Non-Solicitation	The Former Subadvisory Agreement provided that, during the term of the Former Subadvisory Agreement and for a period of eighteen (18) months following its termination, the subadviser will not, directly or indirectly, solicit or induce any person that the subadviser knows or reasonably should know to be a shareholder of the Target Fund to be withdrawn from investment in any series of AMG Funds IV, except to the extent the subadviser can demonstrate that those shareholders were, at the time of their investment in the Target Fund, already existing clients of subadviser.	None.

Applicable Law	The Former Subadvisory Agreement was governed by Delaware law.	The New Subadvisory Agreement is governed by Massachusetts law.

The Board of Trustees of AMG Funds IV, including a majority of the AMG Funds IV Independent Trustees, last approved the continuation of the Former Subadvisory Agreement at a meeting held on June 25, 2020. Pursuant to an exemptive order from the SEC, the Former Subadvisory Agreement was not required to be, and was not, submitted to the Target Fund’s shareholders for approval.

In accordance with Rule 15a-4 under the 1940 Act, Target Fund shareholders must approve the New Subadvisory Agreement before August 16, 2021 in order for GW&K to continue serving as subadviser to the Target Fund on an uninterrupted basis following that date if the Reorganization is not consummated by then.

Portfolio Managers

If shareholders of the Target Fund approve the New Subadvisory Agreement, it is expected that GW&K’s current portfolio management team that has managed the Target Fund under the Interim Subadvisory Agreement since March 19, 2021 will continue to manage the Target Fund’s assets.

GW&K manages the Target Fund using its small-cap value strategy. Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Target Fund’s portfolio under the Interim Subadvisory Agreement.

Jeffrey O. Whitney. Mr. Whitney joined GW&K in 2005 and is a Partner and Equity Portfolio Manager. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. Prior to joining GW&K, Mr. Whitney was an Assistant Portfolio Manager at ING Investment Management and a Vice President and Equity Analyst at J.P. Morgan Fleming Asset Management.

Daniel L. Miller. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity investment teams, including portfolio management, research and trading.

He is a member of GW&K’s Management, Investment and ESG Committees. Mr. Miller has worked with various companies in the Boston area as an investment and financial consultant. Prior to joining GW&K, he spent 21 years at Putnam Investments in Boston, where he was Chief Investment Officer for the specialty growth group.

5.	DESCRIPTION OF THE INTERIM SUBADVISORY AGREEMENT

The terms of the Interim Subadvisory Agreement are not materially different from the terms of the Former Subadvisory Agreement (including with respect to subadvisory fees), with certain exceptions. The differences between the terms of the Interim Subadvisory Agreement and those of the Former Subadvisory Agreement are identical to the differences between the New Subadvisory Agreement and the Former Subadvisory Agreement, as described under “Description of the New Subadvisory Agreement” above, except that, unlike the New Subadvisory Agreement, the Interim Subadvisory Agreement will continue in effect until the earlier of 150 days from the Implementation Date or the date upon which the New Subadvisory Agreement is approved by a majority of the outstanding voting securities of the Target Fund (as defined in the 1940 Act).

6.	BOARD OF TRUSTEES RECOMMENDATION

At a meeting held via telephone and videoconference on March 17-18, 2021,1 the Board of Trustees of AMG Funds IV, and separately a majority of the AMG Funds IV Independent Trustees, unanimously voted to terminate the Former Subadvisory Agreement with Silvercrest, approve the Interim Subadvisory Agreement between AMGF and GW&K with respect to the Target Fund, the New Subadvisory Agreement between AMGF and GW&K with respect to the Target Fund (together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Subadvisory Agreement. The AMG Funds IV Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Target Fund and GW&K provided to them in connection with the meeting on March 17-18, 2021 and other meetings of the Board throughout the last twelve months, as well as in prior years. In considering the Agreements, the Trustees also considered information relating to the twelve other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of March 17-18, 2021, consisted of 46 funds (the “AMG Funds Complex”). Prior to voting, the AMG Funds IV Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Target Fund. The Trustees noted that the Target Fund would invest, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of small-cap companies. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees noted that GW&K was founded in 1974 and has 155 employees. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Target Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2005 and the other proposed portfolio manager joined GW&K in 2008. The Trustees further noted that each portfolio manager serves as a portfolio manager on at least one other fund subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Target Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s

[1]

The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the SEC’s exemptive order, which provides relief from the in-person voting requirements of the 1940 Act in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the March 17-18, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

compliance program. The Trustees additionally considered GW&K’s risk management processes. The Trustees reviewed GW&K’s compliance policies and procedures, code of ethics, and specific information related to how GW&K monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of December 31, 2020, GW&K managed approximately $51 billion in assets. The Trustees concluded that, given GW&K’s financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreements.

Performance. Because GW&K was proposing to manage the Fund with its small cap value investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund to date. The Trustees, however, considered the performance provided by GW&K with respect to its Small Cap Value Composite, which had not been adjusted for the fees and expenses of the Fund. The Trustees noted that the Small Cap Value Composite outperformed its benchmark for the period since the inception date of the Small Cap Value Composite on July 1, 2012 through December 31, 2020. The Trustees further considered the performance of the other funds in the AMG Funds Complex sub-advised by GW&K.

Subadvisory Fees, Profitability and Economies of Scale. The Trustees noted that AMGF, and not the Target Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Target Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of AMGF, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with AMGF. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Agreement was the same as the rate paid to Silvercrest under the Former Subadvisory Agreement. The Trustees also considered the percentage amount of the advisory fee retained by AMGF after payment of the subadvisory fee with respect to the Target Fund, which would not change if the New Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from GW&K to AMGF, and other payments made or to be made from AMGF to GW&K, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees were provided with the estimated profitability of GW&K with respect to its proposed subadvisory services to the Target Fund. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Target Fund’s assets increase over time, the Target Fund may realize economies of scale with respect to certain fees and expenses, other than the Target Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s small cap value investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Target Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Target Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Target Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by AMGF related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Target Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Target Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Target Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Target Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of GW&K is in the best interests of the Target Fund and its shareholders and does not involve a conflict of interest from which AMGF or an affiliated subadviser derives an inappropriate advantage.

* * * *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Target Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Target Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the AMG Funds IV Independent Trustees, unanimously voted to approve each Agreement.

7.	REQUIRED VOTE

Proposal 2 must be approved by a “vote of a majority of the outstanding voting securities” of the Target Fund. The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of the vote of (i) 67% or more of the voting securities of the Target Fund entitled to vote on Proposal 2 present at the Meeting or represented by proxy, if more than 50% of the Target Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Target Fund entitled to vote on Proposal 2. If the vote required to approve Proposal 2 is not obtained from the Target Fund, the New Subadvisory Agreement between AMGF and GW&K will not be approved, and the Trustees will consider what other actions to take in the best interests of the Target Fund.

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE TARGET FUND VOTE

“FOR” PROPOSAL 2.

*        *         *

III.	OTHER BUSINESS

1.	INFORMATION REGARDING SIMILAR FUNDS

The following table contains certain information about other investment companies registered under the 1940 Act for which GW&K provides investment advisory services that may have similar investment objectives and strategies as the Target Fund.

Fund	Net Assets as of February 26, 2021	Subadvisory Fee	Has Compensation been Waived, Reduced or Otherwise Agreed to be Reduced Under any Applicable Contract?
AMG GW&K Small Cap Value Fund	$349,467,368	0.425%	Yes

IV.	INFORMATION ON VOTING

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of AMG Funds IV to solicit the vote of shareholders of the Target Fund for the Reorganization and the New Subadvisory Agreement at a meeting of shareholders of the Target Fund, which we refer to as the “Meeting.” The Meeting is scheduled to begin on June 9, 2021 at 3:00 p.m. (Eastern Time).

1.	VOTING INFORMATION

Only shareholders of record on April 16, 2021 are entitled to receive notice of and to vote at the Meeting or any adjournments or postponements thereof. Under the AMG Funds IV Instrument, one-third of shares entitled to vote in person or by proxy constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law or otherwise by the AMG Funds IV Trust Instrument (the “Quorum”). Any lesser number is sufficient for adjournment. When the Quorum is present with respect to the Target Fund, approval of each of Proposal 1 and Proposal 2 will require the favorable vote of a “majority of the outstanding voting securities” of the Target Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. Business may be conducted with respect to the Target Fund once a quorum is present and may continue until adjournment of the Meeting.

Shares may be voted in person or by proxy. Where shareholders may pursuant to the terms of a notice of a meeting of shareholders (which may be amended from time to time) participate in and vote at such meeting by means of remote communication, shares voted by means of such remote communication shall constitute shares voted in person. Votes cast by proxy or in person at the Meeting will be counted by persons appointed by AMG Funds IV as inspectors of election for the Meeting. The inspectors of election will count the total number of votes cast “for” approval of each proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspectors of election will count all shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., proxies representing shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote, and as to which the broker or nominee does not have the discretionary voting power on a particular matter, but for which the broker or nominee returns the proxy card or otherwise votes without actually voting on such matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Since these shares will be counted as present, but not as voting in favor of a Proposal, these shares will have the same effect as if they cast votes against a Proposal. Approval of a Proposal will occur only if a sufficient number of votes entitled to be voted at the Meeting are cast “for” that proposal.

At the time of the Meeting or any adjournment thereof, the Target Fund’s custodian may be permitted to vote shares held by certain individual retirement accounts for which it is the trustee and that are not otherwise voted by such account holder. If the Target Fund’s custodian votes such shares it will vote them in the same proportions as other retirement account shareholders for which it is the trustee and that have submitted voting instructions for their shares. If the Target Fund’s custodian is authorized to vote the shares and so votes, shareholders should be aware that this practice, known as “echo-voting,” may have the effect of increasing the likelihood that the proposals will be approved.

2.	REVOCABILITY OF PROXIES

A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the person executing it before the vote of shareholders occurs by a writing delivered to AMG Funds IV stating that the proxy is revoked by submitting a subsequent, revised proxy, or by attendance at the Meeting and voting in person by the person executing that proxy; or (ii) written notice of the death or incapacity of the maker of that proxy is received by AMG Funds IV before the vote of shareholders occurs. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, “for” each proposal. Under the AMG Funds IV Bylaws, a proxy with respect to shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy AMG Funds IV receives a specific written notice to the contrary from any one of them. Unless the voting is conducted by inspectors, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chair of the Meeting.

3.	ADJOURNMENTS

Whether or not a quorum is present at the Meeting, the Meeting may, by action of the chair of the Meeting, be adjourned from time to time with respect to one or more proposals to permit further solicitation of proxies. Any adjourned session or sessions may be held, any time after the date set for the Meeting, without the necessity of further notice (so long as the time and place of the adjourned meeting are announced at the Meeting or reasonable notice is given to persons present at the Meeting). Upon motion of the chair of the Meeting, the question of adjournment may be (but is not required to be) submitted to a vote of the shareholders, and in that case, any adjournment with respect to one or more matters must be approved by the vote of a majority of the votes cast in person or by proxy at the Meeting with respect to the matter or matters adjourned, whether or not a quorum is present with respect to such matter or matters, and if approved, such adjournment shall take place without the necessity of further notice. Unless a proxy is otherwise limited in this regard, any shares present and entitled to vote at the Meeting may, at the discretion of the proxies named therein, be voted in favor of such an adjournment. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. Any adjourned session or sessions may be held without the necessity of further notice.

The costs of any additional solicitation and of any adjourned session will be borne by AMGF and GW&K. Any proposal for which sufficient favorable votes have been received by the time of the Meeting will be acted upon and such action will be final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to another proposal.

4.	METHODS OF VOTING

The solicitation of proxies by personal interview, mail and telephone may be made by officers and Trustees of AMG Funds IV and officers and employees of AMGF, its affiliates and other representatives and agents of AMG Funds IV and representatives of broker-dealers and other financial intermediaries. AMG Funds IV has retained Computershare Fund Services (“Computershare”) to aid in the solicitation of proxies (which is estimated to cost approximately $50,600). AMGF and GW&K will pay the expenses of the Reorganization, including proxy solicitation costs and expenses of any paid solicitor, so that shareholders of the Target Fund and shareholders of the Acquiring Fund will not bear any of these costs associated with the preparation of this Proxy Statement/Prospectus or the solicitation of proxies. AMGF and GW&K will not seek reimbursement of the expenses from AMG Funds IV.

Electronic Voting. In addition to voting by mail, you may also give your voting instructions via the Internet or by touch-tone telephone by following the instructions enclosed with the proxy card.

Telephone Voting. You may give your voting instructions over the telephone by calling 888-456-7087. A representative of Computershare will answer your call Monday through Friday 9:00 a.m. to 11:00 p.m. Eastern Time and Saturday 12:00 p.m. to 6:00 p.m. Eastern Time. When receiving your instructions by telephone, the representative will ask you for certain identifying information. If the information you provide matches the information provided to Computershare by AMG Funds IV, then the Computershare representative will explain the proxy process. Computershare is not permitted to recommend to you how to vote, other than to read any recommendation included in the Proxy Statement/Prospectus. Computershare will record your instructions and transmit them to the official tabulator.

As the Meeting date approaches, you may receive a call from a representative of Computershare if AMG Funds IV has not yet received your vote. The representative may ask you for authority, by telephone or by electronically transmitted instructions, to permit Computershare to sign a proxy on your behalf. Computershare will record all instructions it receives from shareholders by telephone or electronically, and the proxies it signs in accordance with those instructions, in accordance with the procedures set forth above. The Trustees of AMG Funds IV believe those procedures are reasonably designed to determine accurately a shareholder’s identity and voting instructions.

Voting by Mail. If you wish to participate in the Meeting, but do not wish to give a proxy by telephone or via the Internet, you can still complete, sign and mail the proxy card received with the proxy statement by following the instructions enclosed with the proxy card, or you can attend the Meeting.

Shareholder Proposals at Future Meetings. AMG Funds IV does not hold annual or other regular meetings of shareholders. Special meetings of the shareholders of AMG Funds IV or any series thereof shall be called upon the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

5.	OTHER MATTERS

AMG Funds IV is not aware of any other matters that are expected to arise at the Meeting. If any other matter should arise, however, the persons named in properly executed proxies have discretionary authority to vote such proxies as they shall decide.

As of April 16, 2021, the number of issued and outstanding shares of each class of the Target Fund were as follows:

Fund/Class	Shares Issued and Outstanding
AMG GW&K Small Cap Value Fund II (Class N)	831,053.130
AMG GW&K Small Cap Value Fund II (Class I)	8,182,354.457
AMG GW&K Small Cap Value Fund II (Class Z)	4,498,967.561

As of April 16, 2021, the number of issued and outstanding shares of each class of the Acquiring Fund were as follows:

Fund/Class	Shares Issued and Outstanding
AMG GW&K Small Cap Value Fund (Class N)	8,236,795.941
AMG GW&K Small Cap Value Fund (Class I)	2,619,587.958
AMG GW&K Small Cap Value Fund (Class Z)	123,964.036

6.	INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS

Target Fund

To the knowledge of the Target Fund, the following are the only persons and/or entities who owned of record or beneficially five percent or more of the outstanding shares of each class of the Target Fund, as of March 31, 2021:

Name and Address	Number of Shares	Percentage Ownership
AMG GW&K Small Cap Value Fund II (Class N Shares)
National Financial Services Corp (FBO) Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310	755,152.267	86.77%

AMG GW&K Small Cap Value Fund II (Class I Shares)
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Its Customers 1 New York Plaza, Floor 12 New York, New York 10004-1901	2,199,192.110	23.19%

National Financial Services Corp (FBO) Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310	2,160,566.690	22.78%

Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	1,580,992.217	16.67%

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, Florida 33716	861,052.557	9.08%

Capinco c/o U.S. Bank NA 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	491,028.578	5.18%

AMG GW&K Small Cap Value Fund II (Class Z Shares)

State Street Bank & Trust Trustees The New York Life Progress Sharing Investment Trust c/o Maria Mauceri, Room 5111O One Lincoln Street Boston, Massachusetts 02111	2,548,325.213	48.06%

VRSCO FBO AIGFSB Customer Trustee FBO Central Georgia Retirement Savings Plan 403B 2727-A Allen Parkway 4-D1 Houston, Texas 77019-2118	1,449,322.804	27.33%

Capinco c/o U.S. Bank NA 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	818,449.599	15.44%

*

Denotes persons or entities that owned 25% or more of the outstanding shares of beneficial interest of the Target Fund as of March 31, 2021, and therefore may be presumed to “control” the Target Fund under the 1940 Act. Except for these persons or entities, AMG Funds IV did not know of any person or entity who, as of March 31, 2021, “controlled” (within the meaning of the 1940 Act) the Target Fund. A person or entity that “controls” the Target Fund could have effective voting control over the Target Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Target Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

As of April 5, 2021, all management personnel (i.e. Trustees and officers of AMG Funds IV) as a group owned less than 1% of the outstanding shares of each class of the Target Fund.

Since the beginning of the most recently completed fiscal year, no Trustee has purchased or sold securities of AMGF, GW&K or any of their respective parents and subsidiaries exceeding 1% of the outstanding securities of any class of securities issued by AMGF, GW&K or any of their respective parents or subsidiaries.

Certain Trustees and Officers may from time to time own securities of AMG, including securities received as compensation for services to AMG or its affiliates.

AMGF serves as administrator of the Target Fund under the Target Fund Administration Agreement. For the fiscal year ended October 31, 2020, the Target Fund paid $293,188 to AMGF under the Target Fund Administration Agreement. AMGDI serves as the principal distributor and underwriter for the Target Fund under a Distribution Agreement between the Distributor and AMG Funds IV with respect to the Target Fund. For the fiscal year ended October 31, 2020, Class N shares of the Target Fund paid $57,801 under the Target Fund 12b-1 Plan. AMGF and AMGDI will continue to provide these administrative and distribution services, respectively, to the Target Fund after the New Subadvisory Agreement is approved.

For the fiscal year ended October 31, 2020, the Target Fund did not pay any commissions to any affiliated broker-dealer.

Acquiring Fund

To the knowledge of the Acquiring Fund, the following are the only persons and/or entities who owned of record or beneficially five percent or more of the outstanding shares of each class of the Acquiring Fund, as of March 31, 2021:

Name and Address	Number of Shares	Percentage Ownership
AMG GW&K Small Cap Value Fund (Class N Shares)

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-2010	2,696,779.719	32.48%

Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4151	1,449,631.157	17.46%

Hartford Life Insurance Co. Separate Account 1 Griffin Road North Windsor, Connecticut 06095-1512	1,188,853.823	14.32%

Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	567,183.599	6.83%

AMG GW&K Small Cap Value Fund (Class I Shares)

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-2010	468,949.639	17.33%

Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	256,952.607	9.49%

Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	148,606.352	5.49%

AMG GW&K Small Cap Value Fund (Class Z Shares)

Ascensus Trust Company FBO Affiliated Managers Group, Inc. 401(k) P.O. 10758 Fargo, North Dakota 58106	73,505.659	58.64%

Nabank & Co. P.O. Box 2180 Tulsa, Oklahoma 74101	41,740.941	33.30%

*

Denotes persons or entities that owned 25% or more of the outstanding shares of beneficial interest of the Acquiring Fund as of March 31, 2021, and therefore may be presumed to “control” the Acquiring Fund under the 1940 Act. Except for these persons or entities, AMG Funds did not know of any person or entity who, as of March 31, 2021, “controlled” (within the meaning of the 1940 Act) the Acquiring Fund. A person or entity that “controls” the Acquiring Fund could have effective voting control over the Acquiring Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Acquiring Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

As of April 5, 2021, all management personnel (i.e. Trustees and officers of AMG Funds) as a group owned less than 1% of the outstanding shares of each class of the Acquiring Fund.

V. FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Acquiring Fund’s financial performance for the past five fiscal years (or since inception). Certain information reflects financial results for a single Acquiring Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information is derived from the Acquiring Fund’s financial statements and has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report is included in the Acquiring Fund’s Annual Report to shareholders, which is available upon request.

AMG GW&K Small Cap Value Fund Class N	For the fiscal years ended December 31,
	2020	2019	2018	2017[1]	2016[2]
Net Asset Value, Beginning of Year	$37.16	$30.93	$43.98	$43.30	$35.71
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	0.08	0.07	(0.01)	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	1.00	8.79	(8.40)	3.73	7.61
Total income (loss) from investment operations	1.08	8.86	(8.41)	3.65	7.60
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.09)	—	—	—
Net realized gain on investments	(11.45)	(2.54)	(4.64)	(2.97)	(0.01)
Total distributions to shareholders	(11.53)	(2.63)	(4.64)	(2.97)	(0.01)
Net Asset Value, End of Year	$26.71	$37.16	$30.93	$43.98	$43.30

Total Return[4,5]	3.29%	28.64%	(19.00)%	8.39%	21.31%
Ratio of net expenses to average net assets	1.17%	1.17%	1.17%	1.25%	1.32%
Ratio of gross expenses to average net assets[6]	1.21%	1.20%	1.18%	1.27%	1.42%
Ratio of net investment income (loss) to average net assets[4]	0.28%	0.19%	(0.03)%	(0.18)%	(0.03)%
Portfolio turnover	115%	20%	24%	33%	34%
Net assets end of Year (000’s) omitted	$243,655	$359,550	$425,540	$923,139	$1,502,587

AMG GW&K Small Cap Value Fund Class I	For the fiscal years ended December 31,			For the fiscal period ended December 31,
	2020	2019	2018	2017[7]
Net Asset Value, Beginning of Period	$37.23	$31.05	$44.06	$43.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.14	0.13	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.02	8.83	(8.43)	3.37
Total income (loss) from investment operations	1.16	8.96	(8.37)	3.39
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.24)	—	—
Net realized gain on investments	(11.45)	(2.54)	(4.64)	(2.97)
Total distributions to shareholders	(11.60)	(2.78)	(4.64)	(2.97)
Net Asset Value, End of Period	$26.79	$37.23	$31.05	$44.06

Total Return[4,5]	3.50%	28.86%	(18.88)%	7.73%[8]
Ratio of net expenses to average net assets	0.99%	1.01%	1.01%	1.13%[9]
Ratio of gross expenses to average net assets[6]	1.03%	1.04%	1.02%	1.15%[9]
Ratio of net investment income to average net assets[4]	0.46%	0.35%	0.13%	0.06%[9]
Portfolio turnover	115%	20%	24%	33%
Net assets end of Period (000’s) omitted	$83,003	$122,323	$306,757	$362,723

AMG GW&K Small Cap Value Fund Class Z	For the fiscal year ended December 31,			For the fiscal period ended December 31,
	2020	2019	2018	2017[7]
Net Asset Value, Beginning of Period Income (loss) from Investment Operations:	$37.16	$31.10	$44.08	$43.64
Net investment income[3,4]	0.16	0.16	0.10	0.08
Net realized and unrealized gain (loss) on investments	1.02	8.84	(8.44)	3.33
Total income (loss) from investment operations	1.18	9.00	(8.34)	3.41
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.40)	—	—
Net realized gain on investments	(11.45)	(2.54)	(4.64)	(2.97)
Total distributions to shareholders	(11.62)	(2.94)	(4.64)	(2.97)
Net Asset Value, End of Period	$26.72	$37.16	$31.10	$44.08

Total Return[4,5]	3.57%	28.94%	(18.80)%	7.78%[8]
Ratio of net expenses to average net assets	0.92%	0.92%	0.92%	0.98%[9]
Ratio of gross expenses to average net assets[6]	0.96%	0.95%	0.93%	1.00%[9]
Ratio of net investment income to average net assets[4]	0.53%	0.44%	0.22%	0.21%[9]
Portfolio turnover	115%	20%	24%	33%
Net assets end of Period (000’s) omitted	$10,481	$11,815	$16,969	$9,929

[1] Effective February 27, 2017, Class S was renamed Class N.
[2] Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S.
[3] Per share numbers have been calculated using average shares.
[4] Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5] The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]   Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

[7] Commencement of operations was on February 27, 2017.
[8] Not annualized.
[9] Annualized.

VI. AVAILABLE INFORMATION

The Target Fund and Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549 and at certain of the SEC’s regional offices. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549.

APPENDIX A

Form of

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [ ], 2021 in Stamford, Connecticut, by and between AMG Funds IV, a Delaware statutory trust (“AMG Funds IV”), on behalf of its series AMG GW&K Small Cap Value Fund II (formerly AMG Managers Silvercrest Small Cap Fund) (the “Target Fund”), AMG Funds, a Massachusetts business trust (“AMG Funds,” and together with AMG Funds IV, the “Trusts” and each, a “Trust”), on behalf of its series AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Acquiring Fund,” and together with the Target Fund, the “Funds” and each, a “Fund”), and AMG Funds LLC, the investment adviser to each Fund (the “Adviser”) (for purposes of Section 5 of the Agreement only).

PLAN OF REORGANIZATION

(a)

Target Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets existing at the Valuation Time (as defined in Section 4(f)). In consideration therefor, Acquiring Fund agrees, on the Exchange Date, to assume all of the liabilities of Target Fund existing at the Valuation Time and to deliver to Target Fund (i) a number of full and fractional Class N shares of beneficial interest of Acquiring Fund (the “Class N Merger Shares”) having an aggregate net asset value equal to the value of the assets of Target Fund attributable to Class N shares of Target Fund transferred to Acquiring Fund on such date less the value of the liabilities of Target Fund attributable to Class N shares of Target Fund assumed by Acquiring Fund on such date, (ii) a number of full and fractional Class I shares of beneficial interest of Acquiring Fund (the “Class I Merger Shares”) having an aggregate net asset value equal to the value of the assets of Target Fund attributable to Class I shares of Target Fund transferred to Acquiring Fund on such date less the value of the liabilities of Target Fund attributable to Class I shares of Target Fund assumed by Acquiring Fund on such date, and (iii) a number of full and fractional Class Z shares of beneficial interest of Acquiring Fund (the “Class Z Merger Shares”) having an aggregate net asset value equal to the value of the assets of Target Fund attributable to Class Z shares of Target Fund transferred to Acquiring Fund on such date less the value of the liabilities of Target Fund attributable to Class Z shares of Target Fund assumed by the Acquiring Fund on such date. The Class N Merger Shares, Class I Merger Shares, and Class Z Merger Shares are referred to collectively as the “Merger Shares.” The reorganization described in this Plan is intended to be a “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The Target Fund will endeavor, to the extent practicable, to discharge all of its liabilities and obligations that are accrued prior to the Exchange Date. Before the Exchange Date, the Target Fund will declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed all of its net investment income and capital gains as described in Section 8(k) hereof.

(b)

Upon consummation of the transactions described in paragraph (a) of this Agreement, Target Fund will distribute in complete liquidation to its Class N, Class I, and Class Z shareholders of record as of the Exchange Date the Merger Shares, each shareholder being entitled to receive that proportion of Class N Merger Shares, Class I Merger Shares, and Class Z Merger Shares that the number of Class N, Class I, and Class Z shares of beneficial interest of Target Fund held by such shareholder bears to the number of Class N, Class I, and Class Z shares of Target Fund outstanding on such date.

AGREEMENT

Acquiring Fund and Target Fund agree as follows:

1. Representations and warranties of Acquiring Fund.

Acquiring Fund represents and warrants to and agrees with Target Fund that:

(a)

Acquiring Fund is a series of AMG Funds, a voluntary association with transferable shares duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets

A-1

and to carry out its obligations under this Agreement. Acquiring Fund is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which failure to so qualify would not have a material adverse effect on Acquiring Fund. Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

(b)

Acquiring Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and its registration has not been revoked or rescinded and is in full force and effect.

(c)

A statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Acquiring Fund for the fiscal year ended December 31, 2020, audited by PricewaterhouseCoopers LLP, the Acquiring Fund’s independent registered public accounting firm, have been furnished to Target Fund. The statements of assets and liabilities and schedules of investments fairly present the financial position of Acquiring Fund as of the dates thereof and the statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with U.S. generally accepted accounting principles.

(d)

The prospectus and statement of additional information dated March 15, 2021, previously furnished to Target Fund, as modified by any amendment or supplement thereto or any superseding prospectus or statement of additional information in respect thereof in effect before the Exchange Date, which will be furnished to Target Fund (collectively, the “Acquiring Fund Prospectus”), do not, as of the date hereof, and will not, as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Acquiring Fund makes no representation or warranty as to any information in the Acquiring Fund Prospectus that does not specifically relate to Acquiring Fund.

(e)

There are no material legal, administrative or other proceedings pending or, to the knowledge of Acquiring Fund, threatened against Acquiring Fund which assert liability or which may, if successfully prosecuted to their conclusion, result in liability on the part of Acquiring Fund, other than as have been disclosed in the Registration Statement (defined below), the Acquiring Fund Prospectus or otherwise disclosed in writing to Target Fund.

(f)

Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2020 and those incurred in the ordinary course of Acquiring Fund’s business as an investment company since such date.

(g)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein will include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “H-S-R Act”).

(h)

The registration statement and any amendment thereto (including any post-effective amendment) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) by Acquiring Fund on Form N-14 relating to the Merger Shares issuable hereunder, and the proxy statement of Target Fund included therein (the “Proxy Statement”), on the effective date of the Registration Statement (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7(a) and at the Exchange Date, the prospectus contained in the Registration Statement (the “Prospectus”), as amended or supplemented by any amendments or supplements filed or requested to be filed with the Commission by Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus, or the Proxy Statement made in reliance upon and in conformity with information furnished by Target Fund for use in the Registration Statement, the Prospectus, or the Proxy Statement.

(i)

There are no material contracts outstanding to which Acquiring Fund is a party, other than as disclosed in the Registration Statement, the Prospectus, or the Proxy Statement or otherwise disclosed to the Target Fund.

(j)	All of the issued and outstanding shares of beneficial interest of Acquiring Fund have been offered for sale and sold in conformity with all applicable federal securities laws.

(k)

For each taxable year of its operation, Acquiring Fund has qualified and will at all times through the Exchange Date qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code.

A-2

(l)

Acquiring Fund has timely filed or will timely file (taking into account extensions) all federal, state and other tax returns or reports which are required to be filed by Acquiring Fund, and all such tax returns and reports are or will be, as the case may be, true, correct and complete in all material respects. Acquiring Fund has timely paid or will timely pay all federal, state and other taxes shown to be due or required to be shown as due on said returns or shown or required to be shown on any assessments received by Acquiring Fund. All tax liabilities of Acquiring Fund have been adequately provided for on its books, and to the knowledge of Acquiring Fund, no tax deficiency or liability of Acquiring Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. As of the Exchange Date, Acquiring Fund is not under audit by the Internal Revenue Service, or by any state or local tax authority, for taxes in excess of those already paid.

(m)	The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws.

(n)

The Merger Shares have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable by Acquiring Fund, and no shareholder of Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

2. Representations and warranties of Target Fund.

Target Fund represents and warrants to and agrees with Acquiring Fund that:

(a)

Target Fund is a series of AMG Funds IV, a statutory trust with transferable shares duly established and validly existing under the laws of the state of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Target Fund is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which failure to so qualify would not have a material adverse effect on Target Fund. Target Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

(b)	The Target Fund is registered under the 1940 Act as an open-end management investment company, and its registration has not been revoked or rescinded and is in full force and effect.

(c)

A statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Target Fund for the fiscal year ended October 31, 2020, audited by PricewaterhouseCoopers LLP, the Target Fund’s independent registered public accounting firm, have been furnished to Acquiring Fund. The statements of assets and liabilities and schedules of investments fairly present the financial position of Target Fund as of the dates thereof, and the statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with U.S. generally accepted accounting principles.

(d)

The prospectus and statement of additional information dated February 1, 2021, previously furnished to Acquiring Fund, together with any amendment or supplement thereto or any superseding prospectus or statement of additional information in respect thereof in effect before the Exchange Date, which will be furnished to Acquiring Fund (collectively the “Target Fund Prospectus”), do not, as of the date hereof, and will not, as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided however, that Target Fund makes no representation or warranty as to any information in the Target Fund Prospectus that does not specifically relate to Target Fund.

(e)

There are no material legal, administrative or other proceedings pending or, to the knowledge of Target Fund, threatened against Target Fund which assert liability or which may, if successfully prosecuted to their conclusion, result in liability on the part of Target Fund, other than as have been disclosed in the Registration Statement, the Target Fund Prospectus or otherwise disclosed in writing to the Acquiring Fund.

(f)

Target Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2020 and those incurred in the ordinary course of Target Fund’s business as an investment company since such date. Before the Exchange Date, Target Fund will advise Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2020, whether or not incurred in the ordinary course of business.

(g)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Target Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws, or the H-S-R Act.

(h)

The Registration Statement, the Prospectus, and the Proxy Statement on the effective date of the Registration Statement and insofar as they do not relate to Acquiring Fund (i) will comply in all material respects with the provisions of the

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1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed or requested to be filed with the Commission by Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided however, that the representations and warranties in this subsection shall apply only to statements of fact relating to Target Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to Target Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to Target Fund in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

(i)

There are no material contracts outstanding to which Target Fund is a party, other than as disclosed in the Target Fund’s registration statement (including any post-effective amendment) filed with the Commission on Form N-1A or the Target Fund Prospectus or otherwise disclosed to the Acquiring Fund.

(j)	All of the issued and outstanding shares of beneficial interest of Target Fund have been offered for sale and sold in conformity with all applicable federal securities laws.

(k)

For each taxable year of its operation (including the taxable year ending on the Exchange Date), Target Fund has qualified and will at all times through the Exchange Date qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code.

(l)

Target Fund has timely filed or will timely file (taking into account extensions) all federal, state and other tax returns or reports which are required to be filed by Target Fund on or before the Exchange Date, and all such tax returns and reports are or will be, as the case may be, true, correct and complete in all material respects. Acquiring Fund has timely paid or will timely pay all federal, state and other taxes shown to be due or required to be shown as due on said returns or shown or required to be shown on any assessments received by Target Fund. All tax liabilities of Target Fund have been adequately provided for on its books, and to the knowledge of Target Fund, no tax deficiency or liability of Target Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. As of the Exchange Date, Target Fund is not under audit by the Internal Revenue Service, or by any state or local tax authority for taxes in excess of those already paid.

(m)

At both the Valuation Time and the Exchange Date, Target Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments (defined below) and any other assets and liabilities of Target Fund to be transferred to Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof (except for restrictions previously disclosed to Acquiring Fund by Target Fund). As used in this Agreement, the term “Investments” means all of Target Fund’s properties and assets existing at the Valuation Time.

(n)

No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Acquiring Fund or Target Fund, except as previously disclosed to Acquiring Fund by Target Fund.

(o)

At the Exchange Date, Target Fund will have sold such of its assets, if any, as may be necessary to ensure that, after giving effect to the acquisition of the assets of Target Fund pursuant to this Agreement, Acquiring Fund will remain in compliance with its investment restrictions as set forth in the Registration Statement.

3. Reorganization.

(a)

Subject to the requisite approval of the shareholders of Target Fund and to the other terms and conditions contained herein (including Target Fund’s obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section 8(k) hereof), Target Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Target Fund, on the Exchange Date all of the Investments of Target Fund, whether accrued or contingent (including cash received by Target Fund upon the liquidation by Target Fund of any investments purchased by Target Fund and designated by Acquiring Fund as being unsuitable for it to acquire), in exchange for that number of Merger Shares provided for in Section 4 and the assumption by Acquiring Fund of all of the liabilities of Target Fund, whether accrued or contingent, existing at the Valuation Time. Pursuant to this Agreement, Target Fund will, as soon as practicable after the Exchange Date, distribute all of the Class N Merger Shares, Class I Merger Shares, and Class Z Merger Shares received by it to the Class N, Class I, and Class Z shareholders, respectively, of Target Fund, in complete liquidation of Target Fund.

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(b)

As soon as practicable following the requisite approval of the shareholders of Target Fund, Target Fund will, at its expense, sell or otherwise dispose of such of its portfolio securities as Acquiring Fund indicates it does not wish to acquire. This liquidation will be substantially completed before the Exchange Date, unless otherwise agreed by Target Fund and Acquiring Fund.

(c)

Target Fund agrees to pay or cause to be paid to Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments of Target Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made have gone “ex” before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Target Fund acquired by Acquiring Fund.

4. Exchange date; valuation time.

On the Exchange Date, Acquiring Fund will deliver to Target Fund, determined in each case as provided hereafter in Section 4, (i) a number of full and fractional Class N Merger Shares having an aggregate net asset value equal to the value of the assets of Target Fund attributable to Class N shares of Target Fund transferred to Acquiring Fund on that date less the value of the liabilities of Target Fund attributable to Class N shares of Target Fund assumed by Acquiring Fund on that date; (ii) a number of full and fractional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of Target Fund attributable to Class I shares of Target Fund transferred to Acquiring Fund on that date less the value of the liabilities of Target Fund attributable to Class I shares of Target Fund assumed by Acquiring Fund on that date; and (iii) a number of full and fractional Class Z Merger Shares having an aggregate net asset value equal to the value of the assets of Target Fund attributable to Class Z shares of Target Fund transferred to Acquiring Fund on that date less the value of the liabilities of Target Fund attributable to Class Z shares of Target Fund assumed by Acquiring Fund on that date.

(a)

The net asset value of the Merger Shares to be delivered to Target Fund, the value of the assets attributable to the Class N, Class I, and Class Z shares of Target Fund and the value of the liabilities attributable to the Class N, Class I, and Class Z shares of Target Fund to be assumed by Acquiring Fund will in each case be determined as of the Valuation Time by Acquiring Fund, in cooperation with Target Fund, pursuant to procedures customarily used by Acquiring Fund in determining the fair market value of Acquiring Fund’s assets and liabilities.

(b)	No adjustment will be made in the net asset value of either Target Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(c)	The investment restrictions of Target Fund will be temporarily amended to the extent necessary to effect the transactions contemplated by this Agreement.

(d)

Acquiring Fund will issue the Merger Shares, registered in the name of Target Fund, to Target Fund. Acquiring Fund will then, in accordance with written instructions furnished by Target Fund, re-register the Class N Merger Shares in the names of the Class N shareholders of Target Fund, re-register the Class I Merger Shares in the names of the Class I shareholders of Target Fund, and re-register the Class Z Merger Shares in the names of the Class Z shareholders of Target Fund.

(e)	Acquiring Fund will assume all liabilities of Target Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Target Fund or otherwise.

(f)	The Valuation Time is 4:00 p.m. Eastern Time on July 9, 2021 or such earlier or later time and day as may be mutually agreed upon in writing by the parties (the “Valuation Time”).

5. Expenses, fees, etc.

(a)

Except as otherwise provided in this Section 5, the Adviser, by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transactions contemplated by this Agreement incurred by the Acquiring Fund and the Target Fund; provided, however, that each of the Acquiring Fund and Target Fund shall bear any and all registration fees, brokerage commissions, dealer mark-ups, transfer taxes and similar expenses, if any, that it may incur in connection with the purchases or sales of portfolio securities or incurred by it in connection with the transactions contemplated by this Agreement. The Target Fund will bear any costs and expenses incurred by it in connection with the liquidation of its assets contemplated by this Agreement. Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code.

(b)

Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

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6. Exchange date.

Delivery of the assets of Target Fund to be transferred, assumption of the liabilities of Target Fund to be assumed and the delivery of the Merger Shares to be issued shall be made at the offices of the Adviser at One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901, at 9:00 a.m. on the next full business day following the Valuation Time, or at such other time and date agreed to by Acquiring Fund and Target Fund, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.”

7. Dissolution.

(a)

AMG Funds IV, on behalf of Target Fund, agrees to call a meeting of its shareholders as soon as is practicable after the effective date of the Registration Statement for, among other things, the purpose of considering the matters contemplated by this Agreement.

(b)

AMG Funds IV agrees that the liquidation and dissolution of Target Fund will be effected in the manner provided in the Trust Instrument of AMG Funds IV in accordance with applicable law and that on and after the Exchange Date, Target Fund will not conduct any business except in connection with its liquidation and dissolution.

(c)

AMG Funds, on behalf of Acquiring Fund, will, after the preparation and delivery by AMG Funds IV, on behalf of Target Fund, of a preliminary version of the Proxy Statement which was satisfactory to AMG Funds and Acquiring Fund and to Ropes & Gray LLP for inclusion in the Registration Statement, file the Registration Statement with the Commission. AMG Funds IV, on behalf of Target Fund, and AMG Funds, on behalf of Acquiring Fund, will cooperate with the other, and each will furnish to the other the information relating to itself or its respective Fund required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

8. Conditions to Acquiring Fund’s obligations.

The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a)

That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of (i) at least a majority of the Trustees of Target Fund (including a majority of those Trustees who are not “interested persons”, as defined in Section 2(a)(19) of the 1940 Act, of Target Fund); (ii) at least a majority of the Trustees of Acquiring Fund (including a majority of those Trustees who are not “interested persons”, as defined in Section 2(a)(19) of the 1940 Act, of Acquiring Fund); and (iii) at a duly constituted meeting, at least a majority of the outstanding shares, as defined in Section 2(a)(42) of the 1940 Act, of Target Fund.

(b)

That Target Fund will have furnished to Acquiring Fund (i) a statement of Target Fund’s net assets, with values determined as provided in Section 4 of this Agreement, together with a list of Investments, all as of the Valuation Time, certified on Target Fund’s behalf by AMG Funds IV’s President (or any Vice President) and Treasurer (or any Assistant or Deputy Treasurer), and a certificate of both officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Target Fund since October 31, 2020, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of Target Fund, changes due to net redemptions or changes due to dividends paid or losses from operations; (ii) a statement of the tax basis of each Investment transferred by Target Fund to Acquiring Fund; and (iii) copies of all relevant tax books and records.

(c)

That Target Fund will have furnished to Acquiring Fund a statement, dated the Exchange Date, signed on behalf of Target Fund by AMG Funds IV’s President (or any Vice President) and Treasurer (or any Assistant or Deputy Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of Target Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that Target Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)	That there is no material litigation pending with respect to the matters contemplated by this Agreement.

(e)

(1) That Acquiring Fund will have received an opinion of Smith, Katzenstein & Jenkins LLP, in form satisfactory to Acquiring Fund and dated the Exchange Date, to the effect that (i) Target Fund is a series of AMG Funds IV, a statutory trust validly existing under the laws of the state of Delaware, (ii) this Agreement has been duly authorized, executed, and delivered by AMG Funds IV, on behalf of Target Fund and, assuming that the Registration Statement, the Prospectus, and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Acquiring Fund, is a valid and binding obligation of AMG Funds IV, on behalf of Target Fund subject to bankruptcy, insolvency, fraudulent transfers, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles, (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate

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AMG Funds IV’s Trust Instrument, as amended, or Bylaws, it being understood that with respect to investment restrictions as contained in AMG Funds IV’s Trust Instrument or Bylaws, such counsel may rely upon a certificate of an officer of AMG Funds IV whose responsibility it is to advise Target Fund with respect to such matters, and (iv) to the knowledge of such counsel, and without any independent investigation, no consent, approval, authorization or order of any court or governmental authority under the laws of the State of Delaware is required for the consummation by AMG Funds IV, on behalf of Target Fund, of the transactions contemplated hereby, except (a) such as have been obtained or made prior to the Exchange Date, or (b) such as may be required under state securities or “blue sky” laws (except that such opinion need not express an opinion on state securities or “blue sky” laws). In connection with the foregoing, it is understood that counsel may rely upon the representations contained in this Agreement and certificates of officers of AMG Funds IV.

(2) That Acquiring Fund will have received an opinion of Ropes & Gray LLP, in form satisfactory to Acquiring Fund and dated the Exchange Date, to the effect that (i) this Agreement, assuming due authorization, execution and delivery of this Agreement by Target Fund and Acquiring Fund, is a valid and binding obligation of AMG Funds IV, on behalf of Target Fund subject to bankruptcy, insolvency, fraudulent transfers, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles, and (ii) to the knowledge of such counsel, and without any independent investigation, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by AMG Funds IV, on behalf of Target Fund, of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act.

(f)

That Acquiring Fund will have received an opinion of Ropes & Gray LLP dated the Exchange Date (which opinion will be based upon certain factual representations and customary assumptions and subject to certain qualifications), in a form reasonably satisfactory to each of Target Fund and Acquiring Fund, substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

(i)

the acquisition by Acquiring Fund of all of the assets of Target Fund solely in exchange for Merger Shares and the assumption by Acquiring Fund of all the liabilities of Target Fund followed by the distribution by Target Fund to its shareholders of Merger Shares in complete liquidation of Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code,

(ii)

under Sections 361 and 357 of the Code, Target Fund will not recognize gain or loss upon the transfer of all its assets to Acquiring Fund pursuant to this Agreement in exchange solely for Merger Shares and the assumption by Acquiring Fund of all the liabilities of Target Fund, or upon the distribution of Merger Shares by Target Fund to its shareholders in liquidation of Target Fund, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code,

(iii)

under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of the assets of Target Fund in exchange solely for Merger Shares and the assumption by Acquiring Fund of all the liabilities of Target Fund,

(iv)

under Section 362(b) of the Code, Acquiring Fund’s tax basis in the assets of Target Fund transferred to Acquiring Fund pursuant to this Agreement will be the same as Target Fund’s tax basis in such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (ii) above,

(v)

under Section 1223(2) of the Code, Acquiring Fund’s holding periods for the assets it receives from Target Fund pursuant to this Agreement, other than certain assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the periods during which such assets were held or treated for U.S. federal income tax purposes as being held by Target Fund,

(vi)	under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of Target Fund for Merger Shares,

(vii)

under Section 358 of the Code, the aggregate tax basis in the Merger Shares received by a Target Fund shareholder pursuant to this Agreement will be the same as the aggregate tax basis in the Target Fund shares exchanged therefor,

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(viii)

under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Merger Shares received pursuant to this Agreement will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held those Target Fund shares as capital assets on the date of the exchange, and

(ix)

Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

(g)

That the assets of Target Fund to be acquired by Acquiring Fund will include no assets which Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

(h)

That the Registration Statement will have become effective under the 1933 Act, and no stop order suspending such effectiveness will have been instituted or, to the knowledge of Acquiring Fund, threatened by the Commission.

(i)

That Acquiring Fund will have received from the Commission, any relevant state securities administrator and the Department of Justice (the “Department”) such order or orders as Target Fund deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders will be in full force and effect.

(j)

That all proceedings taken by Target Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto are satisfactory in form and substance to Acquiring Fund.

(k)

That, before the Exchange Date, Target Fund declares a dividend or dividends which, together with all previous distributions qualifying for the dividends-paid deduction, has the effect of distributing to the shareholders of Target Fund, in distributions qualifying for the dividends-paid deduction, (i) all of the excess of (X) Target Fund’s interest income excludable from gross income under Section 103 of the Code over (Y) Target Fund’s deductions disallowed under Sections 265 and 171 of the Code, (ii) all of Target Fund’s investment company taxable income (as defined in Section 852 of the Code), and (iii) all of Target Fund’s net capital gain realized after reduction by any capital loss carryover; the amounts in (i), (ii) and (iii) shall in each case be computed without regard to the dividends-paid deduction and shall include amounts in respect of both (x) Target Fund’s taxable year that will end on the Exchange Date and (y) any prior taxable year of Target Fund, to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

(l)	That Target Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Target Fund held by such custodian as of the Valuation Time.

(m)

That Target Fund’s transfer agent has provided to Acquiring Fund (i) the originals or true copies of all of the records of Target Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of Target Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

(n)

That all of the issued and outstanding shares of beneficial interest of Target Fund will have been offered for sale and sold in conformity with all applicable state securities or blue sky laws and, to the extent that any audit of the records of Target Fund or its transfer agent by Acquiring Fund or its agents will have revealed otherwise, either (i) Target Fund will have taken all actions that in the opinion of Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of Target Fund to have offered for sale and sold such shares in conformity with such laws or (ii) Target Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of Acquiring Fund or its counsel, to indemnify Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Target Fund to have offered and sold such shares in conformity with such laws.

(o)

That Target Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Target Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

9. Conditions to Target Fund’s obligations.

The obligations of Target Fund hereunder shall be subject to the following conditions:

(a)

That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of (i) at least a majority of the Trustees of Target Fund (including a majority of those Trustees who are not “interested persons”, as defined in Section 2(a)(19) of the 1940 Act, of Target Fund); (ii) at least a majority of the Trustees of Acquiring

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Fund (including a majority of those Trustees who are not “interested persons”, as defined in Section 2(a)(19) of the 1940 Act, of Acquiring Fund); and (iii) at a duly constituted meeting, at least a majority of the outstanding shares of Target Fund, as defined in Section 2(a)(42) of the 1940 Act.

(b)

That Acquiring Fund will have furnished to Target Fund a statement of Acquiring Fund’s net assets, together with a list of portfolio holdings with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on behalf of Acquiring Fund by AMG Funds’ President (or any Vice President) and Treasurer (or any Assistant or Deputy Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquiring Fund since December 31, 2020, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions or changes due to dividends paid or losses from operations.

(c)

That Acquiring Fund will have executed and delivered to Target Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Target Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

(d)

That Acquiring Fund will have furnished to Target Fund a statement, dated the Exchange Date, signed on behalf of Acquiring Fund by AMG Funds’ President (or any Vice President) and Treasurer (or any Assistant or Deputy Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(e)	That there is no material litigation pending or threatened with respect to the matters contemplated by this Agreement.

(f)

That Target Fund will have received an opinion of Ropes & Gray LLP, in form satisfactory to Target Fund and dated the Exchange Date, to the effect that (i) Acquiring Fund is a series of AMG Funds, a voluntary association with transferable shares validly existing under the laws of The Commonwealth of Massachusetts, (ii) this Agreement has been duly authorized, executed, and delivered by AMG Funds, on behalf of Acquiring Fund and, assuming that the Registration Statement, the Prospectus, and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Target Fund, is a valid and binding obligation of AMG Funds, on behalf of Acquiring Fund subject to bankruptcy, insolvency, fraudulent transfers, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles, (iii) the Merger Shares to be delivered to Target Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Acquiring Fund, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquiring Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or Bylaws, it being understood that with respect to investment restrictions as contained in Acquiring Fund’s Amended and Restated Agreement and Declaration of Trust or Bylaws, such counsel may rely upon a certificate of an officer of Acquiring Fund whose responsibility it is to advise Acquiring Fund with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and (vi) to the knowledge of such counsel, and without any independent investigation, the Registration Statement has become effective under the 1933 Act, and, to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

(g)

That Target Fund will have received an opinion of Ropes & Gray LLP dated the Exchange Date (which opinion will be based upon certain factual representations and customary assumptions and subject to certain qualifications), in a form reasonably satisfactory to each of Target Fund and Acquiring Fund, substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

(i)

the acquisition by Acquiring Fund of all of the assets of Target Fund solely in exchange for Merger Shares and the assumption by Acquiring Fund of all the liabilities of Target Fund followed by the distribution by Target Fund to its shareholders of Merger Shares in complete liquidation of Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code,

(ii)

under Sections 361 and 357 of the Code, Target Fund will not recognize gain or loss upon the transfer of all its assets to Acquiring Fund pursuant to this Agreement in exchange solely for Merger Shares and the assumption

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by Acquiring Fund of all the liabilities of Target Fund, or upon the distribution of Merger Shares by Target Fund to its shareholders in liquidation of Target Fund, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code,

(iii)

under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of the assets of Target Fund in exchange solely for Merger Shares and the assumption by Acquiring Fund of all the liabilities of Target Fund,

(iv)

under Section 362(b) of the Code, Acquiring Fund’s tax basis in the assets of Target Fund transferred to Acquiring Fund pursuant to this Agreement will be the same as Target Fund’s tax basis in such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (ii) above,

(v)

under Section 1223(2) of the Code, Acquiring Fund’s holding periods for the assets it receives from Target Fund pursuant to this Agreement, other than certain assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the periods during which such assets were held or treated for U.S. federal income tax purposes as being held by Target Fund,

(vi)	under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of Target Fund for Merger Shares,

(vii)

under Section 358 of the Code, the aggregate tax basis in the Merger Shares received by a Target Fund shareholder pursuant to this Agreement will be the same as the aggregate tax basis in the Target Fund shares exchanged therefor,

(viii)

under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Merger Shares received pursuant to this Agreement will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held those Target Fund shares as capital assets on the date of the exchange, and

(ix)

Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

(h)

That all proceedings taken by or on behalf of Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto will be satisfactory in form and substance to Target Fund and Ropes & Gray LLP.

(i)

That the Registration Statement is effective under the 1933 Act, and no stop order suspending such effectiveness will have been instituted or, to the knowledge of Acquiring Fund, threatened by the Commission.

(j)

That Target Fund shall have received from the Commission, any relevant state securities administrator and the Department such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

(k)

AMG Funds shall have entered into a contractual expense cap agreement with the Adviser limiting expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of Class N, Class I, and Class Z shares of Acquiring Fund to the annual rate of 0.90% of Acquiring Fund’s average daily net assets through at least May 1, 2022, subject to later reimbursement by Acquiring Fund.

10. Indemnification.

(a)

Target Fund agrees to indemnify and hold harmless, out of the assets of Target Fund but no other assets, Acquiring Fund, its Trustees and its officers (for purposes of this subparagraph, the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified

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Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Target Fund contained in the Registration Statement, the Prospectus, the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Target Fund required to be stated therein or necessary to make the statements relating to Target Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of Target Fund. The Indemnified Parties will notify Target Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). Target Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Target Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Target Fund’s obligation under this Section 10(a) to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that Target Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)

Acquiring Fund agrees to indemnify and hold harmless, out of the assets of Acquiring Fund but no other assets, Target Fund, its Trustees and its officers (for purposes of this subparagraph, the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Acquiring Fund contained in the Registration Statement, the Prospectus, the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to Acquiring Fund required to be stated therein or necessary to make the statements relating to Acquiring Fund therein not misleading, including without limitation any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of Acquiring Fund. The Indemnified Parties will notify Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. Acquiring Fund’s obligation under this Section 10(b) to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties’ first paying the same.

11. No broker, etc.

Each of Target Fund and Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

12. Termination.

AMG Funds IV, on behalf of Target Fund, and AMG Funds, on behalf of the Acquiring Fund, may, by mutual consent of their Trustees, terminate this Agreement, and Target Fund or Acquiring Fund, after consultation with counsel and by consent of their Trustees or an officer authorized by such Trustees, may waive any condition to their respective obligations hereunder. If the transaction contemplated by this Agreement has not been substantially completed by March 18, 2022, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Trusts, on behalf of their respective Funds.

13. Covenants, etc. deemed material.

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

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14. Amendments.

This Agreement may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

15. Agreement and declaration of trust.

A copy of the Amended and Restated Agreement and Declaration of Trust, as amended, of AMG Funds is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed by the Trustees or officers of AMG Funds as Trustees or officers and not individually and that the obligations of these instruments are not binding upon any of the Trustees, officers or shareholders of AMG Funds individually but are binding only upon the assets and property of Acquiring Fund.

This Agreement is executed by AMG Funds IV, on behalf of the Target Fund, and the parties are hereby expressly put on notice of the limitation of shareholder liability as set forth in the AMG Funds IV Trust Instrument and agrees that the obligations assumed by AMG Funds IV pursuant to this Agreement will be limited in all cases to AMG Funds IV and its assets, and the parties will not seek satisfaction of any such obligations from the trustees, officers or shareholders of AMG Funds IV.

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This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

AMG FUNDS IV on behalf of AMG GW&K Small Cap Value Fund II

By:
Name:	Thomas Disbrow
Title:	Treasurer, Chief Financial Officer and Principal Financial Officer

AMG FUNDS on behalf of AMG GW&K Small Cap Value Fund

By:
Name:	Thomas Disbrow
Title:	Treasurer, Chief Financial Officer and Principal Financial Officer

The undersigned is a party to this Agreement for purposes of Section 5 only:

AMG FUNDS LLC

By:
Name:	Keitha L. Kinne
Title:	Chief Operating Officer

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APPENDIX B

The Form of New Subadvisory Agreement has been included to provide investors with information regarding its terms. It is not intended to provide any factual information about the Target Fund. Accordingly, shareholders should not rely on the representations and warranties in the Form of New Subadvisory Agreement as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Form of New Subadvisory Agreement may be revised from that shown here prior to its execution, and may be amended after its execution. Should material changes be made to the Form of New Subadvisory Agreement, the Target Fund will take such steps as may be required by applicable law.

SUBADVISORY AGREEMENT

AGREEMENT made as of the [                     day of     ,             ], between AMG FUNDS LLC, a limited liability company organized under the laws of the state of Delaware and having its principal place of business at One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901 (the “Adviser”) and GW&K INVESTMENT MANAGEMENT, LLC, a limited liability company organized under the laws of the State of Delaware and having its principal place of business at 222 Berkeley Street, Boston, Massachusetts 02116 (the “Subadviser”).

WHEREAS, the Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”); and

WHEREAS, the Subadviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Advisers Act; and

WHEREAS, AMG FUNDS IV, a Delaware statutory trust (the “Trust”), engages in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

WHEREAS, the Trust offers shares in a series, AMG GW&K Small Cap Value Fund II (the “Fund”); and

WHEREAS, pursuant to an Investment Advisory Agreement, dated as of May 30, 2014, between the Trust and the Adviser, as amended (the “Advisory Agreement”), the Adviser is required to perform investment advisory services for the Fund.

NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

1.    APPOINTMENT OF SUBADVISER.

The Adviser hereby employs the Subadviser to provide investment advisory services to the Fund for the period and on the terms herein set forth. The Subadviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2.    DUTIES OF ADVISER AND SUBADVISER.

(i)    Delivery of Documents. The Adviser has furnished the Subadviser with true copies of each of the following:

(a)    The Trust’s Trust Instrument and all amendments and supplements thereto (such Trust Instrument, as presently in effect and as it shall from time to time be amended or supplemented, is herein called the “Declaration”);

(b)    The Trust’s By-Laws and amendments and supplements thereto (such By-Laws, as presently in effect and as it shall from time to time be amended and supplemented, is herein called the “By-Laws”);

(c)    Resolutions of the Trust’s Board of Trustees authorizing the appointment of the Adviser and Subadviser and approving the Advisory Agreement and this Agreement and copies of the minutes of the initial meeting of shareholders of the Fund;

(d)    The Trust’s Registration Statement and each Post-Effective Amendment thereto on Form N-1A under the Securities Act of 1933 as amended (the “1933 Act”) and the 1940 Act (File Nos. 033-68666 and 811-08004) with respect to the Fund as filed with the Securities and Exchange Commission and all amendments thereto (the “Registration Statement”);

(e)    The most recent prospectus (such prospectus, as in effect from time to time and all amendments and supplements thereto are herein called a “Prospectus”) of the Fund;

(f)    All resolutions of the Board of Trustees of the Trust pertaining to the objectives, investment policies and investment restrictions of the Fund; and

(g)    Copies of the executed Advisory Agreement between the Trust and the Adviser relating to the Fund.

The Adviser will furnish the Subadviser from time to time with copies of all amendments of or supplements to items (a), (b), (c), (d), (e), (f), and (g) to the extent such amendments or supplements relate to or affect the obligations of the Subadviser hereunder with respect to the Fund.

(ii)    The Subadviser, at its own expense, shall furnish the following services to the Trust with respect to the Fund:

(a)    Investment Program. The Subadviser is hereby authorized and directed and hereby agrees, subject to the stated investment objective and policies of the Fund as set forth in the Trust’s current Registration Statement and subject to the supervision of the Adviser and the Board of Trustees of the Trust, to (i) develop and furnish continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement, (ii) provide research and analysis relative to the investment program and investments of the Fund, (iii) determine (subject to the overall supervision of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of the Trust in the investments of the Fund. In accordance with paragraph 2(ii)(b), the Subadviser shall arrange for the placing of all orders for the purchase and sale of securities and other investments for the Fund’s account and will exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or transactions. The Subadviser will make its officers and employees available to meet with the Adviser’s officers and directors on due notice at reasonable times to review the investments and investment program of the Fund in light of current and prospective economic and market conditions. The Subadviser is authorized on behalf of the Fund to enter into agreements and execute any documents required to make investments pursuant to the Prospectus as may be amended from time to time. The Subadviser’s responsibility for providing portfolio management services hereunder shall be limited to only those assets of the Fund which the Adviser determines to allocate to the Subadviser (those assets being referred to as the “Fund Account”), and the Subadviser agrees that it shall not consult with any investment advisor(s) (within the meaning of the 1940 Act) to the Fund or any other registered investment company or portfolio series thereof under common control with the Fund concerning transactions for the Fund Account in securities or other assets such that the exemptions under Rule 10f-3, Rule 12d-3 and/or Rule 17a-10 under the 1940 Act would not be available with respect to the Fund.

The Subadviser shall exercise voting authority with respect to proxies that the Fund is entitled to vote by virtue of the ownership of assets attributable to that portion of the Fund for which the Subadviser has investment management responsibility; provided that the exercise of such authority shall be subject to periodic review by the Adviser and the Trustees of the Trust; provided, further that such authority may be revoked in whole or in part by the Adviser if required by applicable law. The Subadviser shall exercise its proxy voting authority hereunder in accordance with such proxy voting policies and procedures as the Trust may designate from time to time. The Subadviser shall provide such information relating to its exercise of proxy voting authority hereunder (including the manner in which it has voted proxies and its resolution of conflicts of interest) as reasonably requested by the Adviser from time to time.

In the performance of its duties hereunder, the Subadviser is and shall be an independent contractor and except as expressly provided for herein or otherwise expressly provided or authorized shall have no authority to act for or represent the Fund or the Trust in any way or otherwise be deemed to be an agent of the Fund, the Trust or of the Adviser. If any occasion should arise in which the Subadviser gives any advice to its clients concerning the shares of a Fund, the Subadviser will act solely as investment counsel for such clients and not in any way on behalf of the Trust or the Fund.

(b)    Portfolio Transactions. In connection with the management of the investment and reinvestment of the Fund, the Subadviser, acting by its own officers, directors or employees or by a duly authorized subcontractor, is authorized to select the broker or dealers that will execute purchase and sale transactions for the Trust.

In executing portfolio transactions and selecting brokers or dealers, if any, the Subadviser will use its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Subadviser shall consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, with respect to the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Subadviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Subadviser with respect to the Fund and/or other accounts over which the Subadviser exercises investment discretion. The Subadviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

The Subadviser may buy securities for the Fund at the same time it is selling such securities for another client account and may sell securities for the Fund at the time it is buying such securities for another client account. In such cases, subject to applicable legal and regulatory requirements, and in compliance with such procedures of the Trust as may be in effect from time to time, the Subadviser may effectuate cross transactions between the Fund and such other account if it deems this to be advantageous. The Subadviser also may cause the Fund to enter into other types of investment transactions (e.g., a long position on a particular securities index) at the same time it is causing other client accounts to take opposite economic positions (e.g., a short position on the same index).

On occasions when the Subadviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients, the Subadviser, to the extent permitted by applicable laws and regulations, and in compliance with such procedures of the Trust as may be in effect from time to time, may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such clients.

The Subadviser will advise the Fund’s custodian or such depository or agents as may be designated by the custodian and the Adviser promptly of each purchase and sale of a portfolio security, specifying the name of the issuer, the description and amount or number of shares of the security purchased, the market price, the commission and gross or net price, the trade date and settlement date and the identity of the effecting broker or dealer. The Subadviser shall not have possession or custody of any Fund investments. The Trust shall be responsible for all custodial agreements and the payment of all custodial charges and fees and, upon the Subadviser giving proper instructions to the custodian, the Subadviser shall have no responsibility or liability for the acts, omissions or other conduct of the custodian.

The Subadviser shall, upon due notice from the Adviser, provide such periodic and special reports describing any such research, advice or other services received and the incremental commissions, net price or other consideration to which they relate.

Notwithstanding the foregoing, the Subadviser agrees that the Adviser shall have the right by written notice to identify securities that may not be purchased on behalf of the Fund and/or brokers and dealers through which portfolio transaction on behalf of the Fund may not be effected, including, without limitation, brokers or dealers affiliated with the Adviser. The Subadviser shall refrain from purchasing such securities for the Fund or directing any portfolio transaction to any such broker or dealer on behalf of the Fund, unless and until the written approval of the Adviser to do so is obtained, but the Subadviser shall not be liable to the Fund for so acting. In addition, the Subadviser agrees that it shall not direct portfolio transactions for the Fund through any broker or dealer that is an “affiliated person” of the Subadviser (as that term is defined in the 1940 Act or interpreted under applicable rules and regulations of the Securities and Exchange Commission) without the prior written approval of the Adviser, which shall not be unreasonably withheld. The Adviser agrees that it will provide the Subadviser with a list of brokers and dealers that are “affiliated persons” of the Fund.

(c)    Reports. The Subadviser shall render to the Board of Trustees of the Trust such periodic and special reports as the Board of Trustees may request with respect to matters relating to the duties of the Subadviser set forth herein.

(iii)    Notwithstanding anything to the contrary in this Agreement, the Subadviser shall have the right to engage a third-party for purposes of providing proxy advisory and/or voting services.

3.    SUBADVISORY FEE.

For the services to be provided by the Subadviser as provided in Paragraph 2 hereof, the Adviser shall pay to the Subadviser an annual fee as set forth on Schedule A to this Agreement.

In the case of commencement or termination of this Agreement with respect to the Fund during any calendar month, the fee with respect to the Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed based on the average daily net assets of the Fund Account for the days during which it is in effect.

4.    EXPENSES.

During the term of this Agreement, the Subadviser will bear all expenses incurred by it in the performance of its duties hereunder, other than those expenses specifically assumed by the Trust hereunder. Subject to any expense limitation agreement as in effect from time to time with respect to the Fund, the Trust shall assume and shall pay (i) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Fund is a party, and (ii) interest on borrowed money, if any. In addition to these expenses, the Trust shall pay all brokers’ and underwriting commissions chargeable to the Trust in connection with the securities transactions to which the Fund is a party.

5.    COMPLIANCE WITH APPLICABLE REGULATIONS.

In performing its duties hereunder, the Subadviser

(i)    shall establish compliance procedures (copies of which shall be provided to the Adviser, and shall be subject to review and approval by the Adviser) reasonably calculated to ensure compliance at all times with: all applicable provisions of the 1940 Act and the Advisers Act, and any rules and regulations adopted thereunder; Subchapter M of the Internal Revenue Code of 1986, as amended; the provisions of the Registration Statement; the provisions of the Declaration and the By-Laws of the Trust, as the same may be amended from time to time; and any other applicable provisions of state, federal or foreign law.

(ii)    acknowledges that the Trust has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and that the Subadviser and certain of its employees, officers and directors may be subject to reporting requirements thereunder and, accordingly, agrees that it shall, on a timely basis, furnish, and shall cause its employees, officers and directors to furnish, to the Adviser and/or to the Trust, all reports and information required to be provided under such code of ethics with respect to such persons.

(iii)    agrees that it will maintain for the Trust all and only such records as required under Rules 31a-1 and 31a-2 under the 1940 Act in respect to its services hereunder and that such records are the property of the Trust and further agrees to surrender promptly to the Trust any such records upon the Trust’s request all in accordance with Rule 31a-3 under the 1940 Act.

6.    LIABILITY OF SUBADVISER; INDEMNIFICATION.

Neither the Subadviser nor the officers, directors, employees, agents, or legal representatives (collectively, “Related Persons”) of the Subadviser shall be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund or its shareholders in connection with the matters to which this Agreement relates; provided that, except as set forth in the succeeding paragraph, no provision of this Agreement shall be deemed to protect the Subadviser or its Related Persons against any liability to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence or the reckless disregard of the Subadviser’s obligations and duties (each of which is hereby referred to as a “Culpable Act”) under this Agreement.

Neither the Subadviser nor its Related Persons shall be liable for any error of judgment or mistake of law, or for any loss suffered by the Adviser or its Related Persons in connection with the matters to which this Agreement relates; provided that this provision shall not be deemed to protect the Subadviser or its Related Persons against any liability to which it might otherwise be subject by reason of any Culpable Act by the Subadviser or its Related Persons.

The Adviser shall indemnify the Subadviser and its Related Persons and hold them harmless from and against any and all actions, suits or claims whether groundless or meritorious and from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities (collectively, “Damages”) arising directly or indirectly out of or in connection with the performance of services by the Subadviser or its Related Persons hereunder to the extent such Damages result from any Culpable Act of the Adviser or any Related Person of the Adviser.

The Subadviser shall indemnify the Adviser and its Related Persons from and against any Damages arising directly or indirectly out of or in connection with the performance of services by the Adviser or its Related Persons under this Agreement or the Advisory Agreement, in each case, to the extent such Damages result from any Culpable Act of the Subadviser or any of its Related Persons.

7.    REPRESENTATIONS AND WARRANTIES.

(a)    Adviser. The Adviser represents and warrants to the Subadviser that (i) the retention of the Subadviser by the Adviser as contemplated by this Agreement is authorized by the respective governing documents of the Trust and the Adviser; (ii) the execution, delivery and performance of each of this Agreement and the Advisory Agreement does not violate any obligation by which the Trust or the Adviser or their respective property is bound, whether arising by contract, operation of law or otherwise; and (iii) each of this Agreement and the Advisory Agreement has been duly authorized by appropriate action of the Trust and the Adviser and when executed and delivered by the Adviser will be the legal, valid and binding obligation of the Trust and the Adviser, enforceable against the Trust and Adviser in accordance with its terms hereof subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors’ rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

(b)    Subadviser. The Subadviser represents and warrants to the Adviser that (i) the retention of the Subadviser by the Adviser as contemplated by this Agreement is authorized by the Subadviser’s governing documents; (ii) the execution, delivery and performance of this Agreement does not violate any obligation by which the Subadviser or its property is bound, whether arising by contract, operation of law or otherwise; and (iii) this Agreement has been duly authorized by appropriate action of the Subadviser and when executed and delivered by the Subadviser will be the legal, valid and binding obligation of the Subadviser, enforceable against the Subadviser in accordance with its terms hereof, subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors’ rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

8.    DURATION AND TERMINATION OF THIS AGREEMENT.

(a)    Duration. This Agreement shall become effective with respect to the Fund on [                    ] (the “Effective Date”). Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the Effective Date. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to the Fund so long as such continuance with respect to the Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval to the extent required by applicable law.

(b)    Amendment. This Agreement may be amended by agreement of the parties, provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement cast in person at a meeting called for that purpose to the extent required by applicable law, and, to the extent required by the 1940 Act, by the holders of a majority of the outstanding voting securities of the Trust in the manner required by the 1940 Act.

(c)    Termination. This Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, (i) by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, (ii) by the Adviser, or (iii) by the Subadviser, in each case on sixty (60) days’ prior written notice to the other party. Upon the effective date of termination of this Agreement, the Subadviser shall deliver all books and records of the Trust or the Fund held by it (i) to such entity as the Trust may designate as a successor, or (ii) to the Adviser.

(d)    Automatic Termination. This Agreement shall automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act). The Subadviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the 1940 Act, as will enable the Trust to consider whether an assignment under the 1940 Act will occur, and to take the steps necessary to enter into a new contract with the Subadviser or such other steps as the Trustees of the Trust may deem appropriate.

(e)    Approval, Amendment or Termination by Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and (ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

9.    SERVICES NOT EXCLUSIVE.

The services of the Subadviser to the Adviser in connection with the Fund hereunder are not to be deemed exclusive, and the Subadviser shall be free to render similar services to others so long as its services hereunder are not impaired thereby. It is understood that the persons employed by the Subadviser to assist in the performance of its duties hereunder will not devote their full time to such services and nothing hereunder contained shall be deemed to limit or restrict the right of the Subadviser to engage in or devote time and attention to other businesses or to render services of whatever kind or nature.

10.    RESERVATION OF NAME.

The parties hereby acknowledge that AMG Funds LLC has reserved the right to grant the nonexclusive use of the name “AMG” or “AMG Funds” or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name “AMG” or “AMG Funds.” The name “AMG” or “AMG Funds” will continue to be used by the Trust so long as such use is mutually agreeable to AMG Funds LLC and the Trust. The Subadviser and the Trust acknowledge that the Trust shall cease using the name “AMG” or “AMG Funds” as a part of the Trust’s name and that the Subadviser, the Trust or the Fund, or any of their affiliates, shall not promote the Trust or the Fund or conduct the business of the Trust or the Fund in any way in such name if this Agreement is terminated for any reason and the Adviser does not expressly consent in writing to such use of the name “AMG” or “AMG Funds.” Future names adopted by the Trust for itself or the Fund, insofar as such names include identifying words requiring the consent of the Adviser, shall be the property of the Adviser and shall be subject to the same terms and conditions. Notwithstanding the above, AMG Funds LLC consents to the use of its name, including in connection with the name of the Trust or the Fund, in a representative client list in connection with the completion of marketing materials.

11.    CONFIDENTIALITY.

The Subadviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Adviser and the Subadviser, provided that it may disclose such information to those third parties required to carry out its duties hereunder, and the Adviser shall treat as confidential all information furnished to the Fund or the Adviser by the Subadviser in connection with its duties under the Agreement, provided that it may disclose such information to those third parties required to carry out its duties hereunder (collectively, the “Confidential Information”). The term “Confidential Information” will not include information which (i) is or becomes publicly available other than as a result of a disclosure by a receiving party in violation of this Agreement, (ii) is or becomes available to a receiving party on a nonconfidential basis from a source which, to the best knowledge of the receiving party after reasonable inquiry, is not prohibited from disclosing such information by a legal, contractual or fiduciary obligation to the other, or (iii) is independently developed without reference to or reliance on the Confidential Information.

In the event that a party is requested pursuant to, or required by, applicable law, regulation or legal process to disclose any of the Confidential Information, such party will promptly notify the disclosing party so that it may seek a protective order or other appropriate remedy or, in its sole discretion, waive compliance with the terms of this

Agreement. In the event that no such protective order or other remedy is obtained, or a party does not waive compliance with the terms of this Agreement, a party will furnish only that portion of the Confidential Information which it is advised by counsel is legally required and will exercise all reasonable efforts to obtain reliable assurance that confidential treatment will be accorded the Confidential Information.

12.    MISCELLANEOUS.

(a)    Notices. All notices or other communications given under this Agreement shall be made by guaranteed overnight delivery, e-mail, telecopy or certified mail; notice is effective when received. Notice shall be given to the parties at the following addresses:

The Adviser:	AMG Funds LLC
One Stamford Plaza
263 Tresser Boulevard, Suite 949
Stamford, Connecticut 06901
E-mail: amgfcco@amg.com
Facsimile No.:
Attention: Legal and Compliance Department

Subadviser:	GW&K Investment Management, LLC
222 Berkeley Street
Boston, Massachusetts 02116
E-mail:
Facsimile No.:
Attention: Compliance Officer

(b)    Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

(c)    Applicable Law. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(d)    Counterparties. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

(e)    Entire Agreement. This Agreement states the entire agreement of the parties hereto, and is intended to be the complete and exclusive statement of the terms hereof. It may not be added to or changed orally, and may not be modified or rescinded except by a writing signed by the parties hereto and in accordance with the 1940 Act, when applicable.

IN WITNESS WHEREOF, the Adviser and the Subadviser have caused this Agreement to be executed as of the date first set forth above.

AMG FUNDS LLC

By:
Name:
Title:

GW&K INVESTMENT MANAGEMENT, LLC

By:
Name:
Title:

Acknowledged and agreed to as of the date first set forth above with respect to the Trust’s obligations under this Agreement.

AMG FUNDS IV

By:
Name:
Title:

SCHEDULE A

AMG GW&K Small Cap Value Fund II

As compensation for the services enumerated herein, the Adviser will pay the Subadviser a fee with respect to the Fund Account, which shall be calculated and payable monthly in arrears based on the average daily net assets of the Fund in an amount equal to an annual rate of 0.50%. The fees payable shall be reduced by an amount equal to 50% of the sum of: i) any investment advisory fees waived by the Adviser pursuant to an expense limitation or reimbursement agreement with the Fund, ii) any reimbursement of Fund expenses by the Adviser pursuant to an expense limitation or reimbursement agreement with the Fund, and iii) any payments made by the Adviser to third parties that provide distribution, shareholder services or similar services on behalf of the Fund over and above the amounts permitted to be paid out of the Fund’s assets. If the foregoing calculation results in a negative amount, such amount shall be payable by the Subadviser to the Adviser within 30 days of receipt of notice from the Adviser, which notice shall include the basis for the calculation. All payments to be made by Adviser will be due and payable within thirty (30) days of the receipt of the advisory fee payable to the Investment Adviser by the Fund.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VOTE AT THE TELEPHONIC MEETING on June 9, 2021, at 3:00 p.m. Eastern Time. Please refer to the Proxy Statement for instructions on how to participate in the telephonic Meeting

Please detach at perforation before mailing.

PROXY	AMG GW&K SMALL CAP VALUE FUND II A SERIES OF AMG FUNDS IV SPECIAL MEETING OF SHAREHOLDERS SCHEDULED TO BE HELD ON JUNE 9, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF AMG FUNDS IV (“AMG Funds IV” or the “Trust”). The undersigned shareholders of AMG GW&K Small Cap Value Fund II (formerly AMG Managers Silvercrest Small Cap Fund) (the “Target Fund”), a series of AMG Funds IV (“AMG Funds IV”), revoking all previous proxies, if any, with respect to the Shares the Fund, hereby appoints Thomas G. Disbrow, Mark J. Duggan and Maureen A. Meredith proxies, each with full power of substitution, to vote at the Special Meeting of Shareholders and at any adjournments or postponements thereof (the “Meeting”) of the Target Fund. In light of the COVID-19 pandemic, the Meeting will be a virtual meeting to be held via telephone only on June 9, 2021, at 3:00 p.m., Eastern Time. Please refer to the Proxy Statement for instructions on how to participate in the telephonic Meeting. The undersigned hereby acknowledges receipt of the Notice of Special Meeting and Proxy Statement.

The votes entitled to be cast will be cast as instructed on the reverse side. If this Proxy is executed but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposals. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other matter that may properly come before the Meeting and at any adjournments or postponements thereof.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

AMG_32074_031821

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD USING THE ENCLOSED ENVELOPE.

xxxxxxxxxxxxxx	code

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the

Special Shareholder Meeting to be held by telephone only on June 9, 2021.

The Notice of Special Meeting, Proxy Statement and Proxy Card for this meeting are available at:

https://www.proxy-direct.com/AMG-32074

IF YOU VOTE BY TELEPHONE OR INTERNET,

PLEASE DO NOT MAIL YOUR CARD

Please detach at perforation before mailing.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:	☒

A	Proposals	THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE “FOR” THE PROPOSALS.

		FOR	AGAINST	ABSTAIN
1.	A proposal to approve an Agreement and Plan of Reorganization, which provides for the acquisition of the assets and assumption of the liabilities of the Target Fund in exchange for shares of AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Acquiring Fund”), and the liquidation and termination of the Target Fund.	☐	☐	☐

2.	A proposal to approve for the Target Fund a subadvisory agreement between AMG Funds LLC, the current investment manager to the Target Fund, and GW&K Investment Management, LLC, the current interim subadviser to the Target Fund.	☐	☐	☐

3.	Any other business that properly comes before the Meeting or any adjournments or postponements thereof.

B	Authorized Signatures — This section must be completed for your vote to be counted.— Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) – Please print date below	Signature 1 – Please keep signature within the box	Signature 2 – Please keep signature within the box
/ /

Scanner bar code

xxxxxxxxxxxxxx	AMG 32074	xxxxxxxx

STATEMENT OF ADDITIONAL INFORMATION

April 23, 2021

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of AMG GW&K Small Cap Value Fund II (formerly AMG Managers Silvercrest Small Cap Fund), a series of AMG Funds IV (the “Target Fund”), into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Acquiring Fund”).

This SAI contains information which may be of interest to shareholders of the Target Fund but which is not included in the combined Proxy Statement/Prospectus dated April 23, 2021 (the “Proxy Statement/Prospectus”) which relates to the Reorganization. As described in the Proxy Statement/Prospectus, the Reorganization would involve three steps:

(1)

the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and the delivery to the Target Fund of shares of the Acquiring Fund with a value equal to the value of the assets transferred by the Target Fund, net of liabilities (all as determined immediately prior to the transaction using the Acquiring Fund’s valuation policies);

(2)

the pro rata distribution of Class N, Class I, and Class Z shares of the Acquiring Fund to the Class N, Class I, and Class Z shareholders of record, respectively, of the Target Fund, as of the effective date of the Reorganization in full redemption of all such shares of the Target Fund; and

(3)	the liquidation and termination of the Target Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available without charge, upon request, by calling the Acquiring Fund at (800) 548-4539 or by visiting the Acquiring Fund’s Website at www.amgfunds.com.

1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, is the independent registered public accounting firm for the Acquiring Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Acquiring Fund, assists in the preparation and/or review of the Acquiring Fund’s federal and state income tax returns and may provide other audit, tax and related services.

The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in the Acquiring Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2020 are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein by reference.

The audited financial statements for the Acquiring Fund included in its Annual Report to shareholders and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, given on their authority as experts in auditing and accounting.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Attached hereto as Appendix A is the Statement of Additional Information of the Acquiring Fund dated March 15, 2021.

SUPPLEMENTAL FINANCIAL INFORMATION

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the section entitled “I. Proposal 1: The Reorganization – 1. Synopsis – Comparison of Fees and Expenses” of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization. A substantial portion of the Target Fund’s portfolio was turned over at the time GW&K took over management of the Target Fund and, consequently, the Target Fund expects a minimal portfolio turnover in connection with the Reorganization.

There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

2

Appendix A

AMG FUNDS

AMG GW&K SMALL CAP VALUE FUND

(formerly AMG Managers Skyline Special Equities Fund)

CLASS N: SKSEX

CLASS I: SKSIX

CLASS Z: SKSZX

STATEMENT OF ADDITIONAL INFORMATION

DATED March 15, 2021

You can obtain a free copy of the prospectus for AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Fund”), dated March 15, 2021, as supplemented from time to time (the “Prospectus”), by calling AMG Funds LLC (the “Investment Manager”) at (800) 548-4539 or by visiting the Fund’s website at www.amgfunds.com. The Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Prospectus.

The Fund’s audited financial statements for the fiscal year ended December 31, 2020 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm from the Fund’s Annual Report for the fiscal year ended December  31, 2020, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission (the “SEC”). The Fund’s Annual and Semi-Annual Reports are available without charge, upon request, by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.amgfunds.com or the SEC’s website at www.sec.gov.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund) (the “Fund”). The Fund is a series of shares of beneficial interest of AMG Funds, a Massachusetts business trust (the “Trust”), and part of the AMG Funds Family of Funds, a fund complex comprised of 46 different funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”). The Trust was organized on June 18, 1999.

The Fund has established three classes of shares: Class N, Class I and Class Z. Effective October 1, 2016, shares of the Fund’s sole class were reclassified and redesignated as Class S shares. Effective February 27, 2017, existing Class S shares of the Fund were renamed Class N shares.

Effective April 28, 2014, Skyline Special Equities Portfolio changed its name to AMG Managers Skyline Special Equities Fund. Effective December 4, 2020, AMG Managers Skyline Special Equities Fund changed its name to AMG GW&K Small Cap Value Fund.

Effective April 28, 2014, Managers AMG Funds changed its name to AMG Funds and the Fund’s investment manager changed its name from Managers Investment Group LLC to AMG Funds LLC.

This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current prospectus, dated March 15, 2021, as supplemented from time to time (the “Prospectus”). The Trust’s executive office is located at One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

AMG Funds LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. It selects and recommends, subject to the approval of the Trust’s Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “Subadviser” or “Subadvisers”) to manage the Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these Subadvisers and researches any potential new Subadvisers for the Fund. See “Management of the Fund” for more information.

Investments in the Fund are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Trust is an open-end management investment company, and the Fund is a diversified series of the Trust.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities and instruments that may be purchased by the Fund to the extent such investments are permitted by applicable law. The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Borrowing

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. In addition, the Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other eligible funds in the AMG Fund Complex (as further described below). The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, the Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. The Trust, on behalf of the Fund, has entered into a master interfund lending agreement that would allow the Fund to borrow, for temporary purposes only, from other eligible funds in the AMG Fund Complex, subject to the Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the below mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information. If the Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. The Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If the Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, the Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. If the Fund borrows to invest in securities and the related gains from the investment and/or any hedging activity exceed the cost of borrowing and/or losses on hedging, the NAV of the shares will rise more than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the NAV of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

(2) Cash Equivalents

The Fund may invest in cash equivalents to the extent that such investments are consistent with the Fund’s investment objectives, policies and restrictions, and as discussed in the Prospectus and this SAI. A description of the various types of cash equivalents that may be purchased by the Fund appears below.

Bank Obligations. The Fund may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed-upon date and price. The resale price normally reflects the purchase price plus a mutually agreed-upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements are subject to certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short. The Fund may invest up to 5% of its net assets in repurchase agreements.

Short-Term Corporate Debt Securities. Short-term corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(3) Commercial Paper

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

(4) Derivative Instruments

The following describes certain derivative instruments and products in which the Fund may invest and risks associated therewith. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, correlation risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements.

The Fund might not employ any of the strategies described below or be permitted by applicable law to do so, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

Futures Contracts and Options on Futures Contracts. To the extent permitted by applicable law or regulation, the Fund may purchase and sell futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. The Fund may invest in foreign currency futures contracts and options thereon (“options on futures”) that are traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Fund may purchase and sell futures contracts on various securities indices (“Index Futures”), including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities, and related options. Through the use of Index Futures and related options, the Fund may create economic exposure in its portfolio to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. The Fund may enter into futures contracts for the purchase or sale of fixed-income securities, equity securities or foreign currencies, and may also use options on securities or currency futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through major commodity brokers. As described below, the Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market, as a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. For example, when the Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

The Fund will ordinarily be able to close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant Index on the expiration day), with settlement made with the appropriate clearing house. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position, and the Fund would be obligated to meet margin requirements (as discussed below) until the position is closed. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases such instruments. Positions in Index Futures may be closed out by the Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The S&P 100 Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index value is $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index value is $182 on that future date, the Fund will lose $200 (100 units x loss of $2). Any transaction costs must also be included in these calculations.

A public market exists in futures contracts covering a number of Indices as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Fund may invest will be developed and traded in the future.

Interest Rate Futures Contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract. Interest rate futures contracts may be purchased on debt securities such as U.S. Treasury bills and bonds, Eurodollar instruments, U.S. Treasury notes and interest rate swaps.

The Fund may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by the Fund. The Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

The Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

The Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When the Fund purchases or sells a futures contract, the Fund is required to deposit with its futures commission merchant an amount of margin set by the clearing house on which the contract is cleared and the Fund’s futures commission merchant. This amount may be modified by the exchange or the futures commission merchant during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund may earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market” and is generally considered a settlement between the Fund and the exchange of the amount one would owe the other if the futures contract expired. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily NAV, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position, and the Fund would be obligated to meet margin requirements until the position is closed. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively hedge.

Limitations on Use of Futures and Options on Futures. The Fund may only enter into futures contracts and options on futures which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or in the case of options on futures, for which an established over-the-counter (“OTC”) option market exists. The Fund may utilize futures contracts and related options for any purpose, including for investment purposes and for “bona fide hedging” purposes (as such term is defined in applicable regulations of the U.S. Commodity Futures Trading Commission (the “CFTC”)), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. For instance, the Fund may invest to a significant degree in Index Futures on stock indices and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market.

When purchasing a futures contract, the Fund may segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Subadviser, in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract on the Fund’s records. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund may segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund may segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund may segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to segregate or earmark liquid assets in an amount equal to the Fund’s daily mark-to-market (i.e., net) obligation, if any (in other words, the Fund’s daily net liability, if any), rather than the full notional value of the futures contract. By segregating assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of the futures contract.

The CFTC has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. As of the date of this SAI, the Fund is operated by a person, the Investment Manager, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 thereunder (the “exclusion”) promulgated by the CFTC (with respect to the Fund). Accordingly, the Investment Manager (with respect to the Fund) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use any commodity interests and in the manner in which it holds out its use of such commodity interests. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to the Fund. The Investment Manager’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Risks Associated with Futures and Options on Futures. There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position. If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the future or option or to maintain cash or securities in a segregated account. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker or clearing house with whom the Fund has an open position in a futures contract or related option. See “Derivatives Counterparty Risk” below.

Forward Currency Contracts. The Fund may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

The Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, the Fund will set aside with its custodian or earmark securities considered to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

Forward currency contracts are not traded on regulated exchanges. When the Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction. See “Derivatives Counterparty Risk” below.

Options. The Fund may purchase and sell both put options and call options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The Fund can use both European-style and American-style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

The Fund may purchase call options for any purpose. For example, the Fund may purchase a call option as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security or instrument on a more limited risk basis than would be possible if the security or instrument itself were purchased. In the event of a decline in the price of the underlying security or instrument, use of this strategy would serve to limit the Fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security or instrument increases above the exercise price and the Fund either sells or exercises the option, any profit realized would be reduced by the premium. Any transaction costs must also be included in these calculations.

The Fund may purchase put options for any purpose. For example, the Fund may purchase a put option as a short hedge. The put option enables the Fund to sell the underlying security or instrument at the predetermined exercise price; thus the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security or instrument is lower than the exercise price of the put option, any profit the Fund realizes on the sale of the security or instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Fund may write call or put options for any purpose. For example, writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, the Fund may also suffer a loss as a result of writing options. For example, if the market price of the security or instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would suffer a loss. The Fund will segregate or earmark assets or otherwise “cover” written call or put options in accordance with applicable SEC guidelines.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged security or instrument would be offset to the extent of the premium received for writing the option. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the underlying security or instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will be affected by, among other things, the current market value of the underlying security or instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying security or instrument, the historical price volatility of the underlying security or instrument and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options. Options offer large amounts of leverage, which will result in the Fund’s NAV being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by the Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Additional risks related to options are discussed below (“Risks Related to OTC Options” and “Derivatives Counterparty Risk”).

Options on Indices. To the extent permitted by applicable law or regulation, the Fund may invest in options on indices, including broad-based security indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, futures contracts or other investments. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investments in options on indices may be greater than options on securities, futures contracts or other investments. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as those that underlie the index and, as a result, the Fund bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Risks Related to OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are generally considered illiquid by the SEC.

Foreign Currency Options. The Fund may use currency options, for example, to cross-hedge or to increase total return when the Subadviser anticipates that the currency will appreciate or depreciate in value. The Fund may additionally buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium paid for the put option. Any transaction costs must also be included in these calculations. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Listed options are third party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options differ from listed options in that they are bilateral contracts with strike prices, expiration dates and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Under definitions adopted by the CFTC and SEC, many foreign currency options are considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared, as discussed further in “Risks of Government Regulation of Derivatives” below.

Additional Risks of Futures Contracts, Options on Futures Contracts, Options on Securities and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and the Fund may look only to the broker with whom a position is held for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Subadviser to forecast interest rates and other economic factors correctly. If the Subadviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to risk of loss. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Certain of the Fund’s investments in derivative instruments may produce a difference between its book income and its taxable income. If such a difference arises, and the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid an entity-level tax. The Fund may be required to accrue and distribute imputed income from certain derivative investments on a current basis, even though the Fund does not receive the income currently. The Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce the Fund’s assets, increase its expense ratio and decrease its rate of return. For U.S. federal income tax information regarding derivative instruments, see “Certain U.S. Federal Income Tax Matters” below.

Swap Agreements. To the extent permitted by applicable law or regulation, the Fund may engage in swap transactions, including, but not limited to swap transactions on interest rates, security indices, specific securities and currency exchange rates.

The Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in a more cost-efficient manner.

Swap agreements include two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” such as the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index. The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund from the counterparty) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. The Fund may also “cover” swaps in accordance with applicable SEC guidelines. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party that is engaged in a securities related business if the net amount owed or to be received under existing contracts with that party, along with investments in other securities issued by such counterparty, would exceed 5% of the Fund’s assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on many factors, including the Subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Fund’s ability to use swap agreements.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven calendar days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses, and the Fund’s obligation under such agreement, together with other illiquid assets and securities, will not exceed 15% of the Fund’s net assets.

Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Transactions in some types of swaps (including certain interest rate swaps and credit default swaps) are required to be centrally cleared. In a transaction involving those swaps, the Fund’s counterparty is a clearing house rather than the original counterparty to the derivatives transaction (i.e., a bank or broker), so the Fund is subject to the credit risk of the clearing house and the member of the clearing house (“clearing member”) through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. See also “Derivatives Counterparty Risk” and “Risks of Government Regulation of Derivatives” below.

Many OTC derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV.

The Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The Fund will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If the Fund enters into an interest rate or currency swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

Derivatives Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to derivative contracts. There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument. If a counterparty becomes insolvent, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.

Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be centrally cleared. In a transaction involving such derivatives, the Fund’s counterparty is a clearing house so the Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. In addition, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Risks of Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. Rules and regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. In addition, starting January 1, 2023 federal position limits will apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, may must be aggregated for purposes of complying with speculative limits. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Investment Manager and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of the Investment Manager (acting in its capacity as investment manager of the Fund) may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits, the Investment Manager (acting in its capacity as investment manager of the Fund) believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

The regulation of swaps and futures transactions in the U.S., the European Union (“EU”) and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action.

Recent legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), have resulted in new regulation of derivatives, including clearing, margin, reporting, recordkeeping and registration requirements for certain types of swaps contracts and other derivatives. Because these requirements are relatively new and evolving, and certain of the rules are not yet final, their ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to the Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and the Fund may as a result be unable to execute its investment strategies in a manner the Subadviser might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. Rules adopted under the Dodd-Frank Act require certain OTC derivatives, including certain interest rate swaps and certain credit default swaps (and potentially other types of OTC derivatives in the future), to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. (See “Additional Risk Factors in Cleared Derivatives Transactions” below.) It is also unclear how the regulatory changes will affect counterparty risk.

Additionally, U.S. regulators, the EU and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. These rules impose minimum margin requirements on derivatives transactions between the Fund and its swap counterparties. They impose regulatory requirements on the timing of transferring margin. The Fund is already subject to variation margin requirements under such rules and may become subject to initial margin requirements under such rules in 2022. Such requirements could increase the amount of margin the Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.

Also, as noted above, in the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated. New special resolution regimes adopted in the United States, the EU and various other jurisdictions provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU, governmental authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

The SEC recently finalized new Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. Compliance with Rule 18f-4 to invest in derivatives and certain related instruments will not be required until approximately the middle of 2022. The new rule, among other things, limits derivatives exposure through one of two value-at-risk tests, requires funds to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and subjects funds to certain reporting requirements in respect of derivatives. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. As the Fund transitions into reliance on Rule 18f-4, the Fund’s approach to asset segregation and coverage requirements described in this SAI with respect to derivatives may be impacted.

Additional Risk Factors in Cleared Derivatives Transactions. Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of a clearing house and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Investment Manager or Subadviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If the Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

Segregated Accounts or Cover. The Fund will comply with SEC guidelines regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate or earmark on its books cash or other liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, the Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(5) Emerging Market Securities

Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors that is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of the Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries. These risks may be more severe than those experienced in non-emerging market countries. Emerging market securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund’s operations and the ability to obtain a judgment against an issuer in an emerging market country.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of institutional investors investing in these markets could significantly affect local securities prices and, therefore, the NAV of the Fund. All of these factors make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the NAV of the Fund’s shares to decline.

(6) Equity Investments

The Fund may invest in equity securities subject to any restrictions set forth in the Prospectus and this SAI. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the OTC market. More information on the various types of equity investments in which the Fund may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. The Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

The Fund may invest to a significant extent in small-capitalization companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are European receipts evidencing a similar arrangement. Non-Voting Depositary Receipts (“NVDRs”) are trading instruments issued by the Thai NVDR Company Limited, a subsidiary wholly owned by The Stock Exchange of Thailand (the “SET”), intended to stimulate trading activity in the Thai stock market. NVDRs are automatically regarded as listed securities in the SET. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in GDRs, ADRs and EDRs are not necessarily denominated in the same currency as the common stocks into which they may be converted. With respect to investments in NVDRs, investors will receive all financial benefits, e.g., dividends and right issues, as if they had invested in a company’s ordinary shares, except that NVDR holders do not have the voting rights associated with the shares.

Investing in depositary receipts presents risks not present to the same degree as investing in domestic securities even though the Fund will purchase, sell and be paid dividends on depositary receipts in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. The Fund may be required to pay foreign withholding or other taxes on certain of its depositary receipts. The Fund may not be eligible to elect or may not elect to permit United States shareholders to claim a credit or deduction for U.S. federal income tax purposes to the extent of any foreign income taxes paid by the Fund. In such case, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income. See “Certain U.S. Federal Income Tax Matters” below. Unsponsored depositary receipts are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored depositary receipts may be less liquid than sponsored depositary receipts. Additionally, there generally is less publicly available information with respect to unsponsored depositary receipts.

Initial Public Offerings (“IPOs”). The Fund may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion, if any, of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Secondary Offerings. The Fund may invest in secondary offerings. A secondary offering is a registered offering of a large block of a security that has been previously issued to the public. A secondary offering can occur when an investor sells to the public a large block of stock or other securities it has been holding in its portfolio. In a sale of this kind, all of the profits go to the seller rather than the issuer. Secondary offerings can also originate when the issuer issues new shares of its stock over and above those sold in its IPO, usually in order to raise additional capital. However, because an increase in the number of shares devalues those that have already been issued, many companies make a secondary offering only if their stock prices are high or they are in need of capital. Secondary offerings may have a magnified impact on the performance of the Fund with a small asset base. Secondary offering shares frequently are volatile in price. Therefore, the Fund may hold secondary offering shares for a very short period of time. This may increase the portfolio turnover rate of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

(7) Foreign Securities

The Fund may invest in foreign securities, subject to the limitations described below and any restrictions set out in the Fund’s Prospectus and this SAI. The Fund may invest in foreign issuers or in securities principally traded outside the United States, including emerging markets securities. The Fund may invest in securities of non-U.S. issuers directly or in the form of ADRs, EDRs, GDRs, NVDRs, or other securities representing underlying shares of foreign issuers, described under “Depositary Receipts” above.

Investment in securities of foreign entities, whether directly or indirectly in the form of ADRs, EDRs, GDRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible embargoes or economic sanctions on a country, sector or issuer, possible imposition of withholding or other taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of the Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s NAV and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund. The Fund may be required to liquidate other assets in order to make up the shortfall.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that the Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which the Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. Therefore, the Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment. Please see “Investment Company Securities” below for more information on the risks of investing in other investment companies.

The Fund’s interest and dividend income from or proceeds from the sale or other disposition of the securities of foreign issuers may be subject to non-U.S. withholding and other foreign taxes. The Fund also may be subject to taxes on trading profits in some countries. In addition, certain countries impose a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. The Fund may not be eligible to elect or may not elect to permit United States shareholders to claim a credit or deduction for U.S. federal income tax purposes to the extent of any foreign income taxes paid by the Fund. In such case, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income. See “Certain U.S. Federal Income Tax Matters” below.

The risks of foreign investing are of greater concern in the case of investments in emerging markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. See “Emerging Market Securities” above.

(8) Forward Commitments

The Fund may make contracts to purchase securities on a forward commitment basis for a fixed price at a future date beyond the customary settlement period for such securities (“forward commitments”) if the Fund segregates liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to the amount of the Fund’s commitments. Forward commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. The Fund may dispose of a commitment prior to settlement and may realize short-term capital gains or losses upon such disposition. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

(9) Illiquid Securities, Private Placements and Certain Unregistered Securities

The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. The Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. If the Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its NAV, and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities. Subject to these limitations, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if the Fund reasonably expects the investment cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. The price the Fund’s portfolio may pay for illiquid securities or receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

The SEC has adopted a liquidity risk management rule (the “Liquidity Rule”) that requires the Fund to establish a liquidity risk management program (the “LRMP”). The Trustees, including a majority of the Independent Trustees (defined infra), have designated the Investment Manager to administer the Fund’s LRMP and the Investment Manager has formed a Liquidity Risk Management Committee to which it has delegated responsibilities for the ongoing operation and management of the LRMP. Under the LRMP, the Investment Manager assesses, manages, and periodically reviews the Fund’s liquidity risk. The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The liquidity of the Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRMP. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to the Fund that there may not be a buyer for these securities at a price that the Fund believes represents the security’s value should the Fund wish to sell the security. If a security the Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(10) Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Fund has entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may not borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If the Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. The Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

The Fund may not lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. The Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When the Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(11) Investment Company Securities

The Fund may invest some portion of its assets in shares of other investment companies, including exchange-traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objectives of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Investment Manager and Subadviser will consider such fees in determining whether to invest in other investment companies. The Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund’s investments in a closed-end investment company may require the payment of a premium above the NAV of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies. In particular, the Fund’s investments in investment companies are limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). The Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, the Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes designed to streamline and enhance the regulatory framework for fund of funds arrangements. These regulatory changes may impact the Fund’s ability to invest in other investment companies or pooled investment vehicles.

The Fund may seek to invest in ETFs that have received an exemptive order from the SEC permitting investment by other funds in the ETFs in excess of the Limitation, provided that the Fund enters into and complies with the terms and conditions of an agreement with each ETF, and the Fund complies with the ETF’s exemptive order.

ETFs that are linked to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of investments underlying the applicable index and will incur certain expenses not incurred by their applicable index. Certain investments comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.

The market value of ETF shares may differ from their NAV per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

(12) Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(13) Securities Lending

The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s policies and restrictions. The Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment; however, the Fund’s securities lending agent has agreed to indemnify the Fund against loss on the investment of the cash collateral. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. While voting rights may pass with the loaned portfolio securities, to the extent possible, the loan will be recalled on a reasonable efforts basis and the securities voted by the Fund. The Bank of New York Mellon serves as the Fund’s securities lending agent.

(14) Special Purpose Acquisition Companies

The Fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

(15) United States Government Obligations

The Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

The Fund may invest in obligations issued by the agencies or instrumentalities of the U.S. Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA (described under “Mortgage Related Securities”), the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.    Such securities may involve increased risk, including loss of principal and interest, compared to government debt securities that are backed by the full faith and credit of the U.S. Treasury.

(16) Warrants and Rights

Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant or right is not exercised by the date of its expiration, the Fund would lose its entire investment in such warrant or right.

Additional Risks

Market Disruption and Geopolitical Risk

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak in 2020, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments.

The COVID-19 outbreak in 2020 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.

Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. At a referendum in June 2016, the United Kingdom (the “UK”) voted to leave the EU thereby initiating the British exit from the EU (commonly known as “Brexit”). In March 2017, the UK formally notified the European Council of the UK’s intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a multi-year period of negotiations regarding the terms of the UK’s exit from the EU, which formally occurred on January 31, 2020. A transition period is taking place following the UK’s exit where the UK remains subject to EU rules but has no role in the EU law-making process. During this transition period, UK and EU representatives are negotiating the precise terms of their future relationship. There is still considerable uncertainty relating to the potential consequences associated with the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. Brexit may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.

Many financial instruments use or may use a floating rate based on London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. The head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The transition away from or elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Fund that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and other assets or liabilities tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. SOFR is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities. SOFR is intended to serve as a reference rate for U.S. dollar-based debt and derivatives and ultimately reduce the markets’ dependence on LIBOR. Proposals for alternative reference rates for other currencies, such as the Sterling Overnight Interbank Average Rate in the U.S., have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity of investments impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Fund’s investments, performance or financial condition, and may expose the Fund to additional tax, accounting and regulatory risks. The elimination of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Fund’s overall financial condition or results of operations. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, as each country has recently imposed tariffs on the other country’s products. In January 2020, the U.S. and China signed a “Phase 1” trade agreement that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. Events such as these and their impact on the Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Investment Manager) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Investment Manager, the Subadviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Investment Manager has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund relies on third-party service providers for many of its day-to-day operations, and is subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. The Investment Manager does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Investment Manager or the Fund. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as in effect from time to time. Currently under the 1940 Act, a “diversified” fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. A fund that is non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Industry Concentration

The 1940 Act requires the Fund to state the extent, if any, to which it intends to concentrate investments in a particular industry. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The SEC staff has also taken the position that a policy relating to industry concentration does not apply to investments in “government securities” (as defined in the 1940 Act) or in tax-exempt securities issued by U.S. federal, state and municipal governments or political subdivisions of U.S. federal, state and municipal governments.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund:

(1)    May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(2)    May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(3)    May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(4)    May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(5)    May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(6)     May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(7)     May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

(8)     May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this SAI or the Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Fund.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio when the Fund believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. A higher degree of portfolio activity may increase brokerage costs to the Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Fund for the fiscal years ended December 31, 2019 and December 31, 2020 were as follows:

AMG GW&K Small Cap Value Fund*

Fiscal Year Ended	Portfolio Turnover Rate
December 31, 2019	20%
December 31, 2020	115%

*

The increase in the Fund’s portfolio turnover rate for the fiscal year ended December 31, 2020 compared with the fiscal year ended December 31, 2019 is attributable to the change in the Fund’s subadviser and principal investment strategies in December 2020.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of shareholders of the Fund. The Fund will disclose its portfolio holdings on a monthly basis on or about the 10th business day of the following month by posting this information on the Fund’s website. The Chief Compliance Officer of the Trust may designate an earlier or later date for public disclosure of the Fund’s portfolio holdings. In addition, the Fund (i) may disclose the top 10 portfolio holdings at any time following the disclosure of portfolio holdings, and (ii) may disclose statistical information regarding the Fund’s portfolio allocation characteristics on or about 10 business days after each month-end, or may disclose such information if it is derived from publicly available portfolio holdings, in each case, by posting the information on the Fund’s website. Non-public portfolio holdings may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of borrowing facilities, if (i) the Chief Compliance Officer of the Trust has made a determination that the disclosure of portfolio holdings information in the manner and at the time proposed is consistent with a legitimate business purpose of the Fund; and (ii) the recipient has been informed in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Trust has arrangements with the persons indicated below to make available information about the Fund’s portfolio securities. The Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in connection with the release of information relating to the Fund’s portfolio holdings.

The Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Fund: the Subadviser; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the custodian and securities lending agent (The Bank of New York Mellon); financial printer (Donnelley Financial Solutions); counsel to the Fund (Ropes & Gray LLP) or counsel to the independent trustees of the Fund (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadviser and the custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printer on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund provides portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants, fair valuation services and other service providers: Lipper, Inc., Morningstar, Inc., ICE Data Services, FactSet Research Systems Inc., Bloomberg L.P., Institutional Shareholder Services Inc., Davison, Dietsch & McCarthy, Inc., Seismic Professional Services, eVestment Alliance, LLC and HedgeMark Risk Analytics, LLC. The Fund may disclose non-public current portfolio holdings information to ICE Data Services on a monthly basis for valuation purposes, to FactSet Research Systems Inc. on a daily basis for portfolio holdings analysis, to Institutional Shareholder Services Inc. on a daily basis for proxy voting and class action processing purposes, to Davison, Dietsch & McCarthy, Inc. and Seismic Professional Services on a quarterly basis for services related to Fund marketing materials, to eVestment Alliance, LLC on a quarterly basis for services related to Fund marketing, and to HedgeMark Risk Analytics, LLC on a daily basis for liquidity classification services. The Fund also provides current portfolio holdings information to Lipper, Inc., Morningstar, Inc., Bloomberg L.P. and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

There is no stated term of office for Trustees. Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s organizational documents and the Board’s policy that a Trustee retire at the end of the calendar year in which the Trustee reaches the age of 75. The Chairman of the Board, the President, the Treasurer and the Secretary and such other Officers as the Trustees may in their discretion from time to time elect each hold office until his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each Officer holds office at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). Eric Rakowski serves as the Independent Chairman of the Board of Trustees.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Bruce B. Bingham Age: 72	Trustee since 2012	Partner, Hamilton Partners (real estate development firm) (1987-2020)	43	Director of The Yacktman Funds, Inc. (2 portfolios) (2000-2012)	Significant experience as a board member of mutual funds; business experience as a partner of a real estate development and investment firm; familiar with financial statements.

Kurt A. Keilhacker Age: 57	Trustee since 2013; Chairman of the Audit Committee since 2021	Managing Partner, TechFund Europe (2000-Present); Managing Partner, TechFund Capital (1997-Present); Managing Partner, Elementum Ventures (2013-Present); Director, MetricStory, Inc. (2017-Present); Trustee, Wheaton College (2018-Present); Trustee, Gordon College (2001-2016); Board Member, 6wind SA (2002-2019)	46	None	Significant board experience, including as a board member of private companies; significant experience as a managing member of private companies; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Steven J. Paggioli Age: 70	Trustee since 2004	Independent Consultant (2002-Present); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001)	43	Trustee, Professionally Managed Portfolios (28 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Muzinich BDC, Inc. (business development company) (2019-Present); Independent Director, Chase Investment Counsel (2008-2019)	Significant board experience, including as a board member of mutual funds; significant executive experience with several financial services firms; former service with financial service regulator; Audit Committee financial expert.

Richard F. Powers III Age: 75	Trustee since 2013	Adjunct Professor, U.S. Naval War College (2016-Present); Adjunct Professor, Boston College (2011-2015); President and CEO of Van Kampen Investments Inc. (1998-2003)	43	None	Significant experience as a director of a public company; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Eric Rakowski Age: 62	Trustee since 1999; Independent Chairman of the Board of Trustees since 2017; Chairman of the Governance Committee since 2017	Professor of Law, University of California at Berkeley School of Law (1990-Present)	46	Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (3 portfolios) (2002-2019); Trustee of Third Avenue Variable Trust (1 portfolio) (2002-2019)	Significant experience as a board member of mutual funds; former practicing attorney; currently professor of law.

Victoria L. Sassine Age: 55	Trustee since 2013	Adjunct Professor, Babson College (2007-Present); Director, Board of Directors, PRG Group (2017-Present); CEO, Founder, Scale Smarter Partners, LLC (2018-Present); Adviser, EVOFEM Biosciences (2019-Present); Chairperson, Board of Directors, Business Management Associates (2018-2019)	46	None	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant (inactive).

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Thomas R. Schneeweis Age: 73	Trustee since 2004	Professor Emeritus, University of Massachusetts (2013-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Co-Owner, Quantitative Investment Technologies (2014-Present); Co-Owner, Yes Wealth Management (2018-Present); Director, CAIA Foundation (2010-2019); Partner, S Capital Wealth Advisors (2015-2018); Partner, S Capital Management, LLC (2007-2015); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013)	43	None	Significant experience as a board member of mutual funds; formerly professor of finance; significant executive experience with several investment partnerships.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Christine C. Carsman Age: 68	Trustee since 2011	Senior Policy Advisor, Affiliated Managers Group, Inc. (2019-Present); Chair of the Board of Directors, AMG Funds plc (2015-2018); Director, AMG Funds plc (2010-2018); Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-2018); Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	46	Director of Harding, Loevner Funds, Inc. (9 portfolios)	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with the Investment Manager, and also may benefit from information provided by the Trust’s and the Investment Manager’s legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts, including the Fund’s independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Keitha L. Kinne Age: 62	Chief Operating Officer since 2007; President, Chief Executive Officer and Principal Executive Officer since 2018	Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); President and Principal, AMG Distributors, Inc. (2018-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); President, Chief Executive Officer and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2018-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President and Principal, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006)

Thomas G. Disbrow Age: 55	Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer since 2017	Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director— Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director—Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015)

Mark J. Duggan Age: 56	Secretary and Chief Legal Officer since 2015	Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Patrick J. Spellman Age: 47	Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer since 2019	Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Chief Compliance Officer, AMG Distributors, Inc. (2010-Present); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present); Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-2019); Anti-Money Laundering Officer, AMG Funds IV (2016-2019); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011)

John A. Starace Age: 50	Deputy Treasurer since 2017	Director, Mutual Fund Accounting, AMG Funds LLC (2017-Present); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP

Maureen A. Meredith Age: 35	Assistant Secretary since 2016	Vice President, Counsel, AMG Funds LLC (2019-Present); Director, Counsel, AMG Funds LLC (2017-2018); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Hector D. Roman Age: 43	Anti-Money Laundering Compliance Officer since 2019	Director, Legal and Compliance, AMG Funds LLC (2020-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present); Manager, Legal and Compliance, AMG Funds LLC (2017-2019); Director of Compliance, Morgan Stanley Investment Management (2015-2017); Senior Advisory, PricewaterhouseCoopers LLP (2014-2015); Risk Manager, Barclays Investment Bank (2008-2014)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2020	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies Beneficially Owned as of December 31, 2020
Independent Trustees:

Bruce B. Bingham	None	Over $100,000
Kurt A. Keilhacker	None	Over $100,000
Steven J. Paggioli	None	Over $100,000
Richard F. Powers III	None	None
Eric Rakowski	None	Over $100,000
Victoria L. Sassine	None	Over $100,000
Thomas R. Schneeweis	None	$50,001 – $100,000

Interested Trustee:

Christine C. Carsman	None	Over $100,000

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of AMG Funds (the “Board”) and the Board’s oversight of the Fund’s risk management process. The Board consists of eight Trustees, seven of whom are Independent Trustees. An Independent Trustee serves as Chairman of the Board. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below), each comprised of all of the Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Fund’s risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Fund and the Fund’s Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Fund’s Chief Compliance Officer, at which no members of management are present. In a separate executive session of the Independent Trustees and the Independent Trustees’ independent legal counsel, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

AMG Funds has retained AMG Funds LLC as the Fund’s investment adviser and administrator. The Investment Manager is responsible for the Fund’s overall administration and operations, including management of the risks that arise from the Fund’s investments and operations. Employees of the Investment Manager serve as several of the Fund’s officers, including the Fund’s President. The Board provides oversight of the services provided by the Investment Manager and the Fund’s officers, including their risk management activities. On an annual basis, the Fund’s Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review that is provided to the Board for review and discussion. The assessment includes a broad-based review of the risks inherent to the Fund, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Fund’s activities, including regarding the Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board receives periodic reports from the Fund’s Chief Legal Officer on the Investment Manager’s risk management activities. The Board also receives periodic reports from the Fund’s Chief Compliance Officer regarding the compliance of the Fund with federal and state securities laws and the Fund’s internal compliance policies and procedures. In addition, the Board receives periodic reports from the portfolio managers of the Fund’s Subadviser and the Investment Manager’s investment research team regarding the management of the Fund, including its investment risks. The Board also receives periodic reports from the Fund’s Chief Financial Officer, Chief Operating Officer, and other senior personnel of the Investment Manager regarding the Investment Manager’s general business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Kurt A. Keilhacker serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audits of the Fund, and pre-approves the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon the registered public accounting firm’s status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or recordkeeping issues of which the Audit Committee is aware that may affect the Trust, the Trust’s financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Board’s pricing oversight committee from time to time. The Audit Committee met two times during the fiscal year ended December 31, 2020.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Eric Rakowski serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board, including responsibility to make recommendations with respect to the following matters: (i) individuals to be appointed or nominated for election as Independent Trustees; (ii) the designation and responsibilities of the chairperson of the Board (who shall be an Independent Trustee) and Board committees, such other officers of the Board, if any, as the Governance Committee deems appropriate, and officers of the Fund; (iii) the compensation to be paid to Independent Trustees; and (iv) other matters the Governance Committee deems necessary or appropriate. The Governance Committee is also empowered to: (i) set any desired standards or qualifications for service as a Trustee; (ii) conduct self-evaluations of the performance of the Trustees and help facilitate the Board’s evaluation of the performance of the Board at least annually; (iii) oversee the selection of independent legal counsel to the Independent Trustees and review reports from independent legal counsel regarding potential conflicts of interest; and (iv) consider and evaluate any other matter the Governance Committee deems necessary or appropriate. It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. The Governance Committee met two times during the fiscal year ended December 31, 2020.

Trustees’ Compensation

For their services as Trustees of the Trust and other funds within the AMG Fund Complex for the fiscal year ended December 31, 2020, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Bruce B. Bingham	$3,498	$254,000
Edward J. Kaier (c) (d)	$3,702	$268,834
Kurt A. Keilhacker (e)	$3,510	$275,833
Steven J. Paggioli	$3,498	$254,000
Richard F. Powers III	$3,498	$254,000
Eric Rakowski (f)	$4,255	$334,000
Victoria L. Sassine	$3,498	$277,000
Thomas R. Schneeweis	$3,498	$254,000

Interested Trustee:
Christine C. Carsman	None	None

(a)	Compensation is calculated for the fiscal year ended December 31, 2020. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)

Total compensation includes compensation paid during the 12-month period ended December 31, 2020 for services as a Trustee to any fund currently in the AMG Fund Complex. As of December 31, 2020, each of Messrs. Bingham, Kaier, Paggioli, Powers and Schneeweis served as a trustee to 46 funds in the AMG Fund Complex and each of Messrs. Keilhacker and Rakowski and Mses. Sassine and Carsman served as a trustee or director to 49 funds in the AMG Fund Complex.

(c)	Mr. Kaier retired from the Board effective December 31, 2020.

(d)	Mr. Kaier received an additional $25,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.
(e)	Mr. Keilhacker has served as Audit Committee Chairman since January 1, 2021 and receives an additional $25,000 annually for serving as the Audit Committee Chairperson.
(f)	Mr. Rakowski receives an additional $55,000 annually for serving as the Independent Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 22, 2021, the following persons and/or entities owned beneficially or of record 5% or more of the outstanding shares of each class of the Fund.

Class N

Name and Address	Percentage Ownership
National Financial Services LLC	32.28%
For the Exclusive Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310-2010

Charles Schwab & Co. Inc.	17.93%
Special Custody Account for
Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4151

Hartford Life Insurance Co.	13.42%
Separate Account 1 Griffin Road North
Windsor, Connecticut 06095-1512

Pershing LLC	7.15%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class I

Name and Address	Percentage Ownership
National Financial Services LLC	15.49%
For the Exclusive Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310-2010

Charles Schwab & Co. Inc.	10.41%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Pershing LLC	5.38%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class Z

Name and Address	Percentage Ownership
BNYM I S Trust Co Cust Rollover IRA	34.16%
William M. Dutton 845 South Elm Street
Hinsdale, Illinois 60521-4511

Ascensus Trust Company FBO	24.97%
Affiliated Managers Group, Inc. 401(k)
P.O. Box 10758
Fargo, North Dakota 58106

Mark Odegard FBO	21.72%
Skyline Asset Management, L.P. 401(k) 120 South LaSalle Street
Chicago, Illinois 60603

Nabank & Co.	15.43%
P.O. Box 2180
Tulsa, Oklahoma 74101

*

Denotes persons or entities that owned 25% or more of the outstanding shares of beneficial interest of the Fund as of February 22, 2021, and therefore may be presumed to “control” the Fund under the 1940 Act. Except for these persons or entities, the Trust did not know of any person or entity who, as of February 22, 2021, “controlled” (within the meaning of the 1940 Act) the Fund. A person or entity that “controls” the Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Management Ownership

As of February 24, 2021, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadviser

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager’s principal address is One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as distributor of the Fund. The Distributor’s principal address is One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

The assets of the Fund are managed by a Subadviser selected by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager recommends Subadvisers for the Fund to the Trustees based upon continuing quantitative and qualitative evaluation of each Subadviser’s skills in managing assets subject to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a Subadviser, and the Investment Manager does not expect to make frequent changes of Subadvisers. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisers for individuals and institutional investors.

For its investment management services, the Investment Manager receives an investment management fee from the Fund. A portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. Because GW&K Investment Management, LLC (“GW&K”), is an affiliate of the Investment Manager, the Investment Manager indirectly benefits from the compensation received by the Subadviser.

The Subadviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objective, policies and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The Subadviser or an affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadviser participates. For underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory or other accounts which are unrelated in any manner to the Fund or the Investment Manager and its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund pursuant to an investment management agreement with the Trust (the “Investment Management Agreement”). The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with the Fund’s Subadviser (the “Subadvisory Agreement”).

The Investment Management Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Subadvisory Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance to the extent required by applicable law.

The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadviser on 60 days’ written notice to the other party.

The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•

developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•

determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Fund.

Under the Subadvisory Agreement, the Subadviser manages all of the Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objective, policies, and investment restrictions. The Subadvisers provide these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadviser to the Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadviser will be free to and expects to render investment advisory services to others.

In performing the functions set forth above and supervising the Subadvisers, the Investment Manager:

•

performs periodic detailed analysis and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance in respect of the Fund;

•

prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request;

•	reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board;

•	reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board;

•	performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

•

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement with the Subadviser and annual consideration of the Subadvisory Agreement thereafter;

•	prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board;

•

identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board;

•	designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

•	performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law.

The Fund pays all expenses not borne by the Investment Manager or Subadviser including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s Independent Trustees, 12b-1 fees, if any, all brokerage commissions, transfer taxes and transaction taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of the Fund’s shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadviser or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadviser to acquire for the Fund a position in any investment that any of the Subadviser’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of the Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadviser. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Investment Management Agreement relates. The Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement

The Trust may rely on an exemptive order from the SEC that permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with subadvisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90-day notification requirement discussed below) and approval by the Board of Trustees but without shareholder approval, to hire new subadvisers for the Fund, change the terms of the subadvisory agreement for a subadviser, or continue the employment of a subadviser after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of a subadviser. In addition, subject to approval by the SEC of an amendment to the exemptive order, the Fund may disclose fees paid to subadvisers on an aggregate, rather than individual, basis. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of the Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a subadviser to the Fund without approval of the Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.

Compensation of the Investment Manager and the Subadviser

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, at the annual rates included in the table below, which is computed daily as a percentage of the value of the average daily net assets of the Fund and may be paid monthly.

Fund	Investment Management Fee
AMG GW&K Small Cap Value Fund	0.70%

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadviser a portion of the investment management fee (net of all mutually agreed-upon fee waivers and reimbursements) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that the Subadviser manages. The fee paid to the Subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the Fund’s expenses.

The Subadviser has agreed to reimburse the Investment Manager for certain fees and expenses incurred by the Investment Manager or Distributor on behalf of the Fund, by the Investment Manager, or by the Distributor, which may include, but are not limited to, administration fees, shareholder servicing fees and distribution-related expenses.

Investment Management Fees Paid by the Fund. Investment management fees paid to the Investment Manager by the Fund for advisory services for the fiscal years ended December 31, 2018, December 31, 2019 and December 31, 2020 are as follows. The Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary waiver or reimbursement by the Investment Manager may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager. The amounts shown reflect, in part, the Fund’s previous investment management fee of 0.73%.

Fund	Total	Waived/Reimbursed*	Net
AMG GW&K Small Cap Value Fund
Fiscal Year Ended December 31, 2020	$2,541,225	$0	$2,541,225
Fiscal Year Ended December 31, 2019	$4,179,594	$0	$4,179,594
Fiscal Year Ended December 31, 2018	$8,544,648	$0	$8,544,648

*

As further described under “Purchase, Redemption and Pricing of Shares—Exchange of Shares” below, an investor may exchange shares of the Fund through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment adviser, respectively, that provide for a cash payment to the Investment Manager that compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services. The Investment Manager has voluntarily agreed to waive or reimburse a portion of its management fee in the amount of the cash payments it receives under these agreements, amounts which are reflected in the table as amounts waived/reimbursed. Any such voluntary waiver or reimbursement is not recoverable by the Investment Manager from the Fund under the expense limitations described under “Expense Limitations” below. See “Purchase, Redemption and Pricing of Shares—Exchange of Shares” below for more information on the JPMorgan Fund and the Service Agreement and Supplemental Payment Agreement.

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to the Subadviser for subadvisory services with respect to the Fund for the fiscal years ended December 31, 2018, December 31, 2019 and December 31, 2020 are as follows. The Subadviser may voluntarily agree to waive or reimburse a portion of its subadvisory fee from time to time. Any voluntary waiver or reimbursement by the Subadviser may be terminated or reduced in amount at any time and solely in the discretion of the Subadviser.

AMG GW&K Small Cap Value Fund*
Fiscal Year Ended December 31, 2020	$2,004,868
Fiscal Year Ended December 31, 2019	$3,549,792
Fiscal Year Ended December 31, 2018	$7,257,098

*	Reflects subadvisory fees paid by the Investment Manager to the Fund’s former subadviser for periods prior to the hiring of GW&K on December 4, 2020.

Expense Limitations

From time to time, the Investment Manager may agree to limit the Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from the Fund and/or pay or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or pay or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Investment Manager or Subadviser of all or a portion of the fees it would otherwise be entitled to receive from the Fund, or attempting to make the Fund’s performance more competitive as compared to similar funds. The tables below and, if applicable, the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of the Prospectus reflect the impact of the Fund’s contractual expense limitations, if any, in effect during the periods shown. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover such amounts from the Fund provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the Prospectus) to exceed either (i) the expense limitation in effect at the time such amounts were paid, waived or reimbursed, or (ii) the expense limitation in effect at the time of such repayment by the Fund. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective.

All fees waived and/or expenses reimbursed to (or repayments by) the Fund for the fiscal years ended December 31, 2018, December 31, 2019 and December 31, 2020 are as follows:

AMG GW&K Small Cap Value Fund
Fiscal Year Ended December 31, 2020	$144,468
Fiscal Year Ended December 31, 2019	$165,098
Fiscal Year Ended December 31, 2018	$147,194

The Investment Manager also serves as the administrator to the Fund and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services” below.

Portfolio Managers of the Fund

Unless indicated otherwise, all information below is as of December 31, 2020.

GW&K has served as Subadviser to the Fund since December 2020. AMG has a majority ownership and controlling interest in GW&K that it acquired from The Bank of New York Mellon (“BNY”) on October 1, 2008. As of December 31, 2020, GW&K’s assets under management were approximately $51.432 billion.

Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Jeffrey O. Whitney, CFA
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	39	$21	None	$0

Portfolio Manager: Daniel L. Miller, CFA
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	7	$1,937	None	$0
Other Pooled Investment Vehicles	8	$1,506	None	$0
Other Accounts	4,870	$5,455	1	$137

Potential Material Conflicts of Interest

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

Portfolio Manager Compensation

Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns) Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

Portfolio Managers’ Ownership of Fund Shares

Mr. Whitney:	None
Mr. Miller:	None

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with GW&K’s proxy voting policies and procedures, which are attached to this SAI as Appendix A. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve months ended June 30 is available: (i) without charge, upon request, by calling (800) 548-4539; and (ii) on the SEC’s website at www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, the Distributor and the Subadviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services

Effective October 1, 2016, the Investment Manager entered into an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Fund. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Fund and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Fund. For providing these services, the Fund pays the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

Fees paid under the Fund Administration Agreement by the Fund for the fiscal years ended December 31, 2018, December 31, 2019 and December 31, 2020 are as follows.

AMG GW&K Small Cap Value Fund
Fiscal Year Ended December 31, 2020	$523,827
Fiscal Year Ended December 31, 2019	$858,821
Fiscal Year Ended December 31, 2018	$1,755,750

Distribution Arrangements

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangements discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the

Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed-upon between the Distributor and the Investment Manager from time to time. The Distributor is not obligated to sell any specific amount of shares of the Fund. All shares and classes of the Fund are sold without a front end or contingent deferred sales load and are not subject to the expenses of any Rule 12b-1 distribution and service plan.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

With respect to sales of shares of the Fund, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Certain programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 111 Sander Creek Parkway 2nd Floor, East Syracuse, New York 13057, is the custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due to the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 (the “Transfer Agent”), is the transfer agent for the Fund and also serves as the dividend disbursing agent for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

Securities Lending

The Board of Trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, the Trust has retained The Bank of New York Mellon to serve as its securities lending agent.

For the fiscal year ended December 31, 2020, the income earned by the Fund as well as the fees and/or compensation paid by the Fund (in dollars) pursuant to the Securities Lending Authorization Agreement between the Trust and The Bank of New York Mellon with respect to the Fund were as follows.

AMG GW&K Small Cap Value Fund
Gross income earned by the Fund from securities lending activities	$56,244.88

Fees and/or compensation paid by the Fund for securities lending activities and related services

• Fees paid to The Bank of New York Mellon from a revenue split	$6,097.80

• Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$0.00

• Administrative fees not included in a revenue split	$0.00

• Indemnification fees not included in a revenue split	$0.00

• Rebate (paid to borrower)	$15,576.83

Aggregate fees/compensation paid by the Fund for securities lending activities	$21,674.63

Net income from securities lending activities	$34,570.25

For the fiscal year ended December 31, 2020, The Bank of New York Mellon, acting as agent of the Fund, provided the following services to the Fund in connection with the Fund’s securities lending activities: (i) locating borrowers; (ii) monitoring daily the value of the loaned securities and collateral; (iii) seeking additional collateral as necessary from borrowers, and returning collateral to borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (v) negotiating loan terms, including, but not limited to, the amount of any loan premium; (vi) selecting securities to be loaned; (vii) recordkeeping and account servicing; (viii) carrying out instructions of clients with respect to dividend activity and material proxy votes; and (ix) arranging for return of loaned securities to the Fund at loan termination.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadviser places all orders for the purchase and sale of securities that are held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadviser to seek to obtain best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadviser is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadviser. The Fund may purchase and sell portfolio securities through brokers who provide the Subadviser with research services. Brokerage commissions may be used for the general benefit of all other clients of the Subadviser where legally and contractually permissible.

The revised EU Markets in Financial Instruments Directive (“MiFID II”), which became effective January 3, 2018, requires EU investment managers in the scope of the EU Markets in Financial Instruments Directive to pay for research services from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. MiFID II’s research requirements present various compliance and operational considerations for investment advisers and broker-dealers serving clients in both the United States and the EU. It is possible that a subadviser subject to MiFID II will cause a fund to pay for research services with soft dollars in circumstances where the subadviser is prohibited from causing its other client accounts to do so, including where the subadviser aggregates trades on behalf of the fund and those other client accounts. In such situations, the fund would bear the additional amounts for the research services and the fund’s subadviser’s other client accounts would not, although the subadviser’s other client accounts might nonetheless benefit from those research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadviser.

The fees of the Subadviser are not reduced by reason of its receipt, if any, of such brokerage and research services. Generally, the Subadviser does not provide any services to the Fund except portfolio investment management and related recordkeeping services. The Investment Manager may request that the Subadviser employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

Aggregate brokerage commissions paid by the Fund for the fiscal years ended December 31, 2018, December 31, 2019 and December 31, 2020 are as follows:

AMG GW&K Small Cap Value Fund
Fiscal Year Ended December 31, 2020	$523,579
Fiscal Year Ended December 31, 2019	$789,519
Fiscal Year Ended December 31, 2018	$888,199

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadviser may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadviser.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Fund or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the Fund’s current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

The Investment Manager, the Subadviser, and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

Certain investors may purchase or sell the Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at the Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Fund may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York time at the address listed in the Fund’s current Prospectus on any day that the NYSE is open for business will receive the NAV computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day’s offering price, provided that the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of the Trust, AMG Funds I, AMG Funds II, AMG Funds III or AMG Funds IV, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the NAV determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day, provided that the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the NAV determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the Fund’s current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. The Trust reserves the right to redeem a shareholder account if its value (i) falls below $500 for Class N shares, $25,000 for Class I shares or $50,000 for Class Z shares due to redemptions the shareholder makes; or (ii) is below $100, but, in each case, not until after the Fund gives the shareholder at least 60 days’ notice and the opportunity to increase the account balance to the minimum account balance amount. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

The Fund may pay all or a portion of redemption proceeds with a distribution in kind of its portfolio securities, in lieu of cash, in conformity with applicable law, when such payment is in the best interest of the Fund. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash and the assets will be subject to market and other risks until they are sold. The method of valuing portfolio securities is described under “Net Asset Value” below, and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

The Fund or the Transfer Agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the account of a “Specified Adult” (as that term is defined in FINRA Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.

Exchange of Shares

As described in the Prospectus, an investor may exchange shares of the Fund for shares of the same class of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, an investor also may exchange shares of the Fund through the Investment Manager for shares in the Agency share class of the JPMorgan Fund (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange out of the Fund through the Investment Manager. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to U.S. federal income tax may recognize capital gains or losses on the exchange for U.S. federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment adviser, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily NAV of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the sale, redemption or exchange of the Fund’s shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the Internal Revenue Service (the “IRS”) with cost basis and certain other related tax information about the Fund’s shares you redeemed or exchanged. See the Fund’s current Prospectus for more information.

Net Asset Value

The Fund computes its NAV for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of the Fund is equal to the value of the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the OTC market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price as of the close of the regular trading hours of the primary market or the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities. In addition, if a foreign exchange or market is closed on a day when the NYSE is open, the value of a security that is traded in the affected foreign exchange or market is the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities, if available, or the last value assigned to the security on the immediately preceding valuation date (unless such value is deemed to be unreliable). Unless a foreign equity security is valued in accordance with the Trust’s procedures for fair valuation of foreign securities, a foreign equity security for which there are no reported sales on the valuation date may be valued at the last quoted bid price or the exchange mean price. Fixed-income securities purchased with a remaining maturity exceeding 60 days are valued at the mean between the evaluated bid and ask prices (the “evaluated mean price”) or evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. In addition, foreign fixed-income securities purchased with a remaining maturity exceeding 60 days may be valued in accordance with the Trust’s procedures for fair valuation of foreign securities. Fixed-income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. With respect to foreign equity securities and foreign fixed-income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level. Notwithstanding the foregoing, foreign currency exchange contracts, subscription stock rights and other redeemable securities with predetermined values, shares of open-end registered investment companies (excluding ETFs), foreign currencies, IPOs, financial derivatives, and securities halted or delisted due to a corporate action will be valued in accordance with the Fund’s valuation procedures adopted from time to time. The Fund’s portfolio instruments are generally valued using independent pricing services approved by the Board. In the event that the market quotation, price or market based valuation for a portfolio instrument is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances, the portfolio instrument may be valued at fair value, as determined in good faith and pursuant to procedures established by and under the general supervision of the Board. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of the Fund’s shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in its Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN U.S. FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-advantaged retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

U.S. Federal Income Taxation of the Fund—in General

The Fund has elected (or intends to elect) to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to qualify as such and to be so treated, the Fund must, among other things:

(a)     derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b)    invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c)     distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as Qualifying Income to the Fund only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in paragraph (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in paragraph (b) above.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income the Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of the Fund as a regulated investment company.

If the Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes in a timely manner to shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any taxable year, or if the Fund were otherwise to fail to qualify for treatment as a regulated investment company for such taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, all distributions by the Fund, including distributions of net tax-exempt income, if any, and net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions might be eligible for treatment as “qualified dividend income” for individuals and for the “dividends-received deduction” for corporate shareholders, in each case as described below. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, the Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 of that year, if the Fund is eligible to make and makes the election described above) generally are treated as arising on January 1 of the following calendar year; in the case of a fund with a December 31 year end that is eligible to make and makes the election described above, no such gains or losses will be so treated. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by the Fund to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make sufficient distributions to avoid the imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. If the Fund incurs or has incurred net capital losses, those losses will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character.

Taxation of the Fund’s Investments

Certain Debt Obligations; Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as having original issue discount (“OID”). OID is, very generally, the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by the Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income, if any, required to be distributed to shareholders as described above, whether or not cash on the debt obligation is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest (as potentially reduced by any amortizable bond premium—see below).

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Generally, the Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

Pay-in-kind bonds also will give rise to income which is required to be distributed and is taxable even though the Fund holding the obligation receives no interest payment in cash on the obligation during the year.

If the Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by selling of portfolio obligations including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (see “Federal Income Taxation of Shareholders” below) than if the Fund had not held such obligations.

Securities Issued or Purchased at a Premium. Very generally, where the Fund purchases a bond at a price that exceeds the stated principal amount (or revised issue price)—that is, at a premium—the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without the consent of the IRS, the Fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond (or the upward basis adjustment attributable to any OID) by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct, against stated interest from other bonds, any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortizable premium.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high-yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction (described below). In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the corporate dividends-received deduction (described below) to the extent attributable to the deemed dividend portion of such accrued interest.

REITs. Any investment by the Fund in equity securities of REITs qualifying as real estate investment trusts under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Federal Income Taxation of Shareholders,” below).

Distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Options, Futures, Foreign Currencies, Forward Contracts, Swap Agreements, and Other Derivatives. The Fund’s use of options contracts, futures contracts, foreign currency forward contracts, swap agreements and other derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to sell other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives might also affect the amount, timing, or character of the Fund’s distributions. The character of the Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification and eligibility for treatment as a regulated investment company and avoid a Fund-level tax.

Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, forward contracts, swaps, credit default swaps, short sales, securities loans or other similar transactions, and foreign securities. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund, if any, in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain positions entered into by the Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character (See “Foreign Currency Transactions and Hedging” below). Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. In addition, the tax treatment of a payment made or received on a swap contract held by the Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts, and swaps undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expenses) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions. The consequences to the Fund of certain transactions under the straddle rules remain unclear.

Foreign Currency Transactions and Hedging. Any transaction by the Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, the Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book-Tax Differences. Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any) the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. In the alternative, if the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Repurchase Agreements and Securities Loans. Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders, in each case as described below. In addition, withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund were otherwise to meet the requirements described in “Foreign Taxes,” below.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could subject the Fund to a U.S. federal income tax or other charge (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to the Fund’s shareholders. However, in certain circumstances, the Fund may avoid this tax treatment by electing to treat the PFIC as a “qualified electing fund” (i.e., make a “QEF” election), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may elect to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold (and repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to sell other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If the Fund indirectly invests in PFICs by virtue of the Fund’s investment in underlying U.S. funds, it may not make such elections; rather, the underlying U.S. funds directly investing in PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” See “Federal Income Taxation of Shareholders,” below.

Investments in Other RICs. The Fund’s investments in shares of other mutual funds, ETFs or other companies that are treated as regulated investment companies (each, an “underlying RIC”), as well as certain investments in REITs, can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If the Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If the Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC. Qualified dividend income and the dividends-received deduction are described below.

Taxation of Certain Investments. Including as described above, certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (as defined below) than if the Fund had not held such investments. The character of the Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Foreign Taxes. Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. This will decrease the Fund’s yield on securities subject to such taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance because the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the Fund’s assets at the end of its taxable year consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their U.S. federal income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

If the Fund is not eligible to or does not make the above election, the Fund’s taxable income will be reduced by the foreign taxes paid or withheld, and shareholders will not be entitled separately to claim a credit or deduction with respect to such taxes. Shareholders are advised to consult their own tax advisors with respect to the treatment of foreign source income and foreign taxes under the U.S. federal income tax laws.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income other than exempt-interest dividends (defined below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Treasury Regulations impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income, if any, and may distribute its net capital gain. Taxable income that is retained by the Fund will be subject to tax at the Fund level at regular corporate rates. The Fund may also retain for investment its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by the Fund will result in a reduction in the fair market value of the Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of the Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

“Qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC. Distributions received by the Fund from REITs generally will not constitute qualified dividend income.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Fund to shareholders that are corporations (other than S corporations) may be eligible for the dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by the Fund from PFICs and REITs will not qualify for the corporate dividends-received deduction. A dividend received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces a shareholder’s tax basis in the Fund’s shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its Fund shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of those shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of shares of the Fund will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or redemption of shares of the Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide a shareholder and the IRS with cost basis and certain other related tax information about the Fund shares the shareholder sold, exchanged or redeemed. See the Prospectus for more information.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company, such as the Fund, that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October of 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other disqualified organization shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

Foreign Shareholders

Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the Fund invests in a regulated investment company that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A RIC that holds, directly or indirectly, significant interests in REITS may be a USRPHC. Interests in domestically controlled QIEs, including REITs and regulated investment companies that are QIEs, not-greater-than- 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a QIE, under a special “look through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

The Fund generally does not expect that it will be a QIE.

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

Foreign shareholders with respect to whom income from the Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of the Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends, and interest-related dividends).

Prospective investors are urged to consult their tax advisors regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

State and Local Taxes

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, the Fund may be subject to state and/or local taxes in other jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Fund.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISER ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Amended and Restated Agreement and Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust (the “By-Laws”) are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund. Nothing in the Declaration of Trust shall protect any Trustee from any liability that arises from his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee. The Declaration of Trust also provides that all third persons shall look solely to the assets of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated and except with respect to any matter as to which a Trustee or officer, including a person who serves at the Trust’s request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”) shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, the Trust’s Declaration of Trust provides that a Covered Person is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may, without shareholder approval, divide the shares of any series of the Trust into one or more classes and combine the shares of two or more classes of any series into a single class. The Trustees have authorized the issuance of three classes of shares of the Fund—Class N, Class I and Class Z shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value) of one or more series and to divide or combine the shares of any series or class, if applicable, into a greater or lesser number without changing the proportionate beneficial interest in the series or class. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion rights. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each whole share held of the Fund (or a class thereof) (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund (or a class thereof) shall be entitled to vote.

Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative in the election of Trustees so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required or permitted by either the 1940 Act or by the Trust’s Declaration of Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Conduct of the Trust’s Business

Forum for Adjudication of Disputes. The By-Laws provide that unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any action or proceeding brought on behalf of the Trust or the shareholders, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, or other agent of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Massachusetts Business Corporation Act or the Declaration of Trust or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws or any agreement contemplated by any provision of the 1940 Act, the Declaration of Trust or the By-Laws, or (v) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the Commonwealth of Massachusetts (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than in a federal or state court sitting within the Commonwealth of Massachusetts (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the Commonwealth of Massachusetts in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be (i) deemed to have notice of and consented to the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forum referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders. The By-Laws contain provisions regarding derivative and direct claims of shareholders. As used in the By-Laws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under Article 11 of the By-Laws, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, are considered a “derivative” claim as used in the By-Laws.

A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. The Trustees shall consider such demand within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or any series or class of shares, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an “interested person” (as that term is defined in the 1940 Act) will be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

A shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. The Trustees shall consider such request within 90 days after its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims.

Additional Information

This SAI and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Trust’s Registration Statement, including the Exhibits filed therewith, may be examined on the SEC’s website at www.sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Trust’s Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this SAI, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended December 31, 2020 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, from the Fund’s Annual Report for the fiscal year ended December 31, 2020, are incorporated by reference into this SAI (meaning such documents are legally a part of this SAI) and are on file with the Securities and Exchange Commission. The Fund’s Annual and Semi-Annual Reports are available without charge, upon request, by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.amgfunds.com or the SEC’s website at www.sec.gov.

APPENDIX A

GW&K INVESTMENT MANAGEMENT, LLC	PROXY

VOTING POLICIES AND PROCEDURES

December 2020

INTRODUCTION

As a SEC-registered investment adviser and fiduciary to its clients, GW&K Investment Management, LLC (“GW&K”) has implemented its Proxy Voting Policy to establish internal controls and procedures governing the firm’s review and voting of proxies on behalf of client accounts. To assist in the process, GW&K leverages recognized third party service providers to facilitate the firm’s proxy voting process.

I. Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co. (“Glass Lewis”), an independent third-party service provider, which provides recommendations on ballot items for securities held in client accounts. Proxies are voted on behalf of GW&K’s clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to Glass Lewis guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to act as proxy voting agent and to provide proxy voting services, including:

1)	Conduct in-depth proxy research;

2)	Process and vote proxies in connection with securities held by GW&K’s clients;

3)	Maintain appropriate records of proxy statements, research, and recommendations;

4)	Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;

5)	Complete other proxy related administrative functions.

II. Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

1)	Annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

2)	Annually review Glass Lewis’s proxy voting guidelines to ensure they are appropriately designed to meet the best interests of GW&K clients;

3)	Provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

4)	Conduct regular reconciliations with client’s custodian banks to confirm the appropriate number of votes cast on behalf of clients when GW&K has been delegated proxy voting authority;

5)	Conduct a periodic review, no less often than annually, of proxy voting records to ensure that proxies are voted in accordance with adopted guidelines; and

6)	Annually review proxy voting records to ensure that records of proxy statements, research, recommendations, and proxy votes are properly maintained by its proxy voting agent.

III. Conflicts of Interest

In adopting Glass Lewis’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge and/or Glass Lewis has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge and/or Glass Lewis is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K’s Proxy Committee will provide the voting recommendation after discussion with applicable GW&K Portfolio Managers and a review of the measures involved. Similarly, in instances where GW&K becomes aware of a potential conflict of interest pertaining to a proxy vote for a security held in the client’s account, or where a client otherwise makes a request pertaining a specific proxy vote, GW&K’s Portfolio Management will provide the voting recommendation after reviewing relevant facts and circumstances.

Voting of Measures Outside of or Contrary to Glass Lewis & Co. Recommendations

In instances when a proxy ballot item does not fall within the Glass Lewis guidelines or where GW&K determines that voting in accordance with the Glass Lewis recommendation is not advisable or consistent with GW&K’s fiduciary duty, GW&K’s portfolio managers, with the support of GW&K’s Legal & Compliance team and other personnel, will review the relevant facts and circumstances and determine how to vote the particular proxy ballot item.

IV. Disclosure

Clients may obtain Glass Lewis’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management, LLC

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

V. Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

1)	These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;

2)	Proxy statements, research, recommendations, and records of each vote;

3)	Client written requests for proxy voting information and applicable responses by GW&K.

VI. Oversight and Documentation

Proxy Committee

GW&K has established a Proxy Voting Committee to oversee the firm’s proxy voting process, including the firm’s Proxy Voting Policy, the firm’s service providers and the proxy voting guidelines. In addition, the Committee would address any potential conflicts of interest that are identified by GW&K with respect to voting any specific proxy ballot item. The Committee is comprised of GW&K’s Chief Compliance Officer, General Counsel, managers of GW&K’s Investment Operations and Client Services Departments, members of the Legal & Compliance Team, as well as certain GW&K Portfolio Managers. The Committee meets annually, and more frequently as needed.

GW&K’s Legal & Compliance Department is responsible for periodically assessing firm compliance with this policy and the effectiveness of its implementation.

FORM N-14

PART C. OTHER INFORMATION

To the Registration Statement of AMG Funds

(the “Registrant” or the “Trust”)

Item 15.	Indemnification.

Under Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”), against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Covered Person or by reason of his or her being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the disinterested Trustees and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with AMG Distributors, Inc., and any amendments thereto, incorporated herein by reference to Exhibits 7(a), 7(b), 7(c), 7(d) and 7(e) and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 16.	Exhibits.

Exhibit No	Description

1(a)	Amended and Restated Agreement and Declaration of Trust dated December 13, 2013. (ix)

1(b)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 21, 2014. (x)

Item 16.	Exhibits.

Exhibit No	Description

1(c)	Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust dated September 17, 2020 is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-249460 (filed October 13, 2020).

2	By-Laws of the Trust are incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-254611 (filed March 23, 2021).

3	Not applicable.

4	Agreement and Plan of Reorganization between AMG Funds IV and AMG Funds is incorporated by reference to Appendix A to the Proxy Statement/Prospectus filed as Part A to this registration statement on Form N-14.

5	(i) Articles III and V, Sections 2, 4 and 5 of Article VIII, and Sections 1, 4, 5 and 8 of Article IX of the Amended and Restated Agreement and Declaration of Trust dated December 13, 2013, incorporated by reference herein as Exhibit 1.a; and (ii) Articles 10, 11, 12 and 13 of the By-Laws of the Trust, incorporated by reference herein as Exhibit 2.

6(a)	Investment Management Agreement between the Registrant and AMG Funds LLC (formerly Managers Investment Group LLC, which was formerly The Managers Funds LLC), dated as of October 19, 1999. (i)

6(b)	Amendment No. 1 to the Investment Management Agreement between the Registrant and AMG Funds LLC, dated as of July 1, 2015. (xx)

6(c)	Form of Amendment No. 2 to the Investment Management Agreement between the Registrant and AMG Funds LLC, dated as of October 1, 2016. (xvi)

6(d)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small/Mid Cap Fund (formerly AMG GW&K Small Cap Growth Fund). (xx)

6(e)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Small Cap Growth Fund (formerly TimesSquare Small Cap Growth Fund). (viii)

6(f)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Mid Cap Growth Fund (formerly TimesSquare Mid Cap Growth Fund). (viii)

6(g)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to each of AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare Small Cap Growth Fund. (xxii)

6(h)	Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to each of AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund. (ii)

6(i)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare Small Cap Growth Fund. (xx)

6(j)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare Mid Cap Growth Fund. (xx)

2

Item 16.	Exhibits.

Exhibit No	Description

6(k)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare Mid Cap Growth Fund. (xxii)

6(l)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare Small Cap Growth Fund. (xxii)

6(m)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund, which was formerly Skyline Special Equities Portfolio) is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

6(n)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Value Fund. (xxix)

6(o)	Form of Interim Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small Cap Value Fund. (xxix)

6(p)	Form of Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small Cap Value Fund . (xxxi)

6(q)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC relating to the AMG GW&K Small Cap Core Fund (formerly GW&K Small Cap Equity Fund) and AMG GW&K Municipal Enhanced Yield Fund (formerly GW&K Municipal Enhanced Yield Fund) is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

6(r)	Form of Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC (formerly Gannett Welsh & Kotler, LLC) relating to the AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

6(s)	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund. (xx)

6(t)	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund. (xx)

6(u)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Bond Fund (formerly GW&K Municipal Bond Fund) and the AMG Renaissance Large Cap Growth Fund (formerly Renaissance Large Cap Growth Fund). (iv)

6(v)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Renaissance Large Cap Growth Fund. (xxi)

6(w)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to the AMG GW&K Municipal Bond Fund. (iv)

6(x)	Form of Subadvisory Agreement between AMG Funds LLC and The Renaissance Group LLC with respect to the AMG Renaissance Large Cap Growth Fund. (iv)

3

Item 16.	Exhibits.

Exhibit No	Description

6(y)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Emerging Markets Equity Fund (formerly AMG GW&K Trilogy Emerging Markets Equity Fund, which was formerly AMG Trilogy Emerging Markets Equity Fund, which was formerly Trilogy Emerging Markets Equity Fund). (v)

6(z)	Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Emerging Markets Equity Fund . (xxviii)

6(aa)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) and AMG Yacktman Fund (formerly Yacktman Fund). (vii)

6(bb)	Form of Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (vii)

6(cc)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxi)

6(dd)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare International Small Cap Fund (formerly TimesSquare International Small Cap Fund). (viii)

6(ee)	Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare International Small Cap Fund. (viii)

6(ff)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare International Small Cap Fund. (xx)

6(gg)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Special Opportunities Fund. (xi)

6(hh)	Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Special Opportunities Fund. (xi)

6(ii)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Special Opportunities Fund. (xxi)

6(jj)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Emerging Wealth Equity Fund (formerly AMG GW&K Trilogy Emerging Wealth Equity Fund, which was formerly AMG Trilogy Emerging Wealth Equity Fund). (xii)

6(kk)	Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Emerging Wealth Equity Fund . (xxviii)

6(ll)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small/Mid Cap Fund. (xiii)

6(mm)	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small/Mid Cap Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-249460 (filed October 13, 2020).

6(nn)	Form of Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small/Mid Cap Fund . (xiii)

4

Item 16.	Exhibits.

Exhibit No	Description

6(oo)	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small/Mid Cap Fund. (xx)

6(pp)	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small/Mid Cap Fund. (xx)

6(qq)	Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small/Mid Cap Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-249460 (filed October 13, 2020).

6(rr)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Emerging Markets Small Cap Fund. (xvii)

6(ss)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare Emerging Markets Small Cap Fund. (xvii)

6(tt)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Focused Fund – Security Selection Only. (xix)

6(uu)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Focused Fund – Security Selection Only. (xix)

6(vv)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Global Small Cap Fund. (xxiii)

6(ww)	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare Global Small Cap Fund. (xxiii)

7(a)	Amended and Restated Distribution Agreement between AMG Distributors, Inc. and the Registrant, on behalf of each of its series, dated September 17, 2015. (xiv)

7(b)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between AMG Distributors, Inc. and the Registrant with respect to AMG TimesSquare Emerging Markets Small Cap Fund. (xvii)

7(c)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between AMG Distributors, Inc. and the Registrant with respect to AMG Yacktman Focused Fund – Security Selection Only. (xix)

7(d)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between AMG Distributors, Inc. and the Registrant with respect to AMG TimesSquare Global Small Cap Fund. (xxiii)

7(e)	Letter Agreement to the Amended and Restated Distribution Agreement between AMG Distributors, Inc. and the Registrant, on behalf of each of its series. (xxvii)

8	Not applicable.

9(a)	Custody Agreement between the Registrant and The Bank of New York Mellon. (xvi)

9(b)	Foreign Custody Manager Agreement between the Registrant, on behalf of each of its series, and The Bank of New York. (vi)

10(a)	Amended and Restated Plan of Distribution Adopted Pursuant to Rule 12b-1 for Class N shares. (xxvii)

5

Item 16.	Exhibits.

Exhibit No	Description

10(b)	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund, AMG GW&K Emerging Markets Equity Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG SouthernSun Small Cap Fund, AMG SouthernSun U.S. Equity Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Emerging Wealth Equity Fund and AMG Yacktman Focused Fund – Security Selection Only. (xxix)

11	Opinion and Consent of Ropes & Gray LLP as to the legality of the securities being registered with respect to AMG GW&K Small Cap Value Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-254611 (filed March 23, 2021).

12	Opinion and Consent of Ropes & Gray LLP with respect to tax matters. (to be filed by amendment)

13(a)	Form of Amended and Restated Administration Agreement between the Registrant and AMG Funds LLC, dated October 1, 2016. (xvi)

13(b)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Mid Cap Growth Fund. (xxvi)

13(c)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Small Cap Growth Fund. (xxvi)

13(d)	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (xvi)

13(e)	Form of Expense Limitation Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Value Fund. (xxix)

13(f)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Small Cap Core Fund. (xxvi)

13(g)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Enhanced Yield Fund. (xxvi)

13(h)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Bond Fund. (xxvi)

13(i)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG Renaissance Large Cap Growth Fund. (xxvi)

13(j)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Emerging Markets Equity Fund. (xxviii)

13(k)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to Class N shares of AMG Yacktman Focused Fund. (xxvi)

13(l)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare International Small Cap Fund. (xxvi)

13(m)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Special Opportunities Fund. (xxvi)

13(n)	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Emerging Wealth Equity Fund . (xxx)

6

Item 16.	Exhibits.

Exhibit No	Description

13(o)	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small/Mid Cap Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-249460 (filed October 13, 2020).

13(p)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Emerging Markets Small Cap Fund. (xxvi)

13(q)	Form of Letter Agreement to the Amended and Restated Administration Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Emerging Markets Small Cap Fund. (xvii)

13(r)	Form of Letter Agreement to the Amended and Restated Administration Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Focused Fund – Security Selection Only. (xix)

13(s)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Focused Fund – Security Selection Only. (xxvi)

13(t)	Form of Letter Agreement to the Amended and Restated Administration Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Global Small Cap Fund. (xxiii)

13(u)	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Global Small Cap Fund. (xxvi)

13(v)	Form of Advisory and Subadvisory Fee Waiver Agreement among the Registrant, AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Emerging Markets Equity Fund. (xxviii)

14	Consent of PricewaterhouseCoopers LLP. (filed herewith)

15	None.

16	Power of Attorney for the Trustees and Certain Officers of the Registrant is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-254611 (filed March 23, 2021).

17	Not applicable.

(i)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(ii)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

(iii)	Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2009).

(iv)	Filed as an exhibit to Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 2, 2009).

(v)	Filed as an exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2011).

(vi)	Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2011).

(vii)	Filed as an exhibit to Post Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 18, 2012).

7

Item 16.	Exhibits.

Exhibit No	Description

(viii)	Filed as an exhibit to Post Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 31, 2012).

(ix)	Filed as an exhibit to Post Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2013).

(x)	Filed as an exhibit to Post Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 28, 2014).

(xi)	Filed as an exhibit to Post Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 30, 2014).

(xii)	Filed as an exhibit to Post Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 13, 2015).

(xiii)	Filed as an exhibit to Post Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 30, 2015).

(xiv)	Filed as an exhibit to Post Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2015).

(xv)	Filed as an exhibit to Post Effective Amendment No. 151 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 28, 2016).

(xvi)	Filed as an exhibit to Post Effective Amendment No. 169 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2016).

(xvii)	Filed as an exhibit to Post Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 29, 2016).

(xviii)	Filed as an exhibit to Post Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 27, 2017)

(xix)	Filed as an exhibit to Post Effective Amendment No. 181 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2017)

(xx)	Filed as an exhibit to Post Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 27, 2017)

(xxi)	Filed as an exhibit to Post Effective Amendment No. 186 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 28, 2017)

(xxii)	Filed as an exhibit to Post Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2018)

(xxiii)	Filed as an exhibit to Post Effective Amendment No. 200 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed May 15, 2018)

(xxiv)	Filed as an exhibit to Post Effective Amendment No. 206 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 28, 2019)

(xxv)	Filed as an exhibit to Post Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2019)

(xxvi)	Filed as an exhibit to Post Effective Amendment No. 210 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2019)

8

Item 16.	Exhibits.

Exhibit No	Description

(xxvii)	Filed as an exhibit to Post Effective Amendment No. 212 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 27, 2019)

(xxviii)	Filed as an exhibit to Post Effective Amendment No. 216 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2020).

(xxix)	Filed as an exhibit to Post Effective Amendment No. 220 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 7, 2020).

(xxx)	Filed as an exhibit to Post Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 26, 2021).

(xxxi)	Filed as an exhibit to Post Effective Amendment No. 224 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 12, 2021).

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this registration statement no later than a reasonable time after the closing of the transactions.

9

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of Stamford, and State of Connecticut, on the 21st day of April, 2021.

AMG FUNDS

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	April 21, 2021
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	April 21, 2021
Christine C. Carsman

/s/ Kurt A. Keilhacker*	Trustee	April 21, 2021
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	April 21, 2021
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	April 21, 2021
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	April 21, 2021
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	April 21, 2021
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	April 21, 2021
Thomas R. Schneeweis

/s/ Keitha L. Kinne	President and	April 21, 2021
Keitha L. Kinne	Principal Executive Officer (Principal Executive Officer)

/s/ Thomas Disbrow	Treasurer,	April 21, 2021
Thomas Disbrow	Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)

*By:	Thomas Disbrow
Thomas Disbrow
Pursuant to Powers of Attorney incorporated herein by reference to the Registrant’s Registration Statement on Form N-14, Registration No. 333-254611 (filed March 23, 2021). Date: April 21, 2021

EXHIBIT INDEX

Exhibit No.	Description

14	Consent of PricewaterhouseCoopers LLP.